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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31
Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Financial Services Fund
ING Fundamental Research Fund
ING Index Plus LargeCap Equity Fund
ING Index Plus LargeCap Equity Fund II
ING Index Plus LargeCap Equity Fund III
ING LargeCap Growth Fund
ING LargeCap Value Fund
ING MidCap Opportunities Fund
ING Opportunistic LargeCap Fund
ING Principal Protection Fund IV
ING Principal Protection Fund V
ING Principal Protection Fund VI
ING Principal Protection Fund VII
ING Principal Protection Fund VIII
ING Principal Protection Fund IX
ING Principal Protection Fund X
ING Principal Protection Fund XI
ING Principal Protection Fund XII
ING Real Estate Fund
ING SmallCap Opportunities Fund
ING SmallCap Value Choice Fund
ING Value Choice Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Financial Services Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 94.4%
		Banks: 31.0%
94,700		Associated Banc-Corp.	$2,671,487
266,107		Bank of America Corp.	13,486,303
101,735		Bank of New York Mellon Corp.	4,113,146
39,866		Capital One Financial Corp.	2,577,736
96,000		Cullen/Frost Bankers, Inc.	4,951,680
223,900		People’s United Financial, Inc.	3,958,552
97,700		PNC Financial Services Group, Inc.	6,875,149
149,800		Prosperity Bancshares, Inc.	5,058,746
64,700		State Street Corp.	3,969,992
333,719		US Bancorp.	10,795,810
188,387		Wachovia Corp.	9,227,195
399,490		Wells Fargo & Co.	14,597,362
			82,283,158
		Diversified Financial Services: 31.6%
56,491	@	Affiliated Managers Group, Inc.	6,397,606
96,808		American Express Co.	5,674,885
246,500	@@	Amvescap PLC	3,008,719
52,500		CIT Group, Inc.	1,972,425
336,500		Citigroup, Inc.	15,775,120
23,800	@@	Deutsche Boerse AG	2,633,601
226,998	@	E*Trade Financial Corp.	3,536,629
80,526		Fannie Mae	5,283,311
64,517		Freddie Mac	3,974,892
21,773		Goldman Sachs Group, Inc.	3,832,266
314,198		JP Morgan Chase & Co.	13,988,095
66,000	@@	Lazard Ltd.	2,645,940
41,732		Lehman Brothers Holdings, Inc.	2,288,166
72,454		Merrill Lynch & Co., Inc.	5,339,860
38,265		Morgan Stanley	2,386,588
281,500	@	TD Ameritrade Holding Corp.	5,109,225
			83,847,328
		Insurance: 31.8%
108,045	@@	ACE Ltd.	6,240,679
82,300		Aflac, Inc.	4,387,413
207,571		American International Group, Inc.	13,699,686
51,336		Hartford Financial Services Group, Inc.	4,564,284
87,615		Lincoln National Corp.	5,334,001
77,100		MBIA, Inc.	4,626,000
101,900		Metlife, Inc.	6,526,695
115,100		Principal Financial Group, Inc.	6,386,899
165,300		Protective Life Corp.	6,909,540
37,488		Prudential Financial, Inc.	3,365,673
191,200	@@	Security Capital Assurance Ltd.	3,887,096
111,200		Stancorp Financial Group, Inc.	5,237,520
57,705		Travelers Cos., Inc.	2,916,411
80,400	@@	Willis Group Holdings Ltd.	3,127,560
245,800		WR Berkley Corp.	7,346,962
			84,556,419
		Total Common Stock
		(Cost $ 216,679,413)	250,686,905
REAL ESTATE INVESTMENT TRUSTS: 3.1%
		Apartments: 0.8%
43,000		Home Properties, Inc.	2,185,260
			2,185,260
		Diversified: 0.9%
62,100		Liberty Property Trust	2,425,626
			2,425,626
		Office Property: 0.6%
68,600		Douglas Emmett, Inc.	1,677,270
			1,677,270
		Regional Malls: 0.8%
24,500		Macerich Co.	1,989,890
			1,989,890
		Total Real Estate Investment Trusts
		(Cost $9,093,703)	8,278,046
		Total Long-Term Investments
		(Cost $225,773,116)	258,964,951
SHORT-TERM INVESTMENTS: 2.6%
		Mutual Fund: 2.5%
6,500,000	**	ING Institutional Prime Money Market Fund	6,500,000
		Total Mutual Fund
		(Cost $6,500,000)	6,500,000

PORTFOLIO OF INVESTMENTS
ING Financial Services Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
	Repurchase Agreement: 0.1%
$380,000	Morgan Stanley Repurchase Agreement dated 08/31/07, 5.250%, due 09/04/07, $380,222 to be received upon repurchase (Collateralized by $710,000 Resolution Funding Corporation, Discount Note, Market Value plus accrued interest $389,605, due 10/15/19)		$380,000
	Total Repurchase Agreement
	(Cost $380,000)		380,000
	Total Short-Term Investments
	(Cost $6,880,000)		6,880,000
	Total Investments in Securities
	(Cost $232,653,116)*	100.1%	$265,844,951
	Other Assets and Liabilities - Net	(0.1)	(190,684)
	Net Assets	100.0%	$265,654,267

@	Non-income producing security
@@	Foreign Issuer
**	Investment in affiliate

*	Cost for federal income tax purposes is $232,817,592.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$42,624,693
	Gross Unrealized Depreciation	(9,597,334)
	Net Unrealized Appreciation	$33,027,359

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.8%
		Aerospace/Defense: 0.5%
4,900	@	BE Aerospace, Inc.	$190,953
			190,953
		Agriculture: 2.2%
11,460		Altria Group, Inc.	795,439
			795,439
		Apparel: 1.0%
10,700		Liz Claiborne, Inc.	365,619
			365,619
		Banks: 3.2%
14,330		Bank of America Corp.	726,244
12,800		US Bancorp.	414,080
			1,140,324
		Beverages: 0.8%
8,600	@@	Fomento Economico Mexicano SA de CV ADR	299,624
			299,624
		Chemicals: 1.1%
4,500		Air Products & Chemicals, Inc.	405,045
			405,045
		Commercial Services: 1.1%
14,400	@	Quanta Services, Inc.	407,088
			407,088
		Computers: 3.1%
2,200	@	Apple, Inc.	304,656
17,000	@	Dell, Inc.	480,250
6,507		Hewlett-Packard Co.	321,120
12,700	X	Seagate Technology, Inc. - Escrow	—
			1,106,026
		Cosmetics/Personal Care: 2.0%
11,095		Procter & Gamble Co.	724,614
			724,614
		Diversified Financial Services: 9.6%
34,700	@@	Amvescap PLC	423,540
7,400		Bear Stearns Cos., Inc.	804,084
15,250		Citigroup, Inc.	714,920
15,380		JP Morgan Chase & Co.	684,718
7,100	@@	Lazard Ltd.	284,639
28,000	@	TD Ameritrade Holding Corp.	508,200
			3,420,101
		Electric: 3.3%
5,300		Exelon Corp.	374,551
6,785	@	Mirant Corp.	264,411
6,900	@	NRG Energy, Inc.	262,821
8,500		NSTAR	278,545
			1,180,328
		Engineering & Construction: 2.2%
6,500	@	Foster Wheeler Ltd.	769,860
			769,860
		Environmental Control: 1.3%
12,300		Waste Management, Inc.	463,341
			463,341
		Food: 1.5%
16,167		Kraft Foods, Inc.	518,314
			518,314
		Healthcare - Products: 3.0%
11,040		Johnson & Johnson	682,162
9,000	@	St. Jude Medical, Inc.	392,130
			1,074,292
		Healthcare - Services: 1.7%
8,300	@, W	Covance, Inc.	608,556
			608,556
		Housewares: 0.8%
4,700		Toro Co.	278,005
			278,005
		Insurance: 5.4%
8,100		American International Group, Inc.	534,600
5,700		MBIA, Inc.	342,000
7,900		Principal Financial Group, Inc.	438,371
8,600		Protective Life Corp.	359,480
8,900		WR Berkley Corp.	266,021
			1,940,472
		Internet: 2.2%
1,500	@	Google, Inc. - Class A	772,875
			772,875
		Investment Companies: 0.9%
16,900	@@	KKR Private Equity Investors LP	321,100
			321,100

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Iron/Steel: 1.3%
4,700		Allegheny Technologies, Inc.	$467,133
			467,133
		Media: 2.6%
10,400	@	Comcast Corp. — Class A	271,336
23,480		News Corp. - Class A	475,000
5,200		Walt Disney Co.	174,720
			921,056
		Metal Fabricate/Hardware: 1.0%
2,800		Precision Castparts Corp.	364,868
			364,868
		Mining: 1.1%
10,300		Alcoa, Inc.	376,259
			376,259
		Miscellaneous Manufacturing: 4.4%
6,600		Cooper Industries Ltd.	337,722
17,660		General Electric Co.	686,444
8,600		Roper Industries, Inc.	544,294
			1,568,460
		Oil & Gas: 9.1%
4,236		ConocoPhillips	346,886
21,170		ExxonMobil Corp.	1,814,904
2,700		GlobalSantaFe Corp.	190,593
5,700		Valero Energy Corp.	390,507
9,600		XTO Energy, Inc.	521,856
			3,264,746
		Oil & Gas Services: 2.0%
7,200		Schlumberger Ltd.	694,800
			694,800
		Pharmaceuticals: 5.6%
6,800		Abbott Laboratories	352,988
9,000	@	Hospira, Inc.	347,850
13,800		Merck & Co., Inc.	692,346
10,700		Omnicare, Inc.	349,141
5,150		Wyeth	238,445
			1,980,770
		Retail: 6.3%
26,400		CVS Caremark Corp.	998,448
7,700		Home Depot, Inc.	294,987
5,900	@	Kohl’s Corp.	349,870
3,600		McDonald’s Corp.	177,300
2,800		Target Corp.	184,604
5,900		Wal-Mart Stores, Inc.	257,417
			2,262,626
		Semiconductors: 4.5%
35,800		Intel Corp.	921,851
8,700		Maxim Integrated Products	261,087
42,501	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	421,610
			1,604,548
		Software: 5.3%
9,900	@	Activision, Inc.	192,951
7,200	@	Adobe Systems, Inc.	307,800
7,400	@@	Infosys Technologies Ltd. ADR	353,054
13,760		Microsoft Corp.	395,325
31,900	@	Oracle Corp.	646,932
			1,896,062
		Telecommunications: 8.7%
25,500	@	Arris Group, Inc.	387,090
25,200		AT&T, Inc.	1,004,724
13,700	@	Cisco Systems, Inc.	437,304
5,300	@	CommScope, Inc.	299,980
13,990		Qualcomm, Inc.	558,061
25,200	@	Qwest Communications International, Inc.	225,540
4,400		Verizon Communications, Inc.	184,272
			3,096,971
		Total Common Stock
		(Cost $32,927,717)	35,280,275
SHORT-TERM INVESTMENTS: 3.0%
		Mutual Fund: 2.7%
975,000	**	ING Institutional Prime Money Market Fund	975,000
		Total Mutual Fund
		(Cost $975,000)	975,000

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
	Repurchase Agreement: 0.3%
$111,000	Morgan Stanley Repurchase Agreement dated 08/31/07, 5.250%, due 09/04/07, $111,065 to be received upon repurchase (Collateralized by $115,000 Federal National Mortgage Association, Discount Note, Market Value plus accrued interest $114,046, due 10/31/07)		$111,000
	Total Repurchase Agreement
	(Cost $111,000)		111,000
	Total Short-Term Investments
	(Cost $1,086,000)		1,086,000
	Total Investments in Securities
	(Cost $34,013,717)*	101.8%	$36,366,275
	Other Assets and Liabilities - Net	(1.8)	(646,134)
	Net Assets	100.0%	$35,720,141

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
W	When-issued or delayed delivery security
**	Investment in affiliate
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $34,149,426.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,897,178
	Gross Unrealized Depreciation	(680,329)
	Net Unrealized Appreciation	$2,216,849

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.0%
		Advertising: 0.5%
3,600		Omnicom Group	$183,348
			183,348
		Aerospace/Defense: 3.2%
1,700		Boeing Co.	164,390
1,500		General Dynamics Corp.	117,840
2,900		Lockheed Martin Corp.	287,506
4,683		Raytheon Co.	287,255
5,600		United Technologies Corp.	417,928
			1,274,919
		Agriculture: 1.6%
5,840		Altria Group, Inc.	405,354
1,000		Archer-Daniels-Midland Co.	33,700
1,000		Reynolds American, Inc.	66,120
2,400		UST, Inc.	118,272
			623,446
		Apparel: 0.5%
2,840	@	Coach, Inc.	126,465
400		Nike, Inc.	22,536
900		Polo Ralph Lauren Corp.	67,986
			216,987
		Auto Manufacturers: 0.6%
11,400		Ford Motor Co.	89,034
1,200		General Motors Corp.	36,888
1,400		Paccar, Inc.	119,770
			245,692
		Auto Parts & Equipment: 0.1%
200		Johnson Controls, Inc.	22,620
			22,620
		Banks: 6.3%
19,871	S	Bank of America Corp.	1,007,062
2,658		Bank of New York Mellon Corp.	107,463
2,400		Comerica, Inc.	133,872
6,600		Huntington Bancshares, Inc.	113,586
7,200		Regions Financial Corp.	225,360
300		State Street Corp.	18,408
10,419		Wachovia Corp.	510,323
11,500		Wells Fargo & Co.	420,210
			2,536,284
		Beverages: 1.4%
4,100		Coca-Cola Co.	220,498
3,570		Pepsi Bottling Group, Inc.	123,486
2,980		PepsiCo, Inc.	202,729
			546,713
		Biotechnology: 0.7%
3,000	@	Amgen, Inc.	150,330
900	@	Biogen Idec, Inc.	57,438
900	@	Celgene Corp.	57,789
400	@	Genzyme Corp.	24,964
			290,521
		Building Materials: 0.4%
6,700		Masco Corp.	174,334
			174,334
		Chemicals: 1.2%
200		Air Products & Chemicals, Inc.	18,002
1,500		Ashland, Inc.	89,685
1,500		Dow Chemical Co.	63,945
400		EI DuPont de Nemours & Co.	19,500
1,200		International Flavors & Fragrances, Inc.	60,276
1,200		Monsanto Co.	83,688
3,300		Sigma-Aldrich Corp.	147,840
			482,936
		Coal: 0.1%
500		Consol Energy, Inc.	19,940
1,000		Peabody Energy Corp.	42,510
			62,450
		Commercial Services: 0.6%
300	@	Apollo Group, Inc. - Class A	17,601
4,000	@	Convergys Corp.	67,000
1,780		McKesson Corp.	101,834
600		Robert Half International, Inc.	19,164
1,500		Western Union Co.	28,245
			233,844
		Computers: 5.7%
300	@	Affiliated Computer Services, Inc.	15,009
2,600	@	Apple, Inc.	360,048
300	@	Cognizant Technology Solutions Corp.	22,053

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Computers (continued)
1,300	@	Computer Sciences Corp.	$72,735
10,600	@	Dell, Inc.	299,450
4,500		Electronic Data Systems Corp.	103,005
5,500	@	EMC Corp.	108,130
9,367		Hewlett-Packard Co.	462,261
5,170		International Business Machines Corp.	603,287
1,800	@	Lexmark International, Inc.	67,068
2,900	@	Network Appliance, Inc.	80,794
900	@	Sandisk Corp.	50,454
7,500		Sun Microsystems, Inc.	40,200
			2,284,494
		Cosmetics/Personal Care: 2.7%
600		Avon Products, Inc.	20,610
1,000		Colgate-Palmolive Co.	66,320
1,300		Estee Lauder Cos., Inc.	54,067
14,311		Procter & Gamble Co.	934,651
			1,075,648
		Diversified Financial Services: 7.5%
930		American Express Co.	54,517
1,100		Charles Schwab Corp.	21,780
18,850		Citigroup, Inc.	883,688
200		Cme Group, Inc.	110,960
1,200		Countrywide Financial Corp.	23,820
1,670	@	Discover Financial Services	38,644
2,300		Fannie Mae	150,903
800		Freddie Mac	49,288
1,800		Goldman Sachs Group, Inc.	316,818
14,400		JP Morgan Chase & Co.	641,088
1,000		Lehman Brothers Holdings, Inc.	54,830
4,310		Merrill Lynch & Co., Inc.	317,647
4,540		Morgan Stanley	283,160
1,200		SLM Corp.	60,336
			3,007,479
		Electric: 3.2%
1,100	@	AES Corp.	19,921
200		Constellation Energy Group, Inc.	16,588
1,100		Duke Energy Corp.	20,174
2,200	@	Dynegy, Inc. - Class A	17,798
5,000		Edison International	263,550
3,700		Entergy Corp.	383,394
1,300		Exelon Corp.	91,871
1,800		FirstEnergy Corp.	110,592
700		FPL Group, Inc.	41,188
500		PPL Corp.	24,130
2,300		Public Service Enterprise Group, Inc.	195,477
1,400		TXU Corp.	94,360
			1,279,043
		Electrical Components & Equipment: 0.0%
400		Emerson Electric Co.	19,692
			19,692
		Electronics: 0.3%
700	@	Agilent Technologies, Inc.	25,480
600	@	Thermo Electron Corp.	32,538
1,900	@	Tyco Electronics Ltd.	66,253
			124,271
		Engineering & Construction: 0.1%
200		Fluor Corp.	25,430
			25,430
		Entertainment: 0.1%
600		International Game Technology	22,902
			22,902
		Environmental Control: 0.4%
4,700		Waste Management, Inc.	177,049
			177,049
		Food: 1.5%
1,400		Campbell Soup Co.	52,850
1,000	@	Dean Foods Co.	26,860
4,900		General Mills, Inc.	273,812
800		HJ Heinz Co.	36,072
2,000		Kraft Foods, Inc.	64,120
4,000		Kroger Co.	106,320
500		Whole Foods Market, Inc.	22,130
			582,164
		Forest Products & Paper: 0.3%
3,200		International Paper Co.	112,352
			112,352
		Hand/Machine Tools: 0.6%
1,100		Black & Decker Corp.	95,425
1,540		Snap-On, Inc.	75,429
1,500		Stanley Works	85,110
			255,964
		Healthcare - Products: 3.3%
2,300		Baxter International, Inc.	125,948

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
300		Becton Dickinson & Co.	$23,082
2,800	@	Boston Scientific Corp.	35,924
1,500	@, @@	Covidien Ltd.	59,745
300		CR Bard, Inc.	25,017
12,650		Johnson & Johnson	781,644
2,700		Medtronic, Inc.	142,668
800	@	St. Jude Medical, Inc.	34,856
400		Stryker Corp.	26,720
600	@	Varian Medical Systems, Inc.	24,234
400	@	Zimmer Holdings, Inc.	31,332
			1,311,170
		Healthcare - Services: 1.6%
2,040		Aetna, Inc.	103,856
1,035	@	Coventry Health Care, Inc.	59,378
1,150	@	Humana, Inc.	73,704
5,540		UnitedHealth Group, Inc.	277,055
1,560	@	WellPoint, Inc.	125,720
			639,713
		Home Builders: 0.2%
1,100		D.R. Horton, Inc.	16,621
2,300		KB Home	69,782
			86,403
		Home Furnishings: 0.1%
200		Harman International Industries, Inc.	22,678
			22,678
		Household Products/Wares: 0.2%
1,000		Kimberly-Clark Corp.	68,690
			68,690
		Insurance: 4.6%
2,000	@@	ACE Ltd.	115,520
400		Aflac, Inc.	21,324
3,450		Allstate Corp.	188,888
6,800		American International Group, Inc.	448,800
500		AON Corp.	21,660
4,580		Chubb Corp.	234,175
600		Cigna Corp.	31,008
3,900		Genworth Financial, Inc.	113,022
1,700		Hartford Financial Services Group, Inc.	151,147
800		Marsh & McLennan Cos., Inc.	21,320
1,310		Metlife, Inc.	83,906
1,000		MGIC Investment Corp.	30,160
3,060		Prudential Financial, Inc.	274,727
2,400		Travelers Cos., Inc.	121,296
			1,856,953
		Internet: 2.0%
1,200	@	Amazon.com, Inc.	95,892
3,100	@	eBay, Inc.	105,710
700	@	Google, Inc. - Class A	360,675
2,200	@	IAC/InterActiveCorp.	61,138
4,900	@	Symantec Corp.	92,169
3,000	@	Yahoo!, Inc.	68,190
			783,774
		Iron/Steel: 0.5%
200		Allegheny Technologies, Inc.	19,878
2,000		Nucor Corp.	105,800
800		United States Steel Corp.	75,584
			201,262
		Leisure Time: 0.3%
400		Carnival Corp.	18,236
1,700		Harley-Davidson, Inc.	91,443
			109,679
		Lodging: 0.2%
600		Harrah’s Entertainment, Inc.	51,462
1,100		Hilton Hotels Corp.	50,545
			102,007
		Machinery - Construction & Mining: 0.5%
2,200		Caterpillar, Inc.	166,694
300	@	Terex Corp.	23,964
			190,658
		Machinery - Diversified: 0.4%
900		Cummins, Inc.	106,578
200		Deere & Co.	27,212
300		Rockwell Automation, Inc.	21,138
			154,928
		Media: 2.4%
1,600		Clear Channel Communications, Inc.	59,616
6,600	@	Comcast Corp. – Class A	172,194
2,400	@	DIRECTV Group, Inc.	55,992
940		McGraw-Hill Cos., Inc.	47,432
3,700		News Corp. - Class A	74,851
6,900		Time Warner, Inc.	130,962
1,100	@	Viacom - Class B	43,406
10,670		Walt Disney Co.	358,512
			942,965

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Mining: 0.6%
2,900		Alcoa, Inc.	$105,937
1,200		Freeport-McMoRan Copper & Gold, Inc.	104,904
1,200		Newmont Mining Corp.	50,712
			261,553
		Miscellaneous Manufacturing: 5.0%
1,500		3M Co.	136,485
1,100		Cooper Industries Ltd.	56,287
1,800		Eastman Kodak Co.	48,006
2,680		Eaton Corp.	252,510
26,880		General Electric Co.	1,044,825
600		Honeywell International, Inc.	33,690
1,200		Illinois Tool Works, Inc.	69,804
1,300		ITT Corp.	88,387
1,750		Parker Hannifin Corp.	188,073
1,400	@@	Tyco International Ltd.	61,824
			1,979,891
		Oil & Gas: 9.2%
700		Anadarko Petroleum Corp.	34,286
9,152		Chevron Corp.	803,180
5,117		ConocoPhillips	419,031
300		Devon Energy Corp.	22,593
300		EOG Resources, Inc.	20,208
18,940	S	ExxonMobil Corp.	1,623,726
700		Hess Corp.	42,959
4,240		Marathon Oil Corp.	228,494
800		Noble Corp.	39,248
2,940		Occidental Petroleum Corp.	166,669
700	@	Transocean, Inc.	73,563
2,500		Valero Energy Corp.	171,275
400		XTO Energy, Inc.	21,744
			3,666,976
		Oil & Gas Services: 1.6%
600		Baker Hughes, Inc.	50,316
5,960		Halliburton Co.	206,156
400	@	National Oilwell Varco, Inc.	51,200
3,000		Schlumberger Ltd.	289,500
700	@	Weatherford International Ltd.	40,866
			638,038
		Packaging & Containers: 0.3%
3,700	@	Pactiv Corp.	108,225
			108,225
		Pharmaceuticals: 5.1%
2,900		Abbott Laboratories	150,539
300		Allergan, Inc.	18,003
3,080		AmerisourceBergen Corp.	147,378
7,400		Bristol-Myers Squibb Co.	215,710
700		Cardinal Health, Inc.	47,866
1,700		Eli Lilly & Co.	97,495
2,400	@	Forest Laboratories, Inc.	90,312
2,400	@	Gilead Sciences, Inc.	87,288
3,480	@	King Pharmaceuticals, Inc.	52,304
600	@	Medco Health Solutions, Inc.	51,270
5,900		Merck & Co., Inc.	296,003
3,100		Mylan Laboratories	46,810
17,834		Pfizer, Inc.	442,997
6,000		Schering-Plough Corp.	180,120
700	@	Watson Pharmaceuticals, Inc.	20,874
1,700		Wyeth	78,710
			2,023,679
		Pipelines: 0.2%
1,800		El Paso Corp.	28,566
900		Spectra Energy Corp.	20,925
800		Williams Cos., Inc.	24,800
			74,291
		Retail: 5.4%
500	@	Autozone, Inc.	60,645
1,500		Best Buy Co., Inc.	65,925
1,500	@	Big Lots, Inc.	44,655
3,600		Costco Wholesale Corp.	222,300
3,100		CVS Caremark Corp.	117,242
2,450		Family Dollar Stores, Inc.	71,736
5,870		Gap, Inc.	110,121
4,000		Home Depot, Inc.	153,240
1,700		JC Penney Co., Inc.	116,892
400	@	Kohl’s Corp.	23,720
2,600		Lowe’s Cos., Inc.	80,756
2,538		Macy’s, Inc.	80,505
6,050		McDonald’s Corp.	297,963
2,100		RadioShack Corp.	49,917
200	@	Sears Holding Corp.	28,712
1,200	@	Starbucks Corp.	33,060

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
1,600		Target Corp.	$105,488
4,030		TJX Cos., Inc.	122,875
1,200		Walgreen Co.	54,084
5,600		Wal-Mart Stores, Inc.	244,328
2,400		Wendy’s International, Inc.	78,936
			2,163,100
		Savings & Loans: 0.5%
5,700		Washington Mutual, Inc.	209,304
			209,304
		Semiconductors: 2.7%
1,500	@	Advanced Micro Devices, Inc.	19,500
2,400		Applied Materials, Inc.	51,264
1,300	@	Broadcom Corp.	44,850
17,700		Intel Corp.	455,775
2,200		KLA-Tencor Corp.	126,434
500	@	MEMC Electronic Materials, Inc.	30,710
1,700	@	Micron Technology, Inc.	19,465
2,300		National Semiconductor Corp.	60,536
2,700	@	Novellus Systems, Inc.	73,899
500	@	Nvidia Corp.	25,580
4,100	@	Teradyne, Inc.	61,049
2,800		Texas Instruments, Inc.	95,872
			1,064,934
		Software: 3.6%
1,200	@	Adobe Systems, Inc.	51,300
1,900	@	Autodesk, Inc.	88,008
2,910	@	BMC Software, Inc.	89,104
5,600		CA, Inc.	141,064
600	@	Citrix Systems, Inc.	21,810
600	@	Electronic Arts, Inc.	31,764
2,500		First Data Corp.	83,050
2,800	@	Intuit, Inc.	76,468
22,050		Microsoft Corp.	633,497
3,200	@	Novell, Inc.	23,808
9,600	@	Oracle Corp.	194,688
			1,434,561
		Telecommunications: 6.6%
1,100		Alltel Corp.	75,086
17,395		AT&T, Inc.	693,539
1,400	@	Avaya, Inc.	23,562
1,000		CenturyTel, Inc.	47,980
21,470	@	Cisco Systems, Inc.	685,322
2,100		Citizens Communications Co.	30,471
4,500		Corning, Inc.	105,165
1,200		Embarq Corp.	74,904
1,800	@	Juniper Networks, Inc.	59,256
8,810		Motorola, Inc.	149,330
4,400		Qualcomm, Inc.	175,516
9,100	@	Qwest Communications International, Inc.	81,445
6,300		Sprint Nextel Corp.	119,196
7,400		Verizon Communications, Inc.	309,912
			2,630,684
		Toys/Games/Hobbies: 0.2%
3,800		Mattel, Inc.	82,194
			82,194
		Transportation: 1.1%
600		Burlington Northern Santa Fe Corp.	48,690
600		CH Robinson Worldwide, Inc.	29,424
700		CSX Corp.	28,700
500		FedEx Corp.	54,840
800		Norfolk Southern Corp.	40,968
400		Union Pacific Corp.	44,628
2,600		United Parcel Service, Inc. - Class B	197,236
			444,486
		Total Common Stock
		(Cost $33,634,731)	39,113,378
REAL ESTATE INVESTMENT TRUSTS: 0.8%
		Apartments: 0.2%
700		Archstone-Smith Trust	41,160
500		Equity Residential	20,120
			61,280
		Diversified: 0.1%
200		Vornado Realty Trust	21,318
			21,318
		Office Property: 0.0%
200		Boston Properties, Inc.	20,014
			20,014
		Regional Malls: 0.3%
900		General Growth Properties, Inc.	44,739
700		Simon Property Group, Inc.	66,444
			111,183

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of August 31, 2007 (Unaudited) (continued)

Shares		Value
	Shopping Centers: 0.1%
400	Developers Diversified Realty Corp.	$21,392
500	Kimco Realty Corp.	21,410
		42,802
	Warehouse/Industrial: 0.1%
1,000	Prologis	60,160
		60,160
	Total Real Estate Investment Trusts
	(Cost $323,392)	316,757
	Total Long-Term Investments
	(Cost $33,958,123)	39,430,135

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.8%
		Mutual Fund: 1.5%
$600,000	**	ING Institutional Prime Money Market Fund		$600,000
		Total Mutual Fund
		(Cost $600,000)		600,000
		Repurchase Agreement: 0.3%
129,000		Morgan Stanley Repurchase Agreement dated 08/31/07, 5.250%, due 09/04/07, $129,075 to be received upon repurchase (Collateralized by $135,000 Federal National Mortgage Association, Discount Note, Market Value $133,880, due 10/31/07)		129,000
		Total Repurchase Agreement
		(Cost $129,000)		129,000
		Total Short-Term Investments
		(Cost $729,000)		729,000
		Total Investments in Securities
		(Cost $34,687,123)*	100.6%	$40,159,135
		Other Assets and Liabilities - Net	(0.6)	(225,009)
		Net Assets	100.0%	$39,934,126

	@	Non-income producing security
	@@	Foreign Issuer
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $35,519,435.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,580,940
		Gross Unrealized Depreciation		(941,240)
		Net Unrealized Appreciation		$4,639,700

ING Index Plus LargeCap Equity Fund Open Futures Contracts on August 31, 2007

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts

S&P 500 E-Mini	11	812,185	09/21/07	$4,267
				$4,267

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.9%
		Advertising: 0.5%
5,600		Omnicom Group	$285,208
			285,208
		Aerospace/Defense: 3.2%
2,600		Boeing Co.	251,420
2,400		General Dynamics Corp.	188,544
4,500		Lockheed Martin Corp.	446,130
7,281		Raytheon Co.	446,617
8,680		United Technologies Corp.	647,788
			1,980,499
		Agriculture: 1.6%
9,470		Altria Group, Inc.	657,313
1,600		Archer-Daniels-Midland Co.	53,920
1,530		Reynolds American, Inc.	101,164
3,900		UST, Inc.	192,192
			1,004,589
		Apparel: 0.5%
4,500	@	Coach, Inc.	200,385
600		Nike, Inc.	33,804
1,300		Polo Ralph Lauren Corp.	98,202
			332,391
		Auto Manufacturers: 0.6%
18,300		Ford Motor Co.	142,923
1,800		General Motors Corp.	55,332
2,100		Paccar, Inc.	179,655
			377,910
		Auto Parts & Equipment: 0.0%
300		Johnson Controls, Inc.	33,930
			33,930
		Banks: 6.3%
30,561		Bank of America Corp.	1,548,831
3,867		Bank of New York Mellon Corp.	156,343
3,600		Comerica, Inc.	200,808
9,900		Huntington Bancshares, Inc.	170,379
11,217		Regions Financial Corp.	351,092
400		State Street Corp.	24,544
16,071		Wachovia Corp.	787,158
18,350		Wells Fargo & Co.	670,509
			3,909,664
		Beverages: 1.4%
6,400		Coca-Cola Co.	344,192
5,220		Pepsi Bottling Group, Inc.	180,560
4,700		PepsiCo, Inc.	319,741
			844,493
		Biotechnology: 0.7%
4,700	@	Amgen, Inc.	235,517
1,400	@	Biogen Idec, Inc.	89,348
1,300	@	Celgene Corp.	83,473
600	@	Genzyme Corp.	37,446
			445,784
		Building Materials: 0.4%
10,300		Masco Corp.	268,006
			268,006
		Chemicals: 1.3%
400		Air Products & Chemicals, Inc.	36,004
2,700		Ashland, Inc.	161,433
2,500		Dow Chemical Co.	106,575
600		EI DuPont de Nemours & Co.	29,250
2,130		International Flavors & Fragrances, Inc.	106,990
1,800		Monsanto Co.	125,532
5,300		Sigma-Aldrich Corp.	237,440
			803,224
		Coal: 0.1%
800		Consol Energy, Inc.	31,904
1,500		Peabody Energy Corp.	63,765
			95,669
		Commercial Services: 0.6%
500	@	Apollo Group, Inc. - Class A	29,335
6,700	@	Convergys Corp.	112,225
2,830		McKesson Corp.	161,904
900		Robert Half International, Inc.	28,746
2,300		Western Union Co.	43,309
			375,519
		Computers: 5.7%
500	@	Affiliated Computer Services, Inc.	25,015
3,900	@	Apple, Inc.	540,072
400	@	Cognizant Technology Solutions Corp.	29,404

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Computers (continued)
2,300	@	Computer Sciences Corp.	$128,685
16,500	@	Dell, Inc.	466,125
7,100		Electronic Data Systems Corp.	162,519
8,800	@	EMC Corp.	173,008
14,552		Hewlett-Packard Co.	718,141
7,940		International Business Machines Corp.	926,519
2,770	@	Lexmark International, Inc.	103,210
4,400	@	Network Appliance, Inc.	122,584
1,400	@	Sandisk Corp.	78,484
11,400		Sun Microsystems, Inc.	61,104
			3,534,870
		Cosmetics/Personal Care: 2.7%
900		Avon Products, Inc.	30,915
1,600		Colgate-Palmolive Co.	106,112
2,250		Estee Lauder Cos., Inc.	93,578
22,048		Procter & Gamble Co.	1,439,955
			1,670,560
		Diversified Financial Services: 7.5%
1,320		American Express Co.	77,378
1,600		Charles Schwab Corp.	31,680
29,300		Citigroup, Inc.	1,373,584
300		Cme Group, Inc.	166,440
1,700		Countrywide Financial Corp.	33,745
2,550	@	Discover Financial Services	59,007
3,500		Fannie Mae	229,635
1,200		Freddie Mac	73,932
2,700		Goldman Sachs Group, Inc.	475,227
22,500		JP Morgan Chase & Co.	1,001,700
1,590		Lehman Brothers Holdings, Inc.	87,180
6,760		Merrill Lynch & Co., Inc.	498,212
7,100		Morgan Stanley	442,827
2,200		SLM Corp.	110,616
			4,661,163
		Electric: 3.2%
1,700	@	AES Corp.	30,787
400		Constellation Energy Group, Inc.	33,176
1,600		Duke Energy Corp.	29,344
3,400	@	Dynegy, Inc. - Class A	27,506
7,790		Edison International	410,611
5,700		Entergy Corp.	590,634
2,100		Exelon Corp.	148,407
2,800		FirstEnergy Corp.	172,032
1,100		FPL Group, Inc.	64,724
800		PPL Corp.	38,608
3,500		Public Service Enterprise Group, Inc.	297,465
2,400		TXU Corp.	161,760
			2,005,054
		Electrical Components & Equipment: 0.0%
700		Emerson Electric Co.	34,461
			34,461
		Electronics: 0.3%
1,000	@	Agilent Technologies, Inc.	36,400
900	@	Thermo Electron Corp.	48,807
2,825	@	Tyco Electronics Ltd.	98,508
			183,715
		Engineering & Construction: 0.1%
300		Fluor Corp.	38,145
			38,145
		Entertainment: 0.0%
900		International Game Technology	34,353
			34,353
		Environmental Control: 0.4%
7,030		Waste Management, Inc.	264,820
			264,820
		Food: 1.5%
2,400		Campbell Soup Co.	90,600
1,600	@	Dean Foods Co.	42,976
7,700		General Mills, Inc.	430,276
1,300		HJ Heinz Co.	58,617
3,000		Kraft Foods, Inc.	96,180
6,500		Kroger Co.	172,770
700		Whole Foods Market, Inc.	30,982
			922,401
		Forest Products & Paper: 0.3%
5,000		International Paper Co.	175,550
			175,550
		Hand/Machine Tools: 0.7%
1,700		Black & Decker Corp.	147,475
2,470		Snap-On, Inc.	120,981
2,500		Stanley Works	141,850
			410,306
		Healthcare - Products: 3.2%
3,400		Baxter International, Inc.	186,184

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
400		Becton Dickinson & Co.	$30,776
4,300	@	Boston Scientific Corp.	55,169
2,825	@, @@	Covidien Ltd.	112,520
400		CR Bard, Inc.	33,356
19,650		Johnson & Johnson	1,214,174
4,200		Medtronic, Inc.	221,928
700	@	St. Jude Medical, Inc.	30,499
700		Stryker Corp.	46,760
800	@	Varian Medical Systems, Inc.	32,312
600	@	Zimmer Holdings, Inc.	46,998
			2,010,676
		Healthcare - Services: 1.7%
3,480		Aetna, Inc.	177,167
1,890	@	Coventry Health Care, Inc.	108,429
1,800	@	Humana, Inc.	115,362
8,690		UnitedHealth Group, Inc.	434,587
2,480	@	WellPoint, Inc.	199,863
			1,035,408
		Home Builders: 0.2%
1,700		D.R. Horton, Inc.	25,687
3,700		KB Home	112,258
			137,945
		Home Furnishings: 0.1%
400		Harman International Industries, Inc.	45,356
			45,356
		Household Products/Wares: 0.2%
1,700		Kimberly-Clark Corp.	116,773
			116,773
		Insurance: 4.7%
3,560	@@	ACE Ltd.	205,626
600		Aflac, Inc.	31,986
5,270		Allstate Corp.	288,533
10,900		American International Group, Inc.	719,400
700		AON Corp.	30,324
6,990		Chubb Corp.	357,399
900		Cigna Corp.	46,512
6,300		Genworth Financial, Inc.	182,574
2,550		Hartford Financial Services Group, Inc.	226,721
1,200		Marsh & McLennan Cos., Inc.	31,980
2,200		Metlife, Inc.	140,910
1,600		MGIC Investment Corp.	48,256
4,700		Prudential Financial, Inc.	421,966
3,600		Travelers Cos., Inc.	181,944
			2,914,131
		Internet: 1.8%
1,900	@	Amazon.com, Inc.	151,829
4,900	@	eBay, Inc.	167,090
1,000	@	Google, Inc. - Class A	515,250
2,400	@	IAC/InterActiveCorp.	66,696
7,500	@	Symantec Corp.	141,075
4,900	@	Yahoo!, Inc.	111,377
			1,153,317
		Iron/Steel: 0.5%
300		Allegheny Technologies, Inc.	29,817
3,290		Nucor Corp.	174,041
1,200		United States Steel Corp.	113,376
			317,234
		Leisure Time: 0.3%
700		Carnival Corp.	31,913
2,800		Harley-Davidson, Inc.	150,612
			182,525
		Lodging: 0.3%
1,050		Harrah’s Entertainment, Inc.	90,059
1,900		Hilton Hotels Corp.	87,305
			177,364
		Machinery - Construction & Mining: 0.5%
3,400		Caterpillar, Inc.	257,618
400	@	Terex Corp.	31,952
			289,570
		Machinery - Diversified: 0.4%
1,300		Cummins, Inc.	153,946
400		Deere & Co.	54,424
500		Rockwell Automation, Inc.	35,230
			243,600
		Media: 2.4%
2,650		Clear Channel Communications, Inc.	98,739
10,200	@	Comcast Corp. – Class A	266,118
3,700	@	DIRECTV Group, Inc.	86,321
1,670		McGraw-Hill Cos., Inc.	84,268
5,900		News Corp. - Class A	119,357
10,700		Time Warner, Inc.	203,086
1,700	@	Viacom - Class B	67,082
16,580		Walt Disney Co.	557,088
			1,482,059

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware: 0.0%
200		Precision Castparts Corp.	$26,062
			26,062
		Mining: 0.7%
4,500		Alcoa, Inc.	164,385
1,900		Freeport-McMoRan Copper & Gold, Inc.	166,098
1,900		Newmont Mining Corp.	80,294
			410,777
		Miscellaneous Manufacturing: 5.0%
2,400		3M Co.	218,376
1,900		Cooper Industries Ltd.	97,223
2,800		Eastman Kodak Co.	74,676
4,150		Eaton Corp.	391,013
41,620		General Electric Co.	1,617,762
900		Honeywell International, Inc.	50,535
2,000		Illinois Tool Works, Inc.	116,340
2,000		ITT Corp.	135,980
2,650		Parker Hannifin Corp.	284,796
2,825	@@	Tyco International Ltd.	124,752
			3,111,453
		Oil & Gas: 9.2%
1,000		Anadarko Petroleum Corp.	48,980
14,152		Chevron Corp.	1,241,980
8,303		ConocoPhillips	679,933
500		Devon Energy Corp.	37,655
400		EOG Resources, Inc.	26,944
29,430	S	ExxonMobil Corp.	2,523,034
1,100		Hess Corp.	67,507
6,580		Marathon Oil Corp.	354,596
1,400		Noble Corp.	68,684
4,690		Occidental Petroleum Corp.	265,876
1,000	@	Transocean, Inc.	105,090
3,850		Valero Energy Corp.	263,764
700		XTO Energy, Inc.	38,052
			5,722,095
		Oil & Gas Services: 1.5%
900		Baker Hughes, Inc.	75,474
9,285		Halliburton Co.	321,168
400	@	National Oilwell Varco, Inc.	51,200
4,700		Schlumberger Ltd.	453,550
1,100	@	Weatherford International Ltd.	64,218
			965,610
		Packaging & Containers: 0.3%
5,550	@	Pactiv Corp.	162,338
			162,338
		Pharmaceuticals: 5.1%
4,600		Abbott Laboratories	238,786
500		Allergan, Inc.	30,005
4,900		AmerisourceBergen Corp.	234,465
11,700		Bristol-Myers Squibb Co.	341,055
1,100		Cardinal Health, Inc.	75,218
2,800		Eli Lilly & Co.	160,580
3,680	@	Forest Laboratories, Inc.	138,478
3,700	@	Gilead Sciences, Inc.	134,569
5,330	@	King Pharmaceuticals, Inc.	80,110
900	@	Medco Health Solutions, Inc.	76,905
9,610		Merck & Co., Inc.	482,134
4,750		Mylan Laboratories	71,725
27,596		Pfizer, Inc.	685,485
9,350		Schering-Plough Corp.	280,687
1,200	@	Watson Pharmaceuticals, Inc.	35,784
2,800		Wyeth	129,640
			3,195,626
		Pipelines: 0.2%
2,700		El Paso Corp.	42,849
1,300		Spectra Energy Corp.	30,225
1,100		Williams Cos., Inc.	34,100
			107,174
		Retail: 5.4%
900	@	Autozone, Inc.	109,161
2,500		Best Buy Co., Inc.	109,875
2,200	@	Big Lots, Inc.	65,494
5,500		Costco Wholesale Corp.	339,625
4,900		CVS Caremark Corp.	185,318
3,750		Family Dollar Stores, Inc.	109,800
9,420		Gap, Inc.	176,719
6,300		Home Depot, Inc.	241,353
2,700		JC Penney Co., Inc.	185,652
500	@	Kohl’s Corp.	29,650
3,900		Lowe’s Cos., Inc.	121,134
3,820		Macy’s, Inc.	121,170
9,350		McDonald’s Corp.	460,488

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
3,200		RadioShack Corp.	$76,064
300	@	Sears Holding Corp.	43,068
1,800	@	Starbucks Corp.	49,590
2,500		Target Corp.	164,825
6,460		TJX Cos., Inc.	196,965
1,900		Walgreen Co.	85,633
8,700		Wal-Mart Stores, Inc.	379,581
3,800		Wendy’s International, Inc.	124,982
			3,376,147
		Savings & Loans: 0.5%
8,880		Washington Mutual, Inc.	326,074
			326,074
		Semiconductors: 2.6%
2,400	@	Advanced Micro Devices, Inc.	31,200
3,600		Applied Materials, Inc.	76,896
2,000	@	Broadcom Corp.	69,000
28,000		Intel Corp.	721,000
3,500		KLA-Tencor Corp.	201,145
700	@	MEMC Electronic Materials, Inc.	42,994
2,600	@	Micron Technology, Inc.	29,770
2,600		National Semiconductor Corp.	68,432
4,200	@	Novellus Systems, Inc.	114,954
800	@	Nvidia Corp.	40,928
6,300	@	Teradyne, Inc.	93,807
4,300		Texas Instruments, Inc.	147,232
			1,637,358
		Software: 3.6%
2,000	@	Adobe Systems, Inc.	85,500
3,000	@	Autodesk, Inc.	138,960
4,470	@	BMC Software, Inc.	136,871
8,800		CA, Inc.	221,672
800	@	Citrix Systems, Inc.	29,080
900	@	Electronic Arts, Inc.	47,646
4,059		First Data Corp.	134,840
4,400	@	Intuit, Inc.	120,164
34,190		Microsoft Corp.	982,279
4,900	@	Novell, Inc.	36,456
14,900	@	Oracle Corp.	302,172
			2,235,640
		Telecommunications: 6.6%
1,500		Alltel Corp.	102,390
27,065		AT&T, Inc.	1,079,082
2,200	@	Avaya, Inc.	37,026
1,800		CenturyTel, Inc.	86,364
33,260	@	Cisco Systems, Inc.	1,061,659
3,200		Citizens Communications Co.	46,432
7,100		Corning, Inc.	165,927
2,100		Embarq Corp.	131,082
3,000	@	Juniper Networks, Inc.	98,760
13,940		Motorola, Inc.	236,283
6,700		Qualcomm, Inc.	267,263
14,600	@	Qwest Communications International, Inc.	130,670
10,000		Sprint Nextel Corp.	189,200
11,600		Verizon Communications, Inc.	485,808
			4,117,946
		Toys/Games/Hobbies: 0.2%
6,050		Mattel, Inc.	130,862
			130,862
		Transportation: 1.1%
1,000		Burlington Northern Santa Fe Corp.	81,150
800		CH Robinson Worldwide, Inc.	39,232
1,100		CSX Corp.	45,100
700		FedEx Corp.	76,776
1,300		Norfolk Southern Corp.	66,573
700		Union Pacific Corp.	78,099
4,100		United Parcel Service, Inc. - Class B	311,026
			697,956
		Total Common Stock
		(Cost $54,397,133)	61,021,360
REAL ESTATE INVESTMENT TRUSTS: 0.8%
		Apartments: 0.2%
1,200		Archstone-Smith Trust	70,560
800		Equity Residential	32,192
			102,752
		Diversified: 0.1%
300		Vornado Realty Trust	31,977
			31,977
		Office Property: 0.0%
300		Boston Properties, Inc.	30,021
			30,021

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of August 31, 2007 (Unaudited) (continued)

Shares				Value
		Regional Malls: 0.3%
1,300		General Growth Properties, Inc.		$64,623
1,000		Simon Property Group, Inc.		94,920
				159,543
		Shopping Centers: 0.1%
600		Developers Diversified Realty Corp.		32,088
800		Kimco Realty Corp.		34,256
				66,344
		Warehouse/Industrial: 0.1%
1,500		Prologis		90,240
				90,240
		Total Real Estate Investment Trusts
		(Cost $491,023)		480,877

		Total Long-Term Investments
		(Cost $54,888,156)		61,502,237
SHORT-TERM INVESTMENTS: 1.3%
		Mutual Fund: 1.1%
700,000	**, S	ING Institutional Prime Money Market Fund		700,000
		Total Mutual Fund
		(Cost $700,000)		700,000

Principal Amount				Value
		Repurchase Agreement: 0.2%
$119,000		Morgan Stanley Repurchase Agreement dated 08/31/07, 5.250%, due 09/04/07, $119,069 to be received upon repurchase (Collateralized by $125,000 Federal National Mortgage Association, Discount Note, Market Value $123,963, due 10/31/07)		$119,000
		Total Repurchase Agreement (Cost $119,000)		119,000
		Total Short-Term Investments (Cost $819,000)		819,000
		Total Investments in Securities
		(Cost $55,707,156)*	100.0%	$62,321,237
		Other Assets and Liabilities - Net	(0.0)	(13,487)
		Net Assets	100.0%	$62,307,750

	@	Non-income producing security
	@@	Foreign Issuer
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $56,933,136.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,867,153
		Gross Unrealized Depreciation		(1,479,052)
		Net Unrealized Appreciation		$5,388,101

ING Index Plus LargeCap Equity Fund II Open Futures Contracts on August 31, 2007

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)

Long Contracts

S&P 500	1	369,175	09/20/07	$1,797
S&P 500	1	372,375	12/20/07	2,910

				$4,707

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund III	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.5%
		Advertising: 0.5%
5,400		Omnicom Group	$275,022
			275,022
		Aerospace/Defense: 3.2%
2,500		Boeing Co.	241,750
2,100		General Dynamics Corp.	164,976
4,320		Lockheed Martin Corp.	428,285
7,002		Raytheon Co.	429,503
8,460		United Technologies Corp.	631,370
			1,895,884
		Agriculture: 1.6%
8,900		Altria Group, Inc.	617,749
1,500		Archer-Daniels-Midland Co.	50,550
1,500		Reynolds American, Inc.	99,180
3,600		UST, Inc.	177,408
			944,887
		Apparel: 0.5%
4,300	@	Coach, Inc.	191,479
500		Nike, Inc.	28,170
1,300		Polo Ralph Lauren Corp.	98,202
			317,851
		Auto Manufacturers: 0.6%
17,200		Ford Motor Co.	134,332
1,800		General Motors Corp.	55,332
2,200		Paccar, Inc.	188,210
			377,874
		Auto Parts & Equipment: 0.1%
300		Johnson Controls, Inc.	33,930
			33,930
		Banks: 6.4%
29,740		Bank of America Corp.	1,507,223
3,867		Bank of New York Mellon Corp.	156,343
3,650		Comerica, Inc.	203,597
9,900		Huntington Bancshares, Inc.	170,379
10,277		Regions Financial Corp.	321,670
400		State Street Corp.	24,544
15,661		Wachovia Corp.	767,076
17,300		Wells Fargo & Co.	632,142
			3,782,974
		Beverages: 1.4%
6,200		Coca-Cola Co.	333,436
5,400		Pepsi Bottling Group, Inc.	186,786
4,600		PepsiCo, Inc.	312,938
			833,160
		Biotechnology: 0.8%
4,900	@	Amgen, Inc.	245,539
1,400	@	Biogen Idec, Inc.	89,348
1,300	@	Celgene Corp.	83,473
500	@	Genzyme Corp.	31,205
			449,565
		Building Materials: 0.4%
10,000		Masco Corp.	260,200
			260,200
		Chemicals: 1.3%
300		Air Products & Chemicals, Inc.	27,003
2,200		Ashland, Inc.	131,538
2,300		Dow Chemical Co.	98,049
600		EI DuPont de Nemours & Co.	29,250
2,100		International Flavors & Fragrances, Inc.	105,483
1,800		Monsanto Co.	125,532
5,400		Sigma-Aldrich Corp.	241,920
			758,775
		Coal: 0.2%
700		Consol Energy, Inc.	27,916
1,500		Peabody Energy Corp.	63,765
			91,681
		Commercial Services: 0.6%
500	@	Apollo Group, Inc. - Class A	29,335
6,700	@	Convergys Corp.	112,225
2,640		McKesson Corp.	151,034
900		Robert Half International, Inc.	28,746

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund III	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
2,200		Western Union Co.	$41,426
			362,766
		Computers: 5.7%
300	@	Affiliated Computer Services, Inc.	15,009
3,700	@	Apple, Inc.	512,376
400	@	Cognizant Technology Solutions Corp.	29,404
1,850	@	Computer Sciences Corp.	103,508
15,950	@	Dell, Inc.	450,588
6,750		Electronic Data Systems Corp.	154,508
8,250	@	EMC Corp.	162,195
14,100		Hewlett-Packard Co.	695,835
7,750		International Business Machines Corp.	904,348
2,580	@	Lexmark International, Inc.	96,131
4,150	@	Network Appliance, Inc.	115,619
1,400	@	Sandisk Corp.	78,484
10,700		Sun Microsystems, Inc.	57,352
			3,375,357
		Cosmetics/Personal Care: 2.8%
800		Avon Products, Inc.	27,480
1,600		Colgate-Palmolive Co.	106,112
2,300		Estee Lauder Cos., Inc.	95,657
21,652		Procter & Gamble Co.	1,414,092
			1,643,341
		Diversified Financial Services: 7.5%
1,300		American Express Co.	76,206
1,500		Charles Schwab Corp.	29,700
28,400		Citigroup, Inc.	1,331,392
200		Cme Group, Inc.	110,960
1,700		Countrywide Financial Corp.	33,745
2,500	@	Discover Financial Services	57,850
3,100		Fannie Mae	203,391
1,200		Freddie Mac	73,932
2,650		Goldman Sachs Group, Inc.	466,427
21,800		JP Morgan Chase & Co.	970,536
1,320		Lehman Brothers Holdings, Inc.	72,376
6,400		Merrill Lynch & Co., Inc.	471,680
6,900		Morgan Stanley	430,353
2,200		SLM Corp.	110,616
			4,439,164
		Electric: 3.3%
1,600	@	AES Corp.	28,976
300		Constellation Energy Group, Inc.	24,882
1,500		Duke Energy Corp.	27,510
3,200	@	Dynegy, Inc. - Class A	25,888
7,590		Edison International	400,069
5,600		Entergy Corp.	580,272
2,100		Exelon Corp.	148,407
2,900		FirstEnergy Corp.	178,176
1,100		FPL Group, Inc.	64,724
800		PPL Corp.	38,608
3,400		Public Service Enterprise Group, Inc.	288,966
2,100		TXU Corp.	141,540
			1,948,018
		Electrical Components & Equipment: 0.1%
600		Emerson Electric Co.	29,538
			29,538
		Electronics: 0.3%
1,000	@	Agilent Technologies, Inc.	36,400
800	@	Thermo Electron Corp.	43,384
2,175	@	Tyco Electronics Ltd.	75,842
			155,626
		Engineering & Construction: 0.0%
200		Fluor Corp.	25,430
			25,430
		Entertainment: 0.1%
800		International Game Technology	30,536
			30,536
		Environmental Control: 0.4%
6,700		Waste Management, Inc.	252,389
			252,389
		Food: 1.5%
2,400		Campbell Soup Co.	90,600
1,800	@	Dean Foods Co.	48,348
7,550		General Mills, Inc.	421,894
1,300		HJ Heinz Co.	58,617
2,800		Kraft Foods, Inc.	89,768
6,400		Kroger Co.	170,112

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund III	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Food (continued)
700		Whole Foods Market, Inc.	$30,982
			910,321
		Forest Products & Paper: 0.3%
5,100		International Paper Co.	179,061
			179,061
		Hand/Machine Tools: 0.7%
1,700		Black & Decker Corp.	147,475
2,050		Snap-On, Inc.	100,409
2,400		Stanley Works	136,176
			384,060
		Healthcare - Products: 3.3%
3,400		Baxter International, Inc.	186,184
400		Becton Dickinson & Co.	30,776
4,100	@	Boston Scientific Corp.	52,603
2,175	@, @@	Covidien Ltd.	86,630
400		CR Bard, Inc.	33,356
19,050		Johnson & Johnson	1,177,100
4,000		Medtronic, Inc.	211,360
700	@	St. Jude Medical, Inc.	30,499
600		Stryker Corp.	40,080
800	@	Varian Medical Systems, Inc.	32,312
600	@	Zimmer Holdings, Inc.	46,998
			1,927,898
		Healthcare - Services: 1.7%
2,980		Aetna, Inc.	151,712
1,935	@	Coventry Health Care, Inc.	111,011
1,750	@	Humana, Inc.	112,158
8,400		UnitedHealth Group, Inc.	420,084
2,470	@	WellPoint, Inc.	199,057
			994,022
		Home Builders: 0.2%
1,600		D.R. Horton, Inc.	24,176
3,100		KB Home	94,054
			118,230
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	22,678
			22,678
		Household Products/Wares: 0.2%
1,750		Kimberly-Clark Corp.	120,208
			120,208
		Insurance: 4.7%
3,160	@@	ACE Ltd.	182,522
500		Aflac, Inc.	26,655
5,160		Allstate Corp.	282,510
10,350		American International Group, Inc.	683,100
700		AON Corp.	30,324
6,500		Chubb Corp.	332,345
760		Cigna Corp.	39,277
5,900		Genworth Financial, Inc.	170,982
2,400		Hartford Financial Services Group, Inc.	213,384
1,100		Marsh & McLennan Cos., Inc.	29,315
2,010		Metlife, Inc.	128,741
1,690		MGIC Investment Corp.	50,970
4,660		Prudential Financial, Inc.	418,375
3,590		Travelers Cos., Inc.	181,439
			2,769,939
		Internet: 1.8%
2,000	@	Amazon.com, Inc.	159,820
4,800	@	eBay, Inc.	163,680
900	@	Google, Inc. - Class A	463,725
2,300	@	IAC/InterActiveCorp.	63,917
7,054	@	Symantec Corp.	132,686
4,600	@	Yahoo!, Inc.	104,558
			1,088,386
		Iron/Steel: 0.5%
300		Allegheny Technologies, Inc.	29,817
3,100		Nucor Corp.	163,990
1,120		United States Steel Corp.	105,818
			299,625
		Leisure Time: 0.3%
600		Carnival Corp.	27,354
2,700		Harley-Davidson, Inc.	145,233
			172,587
		Lodging: 0.3%
900		Harrah’s Entertainment, Inc.	77,193
1,800		Hilton Hotels Corp.	82,710
			159,903

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund III	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 0.5%
3,300		Caterpillar, Inc.	$250,041
400	@	Terex Corp.	31,952
			281,993
		Machinery - Diversified: 0.4%
1,300		Cummins, Inc.	153,946
300		Deere & Co.	40,818
400		Rockwell Automation, Inc.	28,184
			222,948
		Media: 2.4%
2,700		Clear Channel Communications, Inc.	100,602
9,800	@	Comcast Corp. – Class A	255,682
3,600	@	DIRECTV Group, Inc.	83,988
1,610		McGraw-Hill Cos., Inc.	81,241
5,500		News Corp. - Class A	111,265
10,500		Time Warner, Inc.	199,290
1,600	@	Viacom - Class B	63,136
16,050		Walt Disney Co.	539,280
			1,434,484
		Metal Fabricate/Hardware: 0.0%
200		Precision Castparts Corp.	26,062
			26,062
		Mining: 0.6%
4,100		Alcoa, Inc.	149,773
1,700		Freeport-McMoRan Copper & Gold, Inc.	148,614
1,800		Newmont Mining Corp.	76,068
			374,455
		Miscellaneous Manufacturing: 5.1%
2,300		3M Co.	209,277
2,100		Cooper Industries Ltd.	107,457
3,100		Eastman Kodak Co.	82,677
3,950		Eaton Corp.	372,169
40,400		General Electric Co.	1,570,339
800		Honeywell International, Inc.	44,920
2,000		Illinois Tool Works, Inc.	116,340
2,000		ITT Corp.	135,980
2,600		Parker Hannifin Corp.	279,422
2,175	@@	Tyco International Ltd.	96,048
			3,014,629
		Oil & Gas: 9.4%
1,000		Anadarko Petroleum Corp.	48,980
13,815		Chevron Corp.	1,212,404
7,909		ConocoPhillips	647,668
500		Devon Energy Corp.	37,655
400		EOG Resources, Inc.	26,944
28,600		ExxonMobil Corp.	2,451,878
1,000		Hess Corp.	61,370
6,400		Marathon Oil Corp.	344,896
1,200		Noble Corp.	58,872
4,760		Occidental Petroleum Corp.	269,844
900	@	Transocean, Inc.	94,581
3,800		Valero Energy Corp.	260,338
600		XTO Energy, Inc.	32,616
			5,548,046
		Oil & Gas Services: 1.6%
800		Baker Hughes, Inc.	67,088
9,000		Halliburton Co.	311,310
400	@	National Oilwell Varco, Inc.	51,200
4,600		Schlumberger Ltd.	443,900
1,100	@	Weatherford International Ltd.	64,218
			937,716
		Packaging & Containers: 0.3%
5,500	@	Pactiv Corp.	160,875
			160,875
		Pharmaceuticals: 5.2%
4,300		Abbott Laboratories	223,213
500		Allergan, Inc.	30,005
4,800		AmerisourceBergen Corp.	229,680
11,000		Bristol-Myers Squibb Co.	320,650
1,100		Cardinal Health, Inc.	75,218
2,600		Eli Lilly & Co.	149,110
3,450	@	Forest Laboratories, Inc.	129,824
3,400	@	Gilead Sciences, Inc.	123,658
4,950	@	King Pharmaceuticals, Inc.	74,399
900	@	Medco Health Solutions, Inc.	76,905
9,000		Merck & Co., Inc.	451,530
4,500		Mylan Laboratories	67,950

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund III	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
26,830		Pfizer, Inc.	$666,457
9,000		Schering-Plough Corp.	270,180
1,100	@	Watson Pharmaceuticals, Inc.	32,802
2,600		Wyeth	120,380
			3,041,961
		Pipelines: 0.2%
2,500		El Paso Corp.	39,675
1,200		Spectra Energy Corp.	27,900
1,100		Williams Cos., Inc.	34,100
			101,675
		Retail: 5.5%
700	@	Autozone, Inc.	84,903
2,500		Best Buy Co., Inc.	109,875
2,100	@	Big Lots, Inc.	62,517
5,400		Costco Wholesale Corp.	333,450
4,800		CVS Caremark Corp.	181,536
3,550		Family Dollar Stores, Inc.	103,944
8,800		Gap, Inc.	165,088
6,100		Home Depot, Inc.	233,691
2,600		JC Penney Co., Inc.	178,776
500	@	Kohl’s Corp.	29,650
3,700		Lowe’s Cos., Inc.	114,922
3,500		Macy’s, Inc.	111,020
9,150		McDonald’s Corp.	450,638
3,000		RadioShack Corp.	71,310
300	@	Sears Holding Corp.	43,068
1,700	@	Starbucks Corp.	46,835
2,400		Target Corp.	158,232
6,000		TJX Cos., Inc.	182,940
1,800		Walgreen Co.	81,126
8,400		Wal-Mart Stores, Inc.	366,492
3,700		Wendy’s International, Inc.	121,693
			3,231,706
		Savings & Loans: 0.6%
9,253		Washington Mutual, Inc.	339,770
			339,770
		Semiconductors: 2.7%
2,200	@	Advanced Micro Devices, Inc.	28,600
3,400		Applied Materials, Inc.	72,624
1,900	@	Broadcom Corp.	65,550
26,600		Intel Corp.	684,950
3,300		KLA-Tencor Corp.	189,651
700	@	MEMC Electronic Materials, Inc.	42,994
2,500	@	Micron Technology, Inc.	28,625
2,900		National Semiconductor Corp.	76,328
4,150	@	Novellus Systems, Inc.	113,586
800	@	Nvidia Corp.	40,928
5,900	@	Teradyne, Inc.	87,851
4,000		Texas Instruments, Inc.	136,960
			1,568,647
		Software: 3.6%
1,800	@	Adobe Systems, Inc.	76,950
2,800	@	Autodesk, Inc.	129,696
4,120	@	BMC Software, Inc.	126,154
8,500		CA, Inc.	214,115
800	@	Citrix Systems, Inc.	29,080
800	@	Electronic Arts, Inc.	42,352
4,107		First Data Corp.	136,435
4,300	@	Intuit, Inc.	117,433
33,150		Microsoft Corp.	952,400
4,600	@	Novell, Inc.	34,224
14,400	@	Oracle Corp.	292,032
			2,150,871
		Telecommunications: 6.8%
1,500		Alltel Corp.	102,390
26,272		AT&T, Inc.	1,047,465
1,550	@	Avaya, Inc.	26,087
1,800		CenturyTel, Inc.	86,364
32,250	@	Cisco Systems, Inc.	1,029,420
3,200		Citizens Communications Co.	46,432
6,700		Corning, Inc.	156,579
2,000		Embarq Corp.	124,840
2,600	@	Juniper Networks, Inc.	85,592
14,190		Motorola, Inc.	240,521
6,800		Qualcomm, Inc.	271,252
13,700	@	Qwest Communications International, Inc.	122,615
9,424		Sprint Nextel Corp.	178,302

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund III	as of August 31, 2007 (Unaudited) (continued)

Shares				Value
		Telecommunications (continued)
11,250		Verizon Communications, Inc.		$471,150
				3,989,009
		Toys/Games/Hobbies: 0.2%
5,700		Mattel, Inc.		123,291
				123,291
		Transportation: 1.1%
900		Burlington Northern Santa Fe Corp.		73,035
800		CH Robinson Worldwide, Inc.		39,232
1,000		CSX Corp.		41,000
700		FedEx Corp.		76,776
1,200		Norfolk Southern Corp.		61,452
600		Union Pacific Corp.		66,942
3,900		United Parcel Service, Inc. - Class B		295,854
				654,291
		Total Common Stock
		(Cost $52,226,319)		58,633,315

REAL ESTATE INVESTMENT TRUSTS: 0.7%
		Apartments: 0.1%
1,020		Archstone-Smith Trust		59,976
700		Equity Residential		28,168
				88,144
		Diversified: 0.1%
300		Vornado Realty Trust		31,977
				31,977
		Office Property: 0.0%
300		Boston Properties, Inc.		30,021
				30,021
		Regional Malls: 0.3%
1,300		General Growth Properties, Inc.		64,623
900		Simon Property Group, Inc.		85,428
				150,051
		Shopping Centers: 0.1%
600		Developers Diversified Realty Corp.		32,088
700		Kimco Realty Corp.		29,974
				62,062
		Warehouse/Industrial: 0.1%
1,400		Prologis		84,224
				84,224
		Total Real Estate Investment Trusts
		(Cost $456,074)		446,479

		Total Long-Term Investments
		(Cost $52,682,393)		59,079,794

SHORT-TERM INVESTMENTS: 0.1%
		Mutual Fund: 0.1%
$26,000	**	ING Institutional Prime Money Market Fund		26,000

		Total Short-Term Investments
		(Cost $26,000)		26,000
		Total Investments in Securities
		(Cost $52,708,393)*	100.3%	$59,105,794
		Other Assets and Liabilities - Net	(0.3)	(168,756)
		Net Assets	100.0%	$58,937,038

@	Non-income producing security
@@	Foreign Issuer
**	Investment in affiliate

*	Cost for federal income tax purposes is $53,756,925.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$6,624,547
	Gross Unrealized Depreciation	(1,275,678)
	Net Unrealized Appreciation	$5,348,869

ING Index Plus LargeCap Equity Fund III Open Futures Contracts on August 31, 2007

	Number	Notional		Unrealized Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)

Long Contracts

S&P 500 E-Mini	25	1,845,875	09/21/07	$1,388
				$1,388

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.9%
		Advertising: 1.1%
67,790	@, @@, L	Focus Media Holding Ltd. ADR	$2,729,903
			2,729,903
		Aerospace/Defense: 5.1%
58,780		Boeing Co.	5,684,026
83,390		General Dynamics Corp.	6,551,118
			12,235,144
		Agriculture: 0.7%
280	@@	Japan Tobacco, Inc.	1,554,981
			1,554,981
		Apparel: 2.4%
40,380	@	Coach, Inc.	1,798,121
70,980		Nike, Inc.	3,999,013
			5,797,134
		Banks: 1.8%
36,530	@@, L	Banco Itau Holding Financeira SA ADR	1,590,151
12,390	L	Commerce Bancorp., Inc.	455,085
37,760		State Street Corp.	2,316,954
			4,362,190
		Beverages: 0.9%
32,100		PepsiCo, Inc.	2,183,763
			2,183,763
		Biotechnology: 0.6%
34,140	@, L	Vertex Pharmaceuticals, Inc.	1,330,094
			1,330,094
		Chemicals: 3.3%
72,560	@@	Agrium, Inc.	3,304,382
39,330		Monsanto Co.	2,742,874
21,230	@@	Potash Corp. of Saskatchewan	1,880,129
			7,927,385
		Commercial Services: 6.5%
104,310	@@	Accenture Ltd. - Class A	4,298,615
60,270	@, L	Apollo Group, Inc. - Class A	3,536,041
73,150		Equifax, Inc.	2,817,738
41,930		Manpower, Inc.	2,946,002
97,490		Western Union Co.	1,835,737
			15,434,133
		Computers: 6.7%
32,160	@	Apple, Inc.	4,453,517
131,470	@	Cadence Design Systems, Inc.	2,855,528
68,030		Hewlett-Packard Co.	3,357,281
35,360	L	International Business Machines Corp.	4,126,158
44,790	@, L	Network Appliance, Inc.	1,247,849
			16,040,333
		Cosmetics/Personal Care: 0.8%
27,500		Procter & Gamble Co.	1,796,025
			1,796,025
		Diversified Financial Services: 5.3%
34,370		Franklin Resources, Inc.	4,528,935
12,750		Goldman Sachs Group, Inc.	2,244,128
128,240	@@, L	Invesco PLC ADR	3,166,246
102,530	@, @@	MF Global Ltd.	2,762,158
			12,701,467
		Electrical Components & Equipment: 0.8%
47,870	@@	Gamesa Corp. Tecnologica SA	1,908,836
			1,908,836
		Energy - Alternate Sources: 0.7%
43,670	@, @@, L	Suntech Power Holdings ADR	1,561,203
			1,561,203
		Engineering & Construction: 4.6%
151,030	@@	ABB Ltd. ADR	3,724,400
35,350		Fluor Corp.	4,494,753
23,270	@	Foster Wheeler Ltd.	2,756,099
			10,975,252
		Environmental Control: 0.9%
55,590		Waste Management, Inc.	2,094,075
			2,094,075
		Healthcare - Products: 2.1%
49,550		Medtronic, Inc.	2,618,222
53,990	@	St. Jude Medical, Inc.	2,352,344
			4,970,566
		Internet: 5.8%
27,340	@, L	Akamai Technologies, Inc.	880,895
13,140	@	Google, Inc. - Class A	6,770,385
71,810	@	McAfee, Inc.	2,567,208
192,690	@	Symantec Corp.	3,624,499
			13,842,987

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 0.6%
10,670		Deere & Co.	$1,451,760
			1,451,760
		Media: 1.4%
120,930	@, L	Comcast Corp. – Class A	3,155,064
7,466	L	Walt Disney Co.	250,858
			3,405,922
		Mining: 4.5%
91,500	@@, L	Cameco Corp.	3,694,770
41,590	@@, L	Cia Vale do Rio Doce ADR	2,051,635
33,820		Freeport-McMoRan Copper & Gold, Inc.	2,956,544
59,560	@@	Vedanta Resources PLC	2,126,220
			10,829,169
		Miscellaneous Manufacturing: 5.1%
61,860	L	Danaher Corp.	4,804,048
25,290		Parker Hannifin Corp.	2,717,916
36,300	@@	Siemens AG ADR	4,548,390
			12,070,354
		Oil & Gas: 4.6%
39,250		ConocoPhillips	3,214,183
5,920		Diamond Offshore Drilling	622,547
34,640		EOG Resources, Inc.	2,333,350
45,840	@	Transocean, Inc.	4,817,326
			10,987,406
		Pharmaceuticals: 8.6%
59,560		Abbott Laboratories	3,091,760
89,340	@, @@	Elan Corp. PLC ADR	1,731,409
31,790	@	Gilead Sciences, Inc.	1,156,202
70,530		Merck & Co., Inc.	3,538,490
256,340		Schering-Plough Corp.	7,695,327
79,690	@@	Teva Pharmaceutical Industries Ltd. ADR	3,426,670
			20,639,858
		Retail: 3.0%
24,900		American Eagle Outfitters	643,167
51,370	@	Kohl’s Corp.	3,046,241
151,200		Staples, Inc.	3,591,000
			7,280,408
		Semiconductors: 3.8%
151,270		Altera Corp.	3,601,739
100,490		Intel Corp.	2,587,618
82,850	L	Linear Technology Corp.	2,816,072
			9,005,429
		Software: 8.4%
75,710	@	Adobe Systems, Inc.	3,236,603
49,350	@, L	Autodesk, Inc.	2,285,892
64,620		Automatic Data Processing, Inc.	2,955,719
56,210	@	Electronic Arts, Inc.	2,975,757
417,530	@	Oracle Corp.	8,467,505
2,960	@	Vmware, Inc. - Class A	203,914
			20,125,390
		Telecommunications: 7.8%
28,680	@@	America Movil SA de CV ADR	1,733,993
60,510		AT&T, Inc.	2,412,534
304,250	@	Cisco Systems, Inc.	9,711,660
40,640	@, L	MetroPCS Communications, Inc.	1,109,066
45,750	@, L	NII Holdings, Inc.	3,622,485
			18,589,738
		Total Common Stock
		(Cost $195,288,898)	233,830,905

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 17.1%
		U.S. Government Agency Obligations: 0.7%
$1,618,000	Z	Federal Home Loan Bank, 4.000%, due 09/04/07		$1,617,281
		Total U.S. Government Agency Obligations
		(Cost $1,617,281)		1,617,281
		Securities Lending Collateralcc: 16.4%
39,138,872		Bank of New York Institutional Cash Reserves Fund		39,138,872
		Total Securities Lending Collateral
		(Cost $39,138,872)		39,138,872
		Total Short-Term Investments
		(Cost $40,756,153)		40,756,153

		Total Investments in Securities
		(Cost $236,045,051)*	115.0%	$274,587,058
		Other Assets and Liabilities - Net	(15.0)	(35,828,937)
		Net Assets	100.0%	$238,758,121

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2007.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $237,194,197.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$40,642,994
		Gross Unrealized Depreciation		(3,250,133)
		Net Unrealized Appreciation		$37,392,861

PORTFOLIO OF INVESTMENTS
ING LargeCap Value Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.2%
		Agriculture: 1.2%
16,890		Altria Group, Inc.	$1,172,335
			1,172,335
		Auto Manufacturers: 7.9%
532,660		Ford Motor Co.	4,160,075
118,920	L	General Motors Corp.	3,655,601
			7,815,676
		Auto Parts & Equipment: 0.3%
330,390	@	Delphi Corp.	300,655
			300,655
		Banks: 3.9%
66,540		Fifth Third Bancorp.	2,374,813
2,960		National City Corp.	79,654
114,460	@@, L	Popular, Inc.	1,412,436
			3,866,903
		Biotechnology: 3.0%
60,350	@	Amgen, Inc.	3,024,139
			3,024,139
		Chemicals: 2.5%
57,256		Dow Chemical Co.	2,440,823
			2,440,823
		Commercial Services: 2.7%
136,640		H&R Block, Inc.	2,710,938
			2,710,938
		Computers: 6.1%
92,720	@	Dell, Inc.	2,619,340
53,910		Electronic Data Systems Corp.	1,234,000
8,909		International Business Machines Corp.	1,039,591
160,620	@	Unisys Corp.	1,183,769
			6,076,700
		Diversified Financial Services: 6.2%
40,830		Citigroup, Inc.	1,914,110
102,517	L	Countrywide Financial Corp.	2,034,962
36,140		Freddie Mac	2,226,585
			6,175,657
		Electronics: 1.9%
341,460	@	Sanmina-SCI Corp.	781,943
297,260	@	Solectron Corp.	1,153,369
			1,935,312
		Food: 9.2%
63,708		Kraft Foods, Inc.	2,042,478
76,210		Safeway, Inc.	2,418,143
186,593		Sara Lee Corp.	3,101,176
37,610		Supervalu, Inc.	1,585,262
			9,147,059
		Healthcare - Products: 5.7%
224,951	@	Boston Scientific Corp.	2,886,121
44,290		Johnson & Johnson	2,736,679
			5,622,800
		Healthcare - Services: 0.9%
271,110	@, L	Tenet Healthcare Corp.	919,063
			919,063
		Home Builders: 1.3%
30,570		D.R. Horton, Inc.	461,913
17,590	L	Lennar Corp.	497,269
20,990		Pulte Homes, Inc.	349,274
			1,308,456
		Home Furnishings: 2.7%
27,860		Whirlpool Corp.	2,685,983
			2,685,983
		Insurance: 4.3%
77,440	@	Conseco, Inc.	1,088,806
75,000		Marsh & McLennan Cos., Inc.	1,998,750
63,480		Old Republic International Corp.	1,154,701
			4,242,257
		Media: 5.0%
64,200		Gannett Co., Inc.	3,017,400
53,620	L	McClatchy Co.	1,210,740
27,120		Tribune Co.	747,156
			4,975,296
		Miscellaneous Manufacturing: 2.4%
90,715	L	Eastman Kodak Co.	2,419,369
			2,419,369
		Office/Business Equipment: 2.0%
114,290	@	Xerox Corp.	1,957,788
			1,957,788

PORTFOLIO OF INVESTMENTS
ING LargeCap Value Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 8.4%
86,380		Bristol-Myers Squibb Co.	$2,517,977
19,910		Merck & Co., Inc.	998,885
122,090		Pfizer, Inc.	3,032,716
38,325		Wyeth	1,774,448
			8,324,026
		Retail: 0.3%
8,310		Home Depot, Inc.	318,356
			318,356
		Savings & Loans: 1.9%
52,210		Washington Mutual, Inc.	1,917,151
			1,917,151
		Semiconductors: 6.6%
127,670		Intel Corp.	3,287,503
289,000	@	Micron Technology, Inc.	3,309,048
			6,596,551
		Software: 2.5%
86,310		Microsoft Corp.	2,479,686
			2,479,686
		Telecommunications: 9.3%
238,619	@@, L	Alcatel SA ADR	2,612,878
51,672		AT&T, Inc.	2,060,163
96,080		Motorola, Inc.	1,628,556
70,800		Verizon Communications, Inc.	2,965,104
			9,266,701
		Total Common Stock
		(Cost $ 99,742,975)	97,699,680

Principal Amount				Value
SHORT-TERM INVESTMENTS: 12.2%
		U.S. Government Agency Obligations: 1.9%
$1,898,000	Z	Federal Home Loan Bank, 4.000%, due 09/04/07		$1,897,157
		Total U.S. Government Agency Obligations
		(Cost $1,897,157)		1,897,157
		Securities Lending Collateralcc: 10.3%
10,239,544		Bank of New York Institutional Cash Reserves Fund		10,239,544
		Total Securities Lending Collateral
		(Cost $10,239,544)		10,239,544
		Total Short-Term Investments
		(Cost $12,136,701)		12,136,701
		Total Investments in Securities
		(Cost $111,879,676)*	110.4%	$109,836,381
		Other Assets and Liabilities - Net	(10.4)	(10,379,605)
		Net Assets	100.0%	$99,456,776

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2007.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$7,546,831
		Gross Unrealized Depreciation		(9,590,126)
		Net Unrealized Depreciation		$(2,043,295)

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.6%
		Advertising: 1.1%
60,200		Omnicom Group	$3,065,986
			3,065,986
		Aerospace/Defense: 2.6%
50,600		L-3 Communications Holdings, Inc.	4,984,606
104,600	@, L	Orbital Sciences Corp.	2,297,016
			7,281,622
		Agriculture: 1.5%
56,700		Loews Corp.	4,316,004
			4,316,004
		Apparel: 5.1%
101,900	@	Coach, Inc.	4,537,607
157,548	@, @@, L	Gildan Activewear, Inc.	5,106,131
77,700		Phillips-Van Heusen	4,524,471
			14,168,209
		Beverages: 0.5%
40,800	@@	Fomento Economico Mexicano SA de CV ADR	1,421,472
			1,421,472
		Chemicals: 3.1%
103,100		Ecolab, Inc.	4,295,146
21,463		Monsanto Co.	1,496,830
70,300	@	Mosaic Co.	2,954,006
			8,745,982
		Commercial Services: 8.3%
78,267	L	Arbitron, Inc.	3,900,045
106,700	@	Corrections Corp. of America	2,737,922
146,800	@	Gartner, Inc.	3,245,748
194,300	@, L	Quanta Services, Inc.	5,492,861
322,489	L	Service Corp. International	3,940,816
82,000		Watson Wyatt Worldwide, Inc.	3,879,420
			23,196,812
		Computers: 4.5%
60,400	@	Cognizant Technology Solutions Corp.	4,440,004
52,300	@, L	Micros Systems, Inc.	3,155,782
48,700	@	Network Appliance, Inc.	1,356,782
131,500	@	Synopsys, Inc.	3,592,580
			12,545,148
		Cosmetics/Personal Care: 1.1%
47,900	@, L	Chattem, Inc.	2,955,909
			2,955,909
		Diversified Financial Services: 3.7%
38,800	@, L	GFI Group, Inc.	2,871,200
163,600	@@, L	Invesco PLC ADR	4,039,284
87,000	@, L	Investment Technology Group, Inc.	3,520,890
			10,431,374
		Electric: 1.3%
93,700	@	NRG Energy, Inc.	3,569,033
			3,569,033
		Electrical Components & Equipment: 0.8%
59,000	W	Ametek, Inc.	2,359,410
			2,359,410
		Electronics: 2.2%
94,285	@	Dolby Laboratories, Inc.	3,434,803
73,900	@	Trimble Navigation Ltd.	2,609,409
			6,044,212
		Engineering & Construction: 2.8%
14,900	@	Foster Wheeler Ltd.	1,764,756
63,800	@	McDermott International, Inc.	6,124,162
			7,888,918
		Environmental Control: 1.7%
152,600		Republic Services, Inc.	4,744,334
			4,744,334
		Healthcare - Products: 12.6%
125,800	@	Cytyc Corp.	5,376,692
34,013	@	Gen-Probe, Inc.	2,177,512
88,919	@, L	Hologic, Inc.	4,726,045
57,500	@	Kinetic Concepts, Inc.	3,456,325
84,800	@, L	Kyphon, Inc.	5,670,576
101,900	@	Respironics, Inc.	4,833,117
144,500	@	St. Jude Medical, Inc.	6,295,862
36,400	@	Zimmer Holdings, Inc.	2,851,212
			35,387,341
		Healthcare - Services: 0.7%
27,100	@, W	Covance, Inc.	1,986,972
			1,986,972

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 2.6%
71,400		Principal Financial Group, Inc.	$3,961,986
107,600		WR Berkley Corp.	3,216,164
			7,178,150
		Internet: 3.6%
114,800	@	McAfee, Inc.	4,104,100
186,100	@	VeriSign, Inc.	5,992,420
			10,096,520
		Miscellaneous Manufacturing: 2.4%
62,300		ITT Corp.	4,235,777
41,344		Roper Industries, Inc.	2,616,662
			6,852,439
		Oil & Gas Services: 6.7%
95,200	@	Cameron International Corp.	7,784,504
27,852	@, L	Exterran Holdings, Inc.	2,158,530
198,600	@, L	Input/Output, Inc.	2,818,134
47,000	@	National Oilwell Varco, Inc.	6,016,000
			18,777,168
		Packaging & Containers: 0.9%
50,500		Silgan Holdings, Inc.	2,580,045
			2,580,045
		Pharmaceuticals: 2.8%
54,612	@, L	Cubist Pharmaceuticals, Inc.	1,249,523
70,600	@	Express Scripts, Inc.	3,865,350
74,100	@	Hospira, Inc.	2,863,965
			7,978,838
		Real Estate: 0.8%
20,800		Jones Lang LaSalle, Inc.	2,322,944
			2,322,944
		Retail: 2.2%
28,700	@	GameStop Corp.	1,439,018
157,500		TJX Cos., Inc.	4,802,175
			6,241,193
		Semiconductors: 8.2%
207,534		Altera Corp.	4,941,385
154,200	@	Broadcom Corp.	5,319,900
158,400		National Semiconductor Corp.	4,169,088
79,400	@	Nvidia Corp.	4,062,104
385,200	@, L	ON Semiconductor Corp.	4,514,544
			23,007,021
		Software: 8.0%
201,200	@	Activision, Inc.	3,921,388
32,300		Dun & Bradstreet Corp.	3,150,865
118,000	@	Fiserv, Inc.	5,489,360
156,400	@	Intuit, Inc.	4,271,284
41,700	@	Navteq Corp.	2,627,100
103,300	@, L	THQ, Inc.	2,974,007
			22,434,004
		Telecommunications: 3.8%
237,900	@	Arris Group, Inc.	3,611,322
90,000	@, L	NII Holdings, Inc.	7,126,200
			10,737,522
		Total Common Stock
		(Cost $238,417,835)	268,314,582
EXCHANGE-TRADED FUNDS: 0.7%
		Exchange-Traded Funds:
18,876	L	iShares Russell Midcap Growth Index Fund	2,112,413
		Total Exchange-Traded Funds
		(Cost $1,738,291)	2,112,413
		Total Long-Term Investments
		(Cost $240,156,126)	270,426,995
SHORT-TERM INVESTMENTS: 14.2%
		Mutual Fund: 3.8%
10,800,000	**	ING Institutional Prime Money Market Fund	10,800,000
		Total Mutual Fund
		(Cost $10,800,000)	10,800,000

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount				Value
		Repurchase Agreement: 0.2%
$555,000		Goldman Sachs Repurchase Agreement dated 08/31/07, 5.200%, due 09/04/07, $555,321 to be received upon repurchase (Collateralized by $567,000 U.S. Treasury Bill, Discount Note, Market Value plus accrued interest $566,297, due 09/13/07)		$555,000
		Total Repurchase Agreement
		(Cost $555,000)		555,000
		Securities Lending Collateralcc: 10.2%
28,491,274		Bank of New York Mellon Corp. Institutional Cash Reserves		28,491,274
		Total Securities Lending Collateral
		(Cost $28,491,274)		28,491,274
		Total Short-Term Investments
		(Cost $39,846,274)		39,846,274
		Total Investments in Securities
		(Cost $280,002,400)*	110.5%	$310,273,269
		Other Assets and Liabilities - Net	(10.5)	(29,540,435)
		Net Assets	100.0%	$280,732,834

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	L	Loaned security, a portion or all of the security is on loan at August 31, 2007.
	**	Investment in affiliate

	*	Cost for federal income tax purposes is $280,023,248.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$34,705,644
		Gross Unrealized Depreciation		(4,455,623)
		Net Unrealized Appreciation		$30,250,021

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 94.6%
		Aerospace/Defense: 5.2%
1,350		Boeing Co.	$130,545
1,700		Lockheed Martin Corp.	168,538
1,280		Raytheon Co.	78,515
1,010		United Technologies Corp.	75,376
			452,974
		Agriculture: 2.0%
2,360		Altria Group, Inc.	163,808
200	@@	British American Tobacco ADR	13,300
			177,108
		Auto Manufacturers: 0.5%
5,720		Ford Motor Co.	44,673
			44,673
		Auto Parts & Equipment: 0.3%
250	@@	Magna International, Inc.	22,363
			22,363
		Banks: 3.0%
900	@@	HSBC Holdings PLC - Sponsored ADR	81,279
1,620	@, @@	Uniao de Bancos Brasileiros SA GDR	180,760
			262,039
		Beverages: 4.7%
2,910		Coca-Cola Co.	156,500
1,090		Pepsi Bottling Group, Inc.	37,703
3,150		PepsiCo, Inc.	214,295
			408,498
		Biotechnology: 0.8%
1,380	@	Amgen, Inc.	69,152
			69,152
		Chemicals: 0.5%
400		CF Industries Holdings, Inc.	25,332
500		Sigma-Aldrich Corp.	22,400
			47,732
		Commercial Services: 2.2%
1,780	@@	Accenture Ltd.	73,354
440	@	ITT Educational Services, Inc.	48,312
170		Manpower, Inc.	11,944
990		McKesson Corp.	56,638
			190,248
		Computers: 11.4%
1,730	@	Apple, Inc.	239,570
4,690	@	Dell, Inc.	132,493
3,570	@	EMC Corp.	70,186
6,310		Hewlett-Packard Co.	311,399
2,110		International Business Machines Corp.	246,216
			999,864
		Cosmetics/Personal Care: 1.8%
2,370		Procter & Gamble Co.	154,785
			154,785
		Diversified Financial Services: 2.6%
1,760		American Express Co.	103,171
1,700		Merrill Lynch & Co., Inc.	125,290
			228,461
		Electric: 0.4%
1,450	@	Reliant Resources, Inc.	36,990
			36,990
		Food: 1.2%
1,070		General Mills, Inc.	59,792
1,370	@@	Unilever NV ADR	41,854
			101,646
		Hand/Machine Tools: 0.2%
420		Snap-On, Inc.	20,572
			20,572
		Healthcare - Products: 3.4%
520	@@	Alcon, Inc.	70,335
2,120		Johnson & Johnson	130,995
1,910		Medtronic, Inc.	100,924
			302,254
		Healthcare - Services: 5.7%
3,330		Aetna, Inc.	169,530

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
2,150	@	Humana, Inc.	$137,794
2,250		UnitedHealth Group, Inc.	112,523
790	@	WellCare Health Plans, Inc.	77,973
			497,820
		Insurance: 1.9%
40		American International Group, Inc.	2,640
330	@@	Axis Capital Holdings Ltd.	11,913
170		Chubb Corp.	8,692
140		Metlife, Inc.	8,967
920		Nationwide Financial Services	49,238
980		Prudential Financial, Inc.	87,984
			169,434
		Internet: 3.4%
460	@	Amazon.com, Inc.	36,759
1,880	@	eBay, Inc.	64,108
450	@	Expedia, Inc.	13,433
1,960	@	McAfee, Inc.	70,070
5,880	@	Symantec Corp.	110,603
			294,973
		Machinery - Construction & Mining: 0.9%
1,080		Caterpillar, Inc.	81,832
			81,832
		Media: 0.3%
490		McGraw-Hill Cos., Inc.	24,725
			24,725
		Mining: 1.0%
1,960	@@	Teck Cominco Ltd.	83,555
			83,555
		Miscellaneous Manufacturing: 4.3%
1,120		3M Co.	101,909
890		Eaton Corp.	83,856
2,260		General Electric Co.	87,846
920		Illinois Tool Works, Inc.	53,516
680		Teleflex, Inc.	52,884
			380,011
		Office/Business Equipment: 1.0%
1,480	@@	Canon, Inc. ADR	84,538
			84,538
		Oil & Gas: 3.6%
450		Chevron Corp.	39,492
400	@@	Encana Corp.	23,400
2,700		ExxonMobil Corp.	231,471
450		Marathon Oil Corp.	24,251
			318,614
		Oil & Gas Services: 3.2%
1,660		Halliburton Co.	57,419
2,270		Schlumberger Ltd.	219,055
			276,474
		Pharmaceuticals: 4.6%
1,710	@@	Biovail Corp.	29,959
3,380		Bristol-Myers Squibb Co.	98,527
1,840	@	King Pharmaceuticals, Inc.	27,655
3,460		Merck & Co., Inc.	173,588
2,510		Schering-Plough Corp.	75,350
			405,079
		Retail: 4.5%
1,110	@	Aeropostale, Inc.	22,977
790	@	Big Lots, Inc.	23,518
190		Costco Wholesale Corp.	11,733
1,710	@	Dollar Tree Stores, Inc.	74,300
420		Family Dollar Stores, Inc.	12,298
1,970		Home Depot, Inc.	75,471
2,550		Lowe’s Cos., Inc.	79,203
1,460		Target Corp.	96,258
			395,758
		Semiconductors: 4.7%
11,870		Intel Corp.	305,653
2,410		Texas Instruments, Inc.	82,518
1,020	@, @@	Verigy Ltd.	26,948
			415,119
		Software: 8.0%
910	@	BEA Systems, Inc.	11,102
5,740		CA, Inc.	144,591
14,360		Microsoft Corp.	412,557
6,330	@	Oracle Corp.	128,372
			696,622

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares				Value
		Telecommunications: 7.3%
1,770	@	ADC Telecommunications, Inc.		$32,391
13,040	@	Cisco Systems, Inc.		416,237
410	@, @@	Millicom International Cellular SA		34,575
2,810		Qualcomm, Inc.		112,091
2,520	@@	Turkcell Iletisim Hizmet AS ADR		45,385
				640,679
		Total Common Stock
		(Cost $7,965,808)		8,284,592

EXCHANGE-TRADED FUNDS: 3.3%
		Exchange-Traded Funds: 3.3%
4,937		iShares Russell 1000 Growth Fund		291,678

		Total Exchange-Traded Funds
		(Cost $288,377)		291,678

		Total Long-Term Investments
		(Cost $8,254,185)		8,576,270

SHORT-TERM INVESTMENTS: 0.4%
		Mutual Fund: 0.4%
34,000	**	ING Institutional Prime Money Market Fund		34,000

		Total Short-Term Investments
		(Cost $34,000)		34,000

		Total Investments in Securities
		(Cost $8,288,185)*	98.3%	$8,610,270
		Other Assets and Liabilities - Net	1.7	149,686
		Net Assets	100.0%	$8,759,956

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
**	Investment in affiliate

*	Cost for federal income tax purposes is $8,361,486.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$334,181
	Gross Unrealized Depreciation	(85,397)
	Net Unrealized Appreciation	$248,784

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 42.9%
		Advertising: 0.2%
9,800		Omnicom Group	$499,114
			499,114
		Aerospace/Defense: 1.3%
6,800		Boeing Co.	657,560
4,600		General Dynamics Corp.	361,376
1,400		Goodrich Corp.	88,424
1,800		L-3 Communications Holdings, Inc.	177,318
9,800		Lockheed Martin Corp.	971,572
3,553		Northrop Grumman Corp.	280,119
6,052		Raytheon Co.	371,230
10,720		United Technologies Corp.	800,034
			3,707,633
		Agriculture: 0.7%
19,400		Altria Group, Inc.	1,346,554
5,650		Archer-Daniels-Midland Co.	190,405
2,140		Reynolds American, Inc.	141,497
7,700		UST, Inc.	379,456
			2,057,912
		Apparel: 0.4%
10,300	@	Coach, Inc.	458,659
7,860		Nike, Inc.	442,832
2,600		Polo Ralph Lauren Corp.	196,404
			1,097,895
		Auto Manufacturers: 0.2%
32,720		Ford Motor Co.	255,543
5,600		General Motors Corp.	172,144
3,100		Paccar, Inc.	265,205
			692,892
		Auto Parts & Equipment: 0.0%
900		Johnson Controls, Inc.	101,790
3		Wabco Holdings, Inc.	136
			101,926
		Banks: 2.6%
44,392		Bank of America Corp.	2,249,787
8,933		Bank of New York Mellon Corp.	361,161
4,698		BB&T Corp.	186,652
3,632		Capital One Financial Corp.	234,845
6,450		Comerica, Inc.	359,781
4,150		Fifth Third Bancorp.	148,114
7,500		Huntington Bancshares, Inc.	129,075
6,300		Keycorp.	209,790
3,300		Marshall & Ilsley Corp.	144,243
5,390		National City Corp.	145,045
1,300		Northern Trust Corp.	79,898
1,950		PNC Financial Services Group, Inc.	137,222
10,588		Regions Financial Corp.	331,404
3,450		State Street Corp.	211,692
2,900		SunTrust Banks, Inc.	228,375
4,800		US Bancorp.	155,280
19,742		Wachovia Corp.	966,963
33,400		Wells Fargo & Co.	1,220,436
			7,499,763
		Beverages: 0.9%
5,900		Anheuser-Busch Cos., Inc.	291,460
16,700		Coca-Cola Co.	898,126
6,350		Pepsi Bottling Group, Inc.	219,647
16,110		PepsiCo, Inc.	1,095,963
			2,505,196
		Biotechnology: 0.4%
10,050	@	Amgen, Inc.	503,606
4,300	@	Biogen Idec, Inc.	274,426
2,950	@	Celgene Corp.	189,420
2,800	@	Genzyme Corp.	174,748
			1,142,200
		Building Materials: 0.1%
3,700		American Standard Cos., Inc.	136,271
8,200		Masco Corp.	213,364
			349,635
		Chemicals: 0.7%
950		Air Products & Chemicals, Inc.	85,510
2,400		Ashland, Inc.	143,496
7,650		Dow Chemical Co.	326,120
2,100		Ecolab, Inc.	87,486
6,600		EI DuPont de Nemours & Co.	321,750
2,200		International Flavors & Fragrances, Inc.	110,506
4,200		Monsanto Co.	292,908
2,800		PPG Industries, Inc.	205,380

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
1,700		Praxair, Inc.	$128,622
1,750		Sherwin-Williams Co.	120,768
4,500		Sigma-Aldrich Corp.	201,600
			2,024,146
		Commercial Services: 0.3%
2,000	@	Apollo Group, Inc. - Class A	117,340
4,600	@	Convergys Corp.	77,050
2,160		Equifax, Inc.	83,203
3,860		McKesson Corp.	220,831
2,300		Moody’s Corp.	105,455
1,800		Robert Half International, Inc.	57,492
4,000		RR Donnelley & Sons Co.	143,280
8,828		Western Union Co.	166,231
			970,882
		Computers: 2.2%
1,100	@	Affiliated Computer Services, Inc.	55,033
8,100	@	Apple, Inc.	1,121,688
4,050	@	Computer Sciences Corp.	226,598
37,740	@	Dell, Inc.	1,066,155
7,050		Electronic Data Systems Corp.	161,375
19,200	@	EMC Corp.	377,472
27,750		Hewlett-Packard Co.	1,369,463
12,600		International Business Machines Corp.	1,470,294
1,850	@	Lexmark International, Inc.	68,931
1,600	@	NCR Corp.	79,632
5,450	@	Network Appliance, Inc.	151,837
2,300	@	Sandisk Corp.	128,938
35,900		Sun Microsystems, Inc.	192,424
			6,469,840
		Cosmetics/Personal Care: 0.8%
4,250		Colgate-Palmolive Co.	281,860
2,000		Estee Lauder Cos., Inc.	83,180
29,555		Procter & Gamble Co.	1,930,237
			2,295,277
		Distribution/Wholesale: 0.1%
1,600		Genuine Parts Co.	79,488
1,500		WW Grainger, Inc.	137,415
			216,903
		Diversified Financial Services: 3.2%
11,550		American Express Co.	677,061
3,090		Ameriprise Financial, Inc.	188,521
1,400		Bear Stearns Cos., Inc.	152,124
10,150		Charles Schwab Corp.	200,970
3,400		CIT Group, Inc.	127,738
45,300		Citigroup, Inc.	2,123,664
320		Cme Group, Inc.	177,536
6,108		Countrywide Financial Corp.	121,244
6,075	@	Discover Financial Services	140,576
3,600	@	E*Trade Financial Corp.	56,088
7,850		Fannie Mae	515,039
1,200		Franklin Resources, Inc.	158,124
1,800		Freddie Mac	110,898
4,350		Goldman Sachs Group, Inc.	765,644
3,300		Janus Capital Group, Inc.	87,747
34,900		JP Morgan Chase & Co.	1,553,748
1,200		Legg Mason, Inc.	104,184
4,900		Lehman Brothers Holdings, Inc.	268,667
11,400		Merrill Lynch & Co., Inc.	840,180
10,650		Morgan Stanley	664,241
3,750		SLM Corp.	188,550
			9,222,544
		Electric: 1.4%
4,250		American Electric Power Co., Inc.	189,040
2,250		Constellation Energy Group, Inc.	186,615
2,800		Dominion Resources, Inc.	238,504
4,600		DTE Energy Co.	219,926
7,600		Duke Energy Corp.	139,384
8,100	@	Dynegy, Inc. - Class A	65,529
14,410		Edison International	759,551
3,900		Entergy Corp.	404,118
4,700		FirstEnergy Corp.	288,768
5,200		FPL Group, Inc.	305,968
3,370		PG&E Corp.	149,965
4,500		PPL Corp.	217,170
1,800		Progress Energy, Inc.	82,584
3,400		Public Service Enterprise Group, Inc.	288,966
9,500		TECO Energy, Inc.	150,480
4,340		TXU Corp.	292,516
			3,979,084
		Electrical Components & Equipment: 0.1%
6,100		Emerson Electric Co.	300,303
			300,303
		Electronics: 0.2%
4,400	@	Agilent Technologies, Inc.	160,160

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
3,300		Tektronix, Inc.	$106,095
3,600	@	Thermo Electron Corp.	195,228
5,400	@	Tyco Electronics Ltd.	188,298
1,050	@	Waters Corp.	64,649
			714,430
		Engineering & Construction: 0.0%
800		Fluor Corp.	101,720
			101,720
		Entertainment: 0.1%
4,000		International Game Technology	152,680
			152,680
		Environmental Control: 0.1%
5,800	@	Allied Waste Industries, Inc.	74,066
9,500		Waste Management, Inc.	357,865
			431,931
		Food: 0.7%
5,000		Campbell Soup Co.	188,750
4,200	@	Dean Foods Co.	112,812
5,650		General Mills, Inc.	315,722
1,500		Hershey Co.	69,750
14,050		HJ Heinz Co.	633,515
3,500		Kellogg Co.	192,255
3,201		Kraft Foods, Inc.	102,624
8,300		Kroger Co.	220,614
5,100		Safeway, Inc.	161,823
1,500		Whole Foods Market, Inc.	66,390
1,400		WM Wrigley Jr. Co.	81,550
			2,145,805
		Forest Products & Paper: 0.2%
5,300		International Paper Co.	186,083
1,600		Temple-Inland, Inc.	88,128
2,400		Weyerhaeuser Co.	163,608
			437,819
		Gas: 0.1%
2,700		Sempra Energy	148,581
			148,581
		Hand/Machine Tools: 0.1%
1,620		Black & Decker Corp.	140,535
3,200		Snap-On, Inc.	156,736
2,100		Stanley Works	119,154
			416,425
		Healthcare - Products: 1.2%
5,850		Baxter International, Inc.	320,346
1,880		Becton Dickinson & Co.	144,647
4,800	@, @@	Covidien Ltd.	191,184
1,900		CR Bard, Inc.	158,441
27,550		Johnson & Johnson	1,702,315
9,400		Medtronic, Inc.	496,696
2,800	@	St. Jude Medical, Inc.	121,996
2,500		Stryker Corp.	167,000
1,400	@	Varian Medical Systems, Inc.	56,546
2,100	@	Zimmer Holdings, Inc.	164,493
			3,523,664
		Healthcare - Services: 0.6%
4,820		Aetna, Inc.	245,386
2,480	@	Coventry Health Care, Inc.	142,278
2,300	@	Humana, Inc.	147,407
1,050	@	Laboratory Corp. of America Holdings	81,543
13,000		UnitedHealth Group, Inc.	650,130
4,630	@	WellPoint, Inc.	373,132
			1,639,876
		Home Builders: 0.1%
2,600		Centex Corp.	75,166
2,700		KB Home	81,918
1,600		Lennar Corp.	45,232
			202,316
		Home Furnishings: 0.1%
800		Harman International Industries, Inc.	90,712
800		Whirlpool Corp.	77,128
			167,840
		Household Products/Wares: 0.2%
1,100		Clorox Co.	65,780
5,600		Kimberly-Clark Corp.	384,664
			450,444
		Housewares: 0.0%
4,400		Newell Rubbermaid, Inc.	113,476
			113,476
		Insurance: 2.3%
3,950	@@	ACE Ltd.	228,152
4,100		Aflac, Inc.	218,571
12,950		Allstate Corp.	709,013
1,100		AMBAC Financial Group, Inc.	69,102
24,250		American International Group, Inc.	1,600,500
3,850		AON Corp.	166,782

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
2,400		Assurant, Inc.	$123,696
5,860		Chubb Corp.	299,622
4,240		Cigna Corp.	219,123
6,900		Genworth Financial, Inc.	199,962
3,200		Hartford Financial Services Group, Inc.	284,512
3,196		Lincoln National Corp.	194,572
4,040		Loews Corp.	189,920
2,200		MBIA, Inc.	132,000
7,930		Metlife, Inc.	507,917
1,020		MGIC Investment Corp.	30,763
3,600		Principal Financial Group, Inc.	199,764
8,400		Progressive Corp.	170,856
4,440		Prudential Financial, Inc.	398,623
1,520		Safeco Corp.	88,190
2,200		Torchmark Corp.	135,432
6,330		Travelers Cos., Inc.	319,918
2,900		UnumProvident Corp.	70,963
2,500	@@	XL Capital Ltd.	190,500
			6,748,453
		Internet: 0.8%
2,900	@	Amazon.com, Inc.	231,739
9,350	@	eBay, Inc.	318,835
1,900	@	Google, Inc. - Class A	978,975
3,000	@	IAC/InterActiveCorp.	83,370
19,450	@	Symantec Corp.	365,855
8,000	@	Yahoo!, Inc.	181,840
			2,160,614
		Iron/Steel: 0.1%
3,700		Nucor Corp.	195,730
1,850		United States Steel Corp.	174,788
			370,518
		Leisure Time: 0.2%
2,400		Brunswick Corp.	60,360
4,550		Carnival Corp.	207,435
4,800		Harley-Davidson, Inc.	258,192
			525,987
		Lodging: 0.2%
2,100		Harrah’s Entertainment, Inc.	180,117
4,100		Hilton Hotels Corp.	188,395
1,600		Starwood Hotels & Resorts Worldwide, Inc.	97,792
			466,304
		Machinery - Construction & Mining: 0.2%
5,900		Caterpillar, Inc.	447,043
1,300	@	Terex Corp.	103,844
			550,887
		Machinery - Diversified: 0.2%
1,800		Cummins, Inc.	213,156
2,100		Deere & Co.	285,726
1,700		Rockwell Automation, Inc.	119,782
			618,664
		Media: 1.1%
9,900		CBS Corp. - Class B	311,949
5,300		Clear Channel Communications, Inc.	197,478
6,300	@	Comcast Corp. — Class A	164,367
28,100	@	DIRECTV Group, Inc.	655,573
3,400		Gannett Co., Inc.	159,800
3,570		McGraw-Hill Cos., Inc.	180,142
18,850		News Corp. - Class A	381,336
6,400		Time Warner, Inc.	121,472
5,300	@	Viacom - Class B	209,138
21,350		Walt Disney Co.	717,360
			3,098,615
		Mining: 0.1%
2,200		Alcoa, Inc.	80,366
3,740		Freeport-McMoRan Copper & Gold, Inc.	326,951
			407,317
		Miscellaneous Manufacturing: 2.2%
7,300		3M Co.	664,227
1,500		Cooper Industries Ltd.	76,755
3,000		Danaher Corp.	232,980
9,800		Eastman Kodak Co.	261,366
3,100		Eaton Corp.	292,082
83,150		General Electric Co.	3,232,041
6,700		Honeywell International, Inc.	376,205
4,700		Illinois Tool Works, Inc.	273,399
2,800		ITT Corp.	190,372
1,700		Pall Corp.	64,821
2,250		Parker Hannifin Corp.	241,808
2,200		Textron, Inc.	128,348
4,800	@@	Tyco International Ltd.	211,968
			6,246,372
		Office/Business Equipment: 0.1%
1,700		Pitney Bowes, Inc.	75,939
9,700	@	Xerox Corp.	166,161
			242,100

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas: 4.3%
5,100		Anadarko Petroleum Corp.	$249,798
3,600		Chesapeake Energy Corp.	116,136
28,403		Chevron Corp.	2,492,647
19,101		ConocoPhillips	1,564,181
3,600		Devon Energy Corp.	271,116
2,600		ENSCO International, Inc.	140,972
61,550		ExxonMobil Corp.	5,276,682
3,000		Hess Corp.	184,110
10,500		Marathon Oil Corp.	565,845
2,500		Murphy Oil Corp.	152,350
3,000		Noble Corp.	147,180
7,680		Occidental Petroleum Corp.	435,379
2,200		Sunoco, Inc.	160,908
2,600	@	Transocean, Inc.	273,234
4,900		Valero Energy Corp.	335,699
1,300		XTO Energy, Inc.	70,668
			12,436,905
		Oil & Gas Services: 0.6%
9,550		Halliburton Co.	330,335
2,000	@	National Oilwell Varco, Inc.	256,000
10,700		Schlumberger Ltd.	1,032,550
			1,618,885
		Packaging & Containers: 0.1%
3,800		Ball Corp.	199,044
2,100		Bemis Co.	62,727
5,400	@	Pactiv Corp.	157,950
			419,721
		Pharmaceuticals: 2.4%
3,600		Abbott Laboratories	186,876
2,500		Allergan, Inc.	150,025
3,160		AmerisourceBergen Corp.	151,206
19,100		Bristol-Myers Squibb Co.	556,765
3,660		Cardinal Health, Inc.	250,271
6,800		Eli Lilly & Co.	389,980
2,620	@	Express Scripts, Inc.	143,445
4,450	@	Forest Laboratories, Inc.	167,454
8,000	@	Gilead Sciences, Inc.	290,960
5,800	@	King Pharmaceuticals, Inc.	87,174
2,500	@	Medco Health Solutions, Inc.	213,625
21,450		Merck & Co., Inc.	1,076,147
4,600		Mylan Laboratories	69,460
62,670		Pfizer, Inc.	1,556,723
28,400		Schering-Plough Corp.	852,568
2,500	@	Watson Pharmaceuticals, Inc.	74,550
11,950		Wyeth	553,285
			6,770,514
		Pipelines: 0.2%
2,900		Questar Corp.	144,913
7,400		Spectra Energy Corp.	172,050
5,400		Williams Cos., Inc.	167,400
			484,363
		Retail: 2.1%
1,200	@	Autozone, Inc.	145,548
1,900	@	Bed Bath & Beyond, Inc.	65,816
4,050		Best Buy Co., Inc.	177,998
6,000	@	Big Lots, Inc.	178,620
5,450		Costco Wholesale Corp.	336,538
10,898		CVS Caremark Corp.	412,162
2,150		Darden Restaurants, Inc.	89,440
8,250		Family Dollar Stores, Inc.	241,560
9,420		Gap, Inc.	176,719
2,090		Home Depot, Inc.	80,068
3,050		JC Penney Co., Inc.	209,718
3,200	@	Kohl’s Corp.	189,760
12,480		Lowe’s Cos., Inc.	387,629
5,934		Macy’s, Inc.	188,226
12,800		McDonald’s Corp.	630,400
3,000		Nordstrom, Inc.	144,300
3,300		RadioShack Corp.	78,441
990	@	Sears Holding Corp.	142,124
3,235		Staples, Inc.	76,831
7,400	@	Starbucks Corp.	203,870
5,550		Target Corp.	365,912
5,500		TJX Cos., Inc.	167,695
21,700		Wal-Mart Stores, Inc.	946,771
2,900		Wendy’s International, Inc.	95,381
6,000		Yum! Brands, Inc.	196,320
			5,927,847
		Savings & Loans: 0.2%
18,156		Washington Mutual, Inc.	666,688
			666,688

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 1.1%
5,600		Altera Corp.	$133,336
2,200		Analog Devices, Inc.	81,136
9,200		Applied Materials, Inc.	196,512
4,000	@	Broadcom Corp.	138,000
54,300		Intel Corp.	1,398,225
2,800		KLA-Tencor Corp.	160,916
4,500		Maxim Integrated Products	135,045
2,300	@	MEMC Electronic Materials, Inc.	141,266
5,350		National Semiconductor Corp.	140,812
3,100	@	Novellus Systems, Inc.	84,847
4,000	@	Nvidia Corp.	204,640
4,600	@	Teradyne, Inc.	68,494
9,800		Texas Instruments, Inc.	335,552
3,400		Xilinx, Inc.	86,938
			3,305,719
		Software: 1.6%
2,120	@	Adobe Systems, Inc.	90,630
3,100	@	Autodesk, Inc.	143,592
4,750		Automatic Data Processing, Inc.	217,265
4,660	@	BMC Software, Inc.	142,689
19,900		CA, Inc.	501,281
2,500	@	Citrix Systems, Inc.	90,875
7,028		First Data Corp.	233,470
2,050	@	Fiserv, Inc.	95,366
4,700	@	Intuit, Inc.	128,357
74,450		Microsoft Corp.	2,138,949
9,500	@	Novell, Inc.	70,680
33,060	@	Oracle Corp.	670,457
3,000		Paychex, Inc.	133,290
			4,656,901
		Telecommunications: 2.9%
2,800		Alltel Corp.	191,128
53,976		AT&T, Inc.	2,152,023
5,650	@	Avaya, Inc.	95,090
5,250		CenturyTel, Inc.	251,895
58,200	@	Cisco Systems, Inc.	1,857,744
5,400		Citizens Communications Co.	78,354
13,300		Corning, Inc.	310,821
5,421		Embarq Corp.	338,379
5,300	@	Juniper Networks, Inc.	174,476
19,940		Motorola, Inc.	337,983
19,150		Qualcomm, Inc.	763,894
19,200	@	Qwest Communications International, Inc.	171,840
26,120		Sprint Nextel Corp.	494,190
7,100	@	Tellabs, Inc.	74,905
23,050		Verizon Communications, Inc.	965,334
			8,258,056
		Toys/Games/Hobbies: 0.1%
3,300		Hasbro, Inc.	93,093
6,450		Mattel, Inc.	139,514
			232,607
		Transportation: 0.5%
1,400		CH Robinson Worldwide, Inc.	68,656
3,340		CSX Corp.	136,940
1,500		FedEx Corp.	164,520
10,750		Norfolk Southern Corp.	550,508
2,550		Union Pacific Corp.	284,488
2,300		United Parcel Service, Inc. - Class B	174,478
			1,379,590
		Total Common Stock
		(Cost $84,649,887)	123,373,779

REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Apartments: 0.1%
950		Apartment Investment & Management Co.	42,465
2,210		Archstone-Smith Trust	129,948
			172,413
		Diversified: 0.0%
900		Vornado Realty Trust	95,931
			95,931
		Hotels: 0.0%
4,200		Host Hotels & Resorts, Inc.	93,618
			93,618
		Warehouse/Industrial: 0.1%
2,900		Prologis	174,464
			174,464
		Total Real Estate Investment Trusts
		(Cost $571,407)	536,426

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 49.7%
		Federal Home Loan Bank: 49.7%
$ 143,600,000	Z	5.240%, due 10/05/07	$142,898,748

		Total U.S. Government Agency Obligations
		(Cost $143,178,046)	142,898,748

		Total Long-Term Investments
		(Cost $228,399,340)	266,808,953

Shares			Value
SHORT-TERM INVESTMENTS: 7.5%
		Mutual Fund: 7.5%
21,500,000	**	ING Institutional Prime Money Market Fund	$21,500,000

		Total Mutual Fund
		(Cost $21,500,000)	21,500,000

Principal Amount			Value
	Repurchase Agreement: 0.0%
$ 123,000	Morgan Stanley Repurchase Agreement dated 08/31/07, 5.250%, due 09/04/07, $123,072 to be received upon repurchase (Collateralized by $130,000 Federal National Mortgage Association, Discount Note, Market Value $128,921, due 10/31/07)		$123,000
	Total Repurchase Agreement
	(Cost $123,000)		123,000
	Total Short-Term Investments
	(Cost $21,623,000)		21,623,000
	Total Investments in Securities
	(Cost $250,022,340)*	100.3%	$288,431,953
	Other Assets and Liabilities - Net	(0.3)	(810,961)
	Net Assets	100.0%	$287,620,992

@	Non-income producing security
@@	Foreign Issuer
**	Investment in affiliate
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $251,482,503.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$38,441,828
	Gross Unrealized Depreciation	(1,492,378)
	Net Unrealized Appreciation	$36,949,450

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 35.8%
		Advertising: 0.2%
6,500		Omnicom Group	$331,045
			331,045
		Aerospace/Defense: 1.1%
4,800		Boeing Co.	464,160
3,600		General Dynamics Corp.	282,816
1,000		Goodrich Corp.	63,160
1,050		L-3 Communications Holdings, Inc.	103,436
6,570		Lockheed Martin Corp.	651,350
2,117		Northrop Grumman Corp.	166,904
4,731		Raytheon Co.	290,200
7,400		United Technologies Corp.	552,262
			2,574,288
		Agriculture: 0.6%
13,350		Altria Group, Inc.	926,624
3,020		Archer-Daniels-Midland Co.	101,774
1,580		Reynolds American, Inc.	104,470
5,100		UST, Inc.	251,328
			1,384,196
		Apparel: 0.3%
6,820	@	Coach, Inc.	303,695
5,180		Nike, Inc.	291,841
1,500		Polo Ralph Lauren Corp.	113,310
			708,846
		Auto Manufacturers: 0.2%
21,830		Ford Motor Co.	170,492
3,000		General Motors Corp.	92,220
1,900		Paccar, Inc.	162,545
			425,257
		Auto Parts & Equipment: 0.0%
550		Johnson Controls, Inc.	62,205
6		Wabco Holdings, Inc.	272
			62,477
		Banks: 2.2%
29,557		Bank of America Corp.	1,497,949
6,918		Bank of New York Mellon Corp.	279,695
2,763		BB&T Corp.	109,774
2,579		Capital One Financial Corp.	166,758
4,300		Comerica, Inc.	239,854
2,600		Fifth Third Bancorp.	92,794
4,550		Huntington Bancshares, Inc.	78,306
3,600		Keycorp.	119,880
2,000		Marshall & Ilsley Corp.	87,420
3,200		National City Corp.	86,112
800		Northern Trust Corp.	49,168
1,150		PNC Financial Services Group, Inc.	80,926
7,351		Regions Financial Corp.	230,086
2,550		State Street Corp.	156,468
1,650		SunTrust Banks, Inc.	129,938
2,550		US Bancorp.	82,493
13,548		Wachovia Corp.	663,581
22,800		Wells Fargo & Co.	833,112
			4,984,314
		Beverages: 0.7%
3,900		Anheuser-Busch Cos., Inc.	192,660
11,400		Coca-Cola Co.	613,092
3,650		Pepsi Bottling Group, Inc.	126,254
10,960		PepsiCo, Inc.	745,609
			1,677,615
		Biotechnology: 0.3%
6,900	@	Amgen, Inc.	345,759
2,500	@	Biogen Idec, Inc.	159,550
1,900	@	Celgene Corp.	121,999
1,850	@	Genzyme Corp.	115,459
			742,767
		Building Materials: 0.1%
2,200		American Standard Cos., Inc.	81,026
4,800		Masco Corp.	124,896
			205,922
		Chemicals: 0.6%
600		Air Products & Chemicals, Inc.	54,006
1,500		Ashland, Inc.	89,685
5,800		Dow Chemical Co.	247,254
1,700		Ecolab, Inc.	70,822
4,800		EI DuPont de Nemours & Co.	234,000
1,500		International Flavors & Fragrances, Inc.	75,345
3,300		Monsanto Co.	230,142
1,650		PPG Industries, Inc.	121,028

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
1,000		Praxair, Inc.	$75,660
950		Sherwin-Williams Co.	65,560
2,400		Sigma-Aldrich Corp.	107,520
			1,371,022
		Commercial Services: 0.3%
1,200	@	Apollo Group, Inc. - Class A	70,404
3,200	@	Convergys Corp.	53,600
1,450		Equifax, Inc.	55,854
1,800		McKesson Corp.	102,978
1,600		Moody’s Corp.	73,360
1,250		Robert Half International, Inc.	39,925
2,400		RR Donnelley & Sons Co.	85,968
5,290		Western Union Co.	99,611
			581,700
		Computers: 1.9%
700	@	Affiliated Computer Services, Inc.	35,021
5,500	@	Apple, Inc.	761,640
2,300	@	Computer Sciences Corp.	128,685
25,030	@	Dell, Inc.	707,098
3,850		Electronic Data Systems Corp.	88,127
14,600	@	EMC Corp.	287,036
18,400		Hewlett-Packard Co.	908,040
8,700		International Business Machines Corp.	1,015,203
1,250	@	Lexmark International, Inc.	46,575
1,100	@	NCR Corp.	54,747
3,040	@	Network Appliance, Inc.	84,694
1,600	@	Sandisk Corp.	89,696
19,300		Sun Microsystems, Inc.	103,448
			4,310,010
		Cosmetics/Personal Care: 0.7%
3,300		Colgate-Palmolive Co.	218,856
1,400		Estee Lauder Cos., Inc.	58,226
20,075		Procter & Gamble Co.	1,311,098
			1,588,180
		Distribution/Wholesale: 0.1%
1,100		Genuine Parts Co.	54,648
1,050		WW Grainger, Inc.	96,191
			150,839
		Diversified Financial Services: 2.7%
7,900		American Express Co.	463,098
1,660		Ameriprise Financial, Inc.	101,277
840		Bear Stearns Cos., Inc.	91,274
5,600		Charles Schwab Corp.	110,880
2,050		CIT Group, Inc.	77,019
30,900		Citigroup, Inc.	1,448,592
190		Cme Group, Inc.	105,412
3,998		Countrywide Financial Corp.	79,360
3,675	@	Discover Financial Services	85,040
2,500	@	E*Trade Financial Corp.	38,950
5,550		Fannie Mae	364,136
1,000		Franklin Resources, Inc.	131,770
1,100		Freddie Mac	67,771
2,900		Goldman Sachs Group, Inc.	510,429
2,600		Janus Capital Group, Inc.	69,134
23,900		JP Morgan Chase & Co.	1,064,028
800		Legg Mason, Inc.	69,456
3,760		Lehman Brothers Holdings, Inc.	206,161
7,500		Merrill Lynch & Co., Inc.	552,750
7,050		Morgan Stanley	439,709
2,500		SLM Corp.	125,700
			6,201,946
		Electric: 1.2%
2,500		American Electric Power Co., Inc.	111,200
1,600		Constellation Energy Group, Inc.	132,704
1,900		Dominion Resources, Inc.	161,842
2,800		DTE Energy Co.	133,868
4,500		Duke Energy Corp.	82,530
5,600	@	Dynegy, Inc. - Class A	45,304
9,620		Edison International	507,070
2,800		Entergy Corp.	290,136
3,450		FirstEnergy Corp.	211,968
3,900		FPL Group, Inc.	229,476
2,050		PG&E Corp.	91,225
2,800		PPL Corp.	135,128
1,200		Progress Energy, Inc.	55,056
2,050		Public Service Enterprise Group, Inc.	174,230
5,800		TECO Energy, Inc.	91,872
2,360		TXU Corp.	159,064
			2,612,673
		Electrical Components & Equipment: 0.1%
4,800		Emerson Electric Co.	236,304
			236,304
		Electronics: 0.2%
2,550	@	Agilent Technologies, Inc.	92,820

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
2,300		Tektronix, Inc.	$73,945
2,400	@	Thermo Electron Corp.	130,152
3,075	@	Tyco Electronics Ltd.	107,225
700	@	Waters Corp.	43,099
			447,241
		Engineering & Construction: 0.0%
400		Fluor Corp.	50,860
			50,860
		Entertainment: 0.0%
2,450		International Game Technology	93,517
			93,517
		Environmental Control: 0.1%
4,000	@	Allied Waste Industries, Inc.	51,080
6,300		Waste Management, Inc.	237,321
			288,401
		Food: 0.6%
2,950		Campbell Soup Co.	111,363
1,400	@	Dean Foods Co.	37,604
4,100		General Mills, Inc.	229,108
1,100		Hershey Co.	51,150
9,350		HJ Heinz Co.	421,592
2,300		Kellogg Co.	126,339
1,922		Kraft Foods, Inc.	61,619
4,800		Kroger Co.	127,584
2,850		Safeway, Inc.	90,431
1,000		Whole Foods Market, Inc.	44,260
1,000		WM Wrigley Jr. Co.	58,250
			1,359,300
		Forest Products & Paper: 0.1%
3,200		International Paper Co.	112,352
1,100		Temple-Inland, Inc.	60,588
1,300		Weyerhaeuser Co.	88,621
			261,561
		Gas: 0.0%
1,850		Sempra Energy	101,806
			101,806
		Hand/Machine Tools: 0.1%
1,070		Black & Decker Corp.	92,823
1,600		Snap-On, Inc.	78,368
1,300		Stanley Works	73,762
			244,953
		Healthcare - Products: 1.0%
4,500		Baxter International, Inc.	246,420
1,020		Becton Dickinson & Co.	78,479
3,075	@, @@	Covidien Ltd.	122,477
1,200		CR Bard, Inc.	100,068
18,700		Johnson & Johnson	1,155,473
6,600		Medtronic, Inc.	348,744
1,600	@	St. Jude Medical, Inc.	69,712
1,500		Stryker Corp.	100,200
1,000	@	Varian Medical Systems, Inc.	40,390
1,300	@	Zimmer Holdings, Inc.	101,829
			2,363,792
		Healthcare - Services: 0.5%
2,910		Aetna, Inc.	148,148
1,635	@	Coventry Health Care, Inc.	93,800
1,690	@	Humana, Inc.	108,312
700	@	Laboratory Corp. of America Holdings	54,362
8,770		UnitedHealth Group, Inc.	438,588
3,580	@	WellPoint, Inc.	288,512
			1,131,722
		Home Builders: 0.1%
1,800		Centex Corp.	52,038
1,900		KB Home	57,646
1,100		Lennar Corp.	31,097
			140,781
		Home Furnishings: 0.0%
400		Harman International Industries, Inc.	45,356
500		Whirlpool Corp.	48,205
			93,561
		Household Products/Wares: 0.2%
1,000		Clorox Co.	59,800
4,250		Kimberly-Clark Corp.	291,933
			351,733
		Housewares: 0.0%
3,000		Newell Rubbermaid, Inc.	77,370
			77,370
		Insurance: 1.9%
2,360	@@	ACE Ltd.	136,314
2,350		Aflac, Inc.	125,279
8,710		Allstate Corp.	476,873
750		AMBAC Financial Group, Inc.	47,115
16,500		American International Group, Inc.	1,089,000
1,850		AON Corp.	80,142

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
1,300		Assurant, Inc.	$67,002
4,380		Chubb Corp.	223,949
1,800		Cigna Corp.	93,024
3,600		Genworth Financial, Inc.	104,328
2,150		Hartford Financial Services Group, Inc.	191,157
1,812		Lincoln National Corp.	110,315
2,390		Loews Corp.	112,354
1,200		MBIA, Inc.	72,000
5,520		Metlife, Inc.	353,556
1,050		MGIC Investment Corp.	31,668
2,400		Principal Financial Group, Inc.	133,176
4,780		Progressive Corp.	97,225
3,400		Prudential Financial, Inc.	305,252
1,040		Safeco Corp.	60,341
1,350		Torchmark Corp.	83,106
4,850		Travelers Cos., Inc.	245,119
2,000		UnumProvident Corp.	48,940
1,400	@@	XL Capital Ltd.	106,680
			4,393,915
		Internet: 0.6%
1,700	@	Amazon.com, Inc.	135,847
7,400	@	eBay, Inc.	252,340
1,300	@	Google, Inc. - Class A	669,825
2,100	@	IAC/InterActiveCorp.	58,359
12,769	@	Symantec Corp.	240,185
3,800	@	Yahoo!, Inc.	86,374
			1,442,930
		Iron/Steel: 0.1%
2,140		Nucor Corp.	113,206
940		United States Steel Corp.	88,811
			202,017
		Leisure Time: 0.2%
1,700		Brunswick Corp.	42,755
2,800		Carnival Corp.	127,652
3,250		Harley-Davidson, Inc.	174,818
			345,225
		Lodging: 0.1%
900		Harrah’s Entertainment, Inc.	77,193
2,400		Hilton Hotels Corp.	110,280
1,100		Starwood Hotels & Resorts Worldwide, Inc.	67,232
			254,705
		Machinery - Construction & Mining: 0.2%
4,500		Caterpillar, Inc.	340,965
900	@	Terex Corp.	71,892
			412,857
		Machinery - Diversified: 0.2%
1,000		Cummins, Inc.	118,420
1,200		Deere & Co.	163,272
1,000		Rockwell Automation, Inc.	70,460
			352,152
		Media: 0.9%
6,525		CBS Corp. - Class B	205,603
2,900		Clear Channel Communications, Inc.	108,054
3,250	@	Comcast Corp. - Class A	84,793
18,700	@	DIRECTV Group, Inc.	436,271
1,700		Gannett Co., Inc.	79,900
1,870		McGraw-Hill Cos., Inc.	94,360
14,400		News Corp. - Class A	291,312
3,800		Time Warner, Inc.	72,124
3,300	@	Viacom - Class B	130,218
14,200		Walt Disney Co.	477,120
			1,979,755
		Mining: 0.1%
1,300		Alcoa, Inc.	47,489
2,564		Freeport-McMoRan Copper & Gold, Inc.	224,145
			271,634
		Miscellaneous Manufacturing: 1.7%
4,800		3M Co.	436,752
1,100		Cooper Industries Ltd.	56,287
1,450		Danaher Corp.	112,607
5,700		Eastman Kodak Co.	152,019
2,100		Eaton Corp.	197,862
49,750		General Electric Co.	1,933,783
5,200		Honeywell International, Inc.	291,980
2,500		Illinois Tool Works, Inc.	145,425
1,600		ITT Corp.	108,784
1,200		Pall Corp.	45,756
1,200		Parker Hannifin Corp.	128,964
1,400		Textron, Inc.	81,676
2,875	@@	Tyco International Ltd.	126,960
			3,818,855
		Office/Business Equipment: 0.1%
1,200		Pitney Bowes, Inc.	53,604
5,650	@	Xerox Corp.	96,785
			150,389

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas: 3.6%
3,000		Anadarko Petroleum Corp.	$146,940
2,500		Chesapeake Energy Corp.	80,650
18,861		Chevron Corp.	1,655,241
12,747		ConocoPhillips	1,043,852
2,200		Devon Energy Corp.	165,682
1,800		ENSCO International, Inc.	97,596
40,850		ExxonMobil Corp.	3,502,071
1,700		Hess Corp.	104,329
6,940		Marathon Oil Corp.	373,997
1,500		Murphy Oil Corp.	91,410
2,000		Noble Corp.	98,120
5,800		Occidental Petroleum Corp.	328,802
1,100		Sunoco, Inc.	80,454
1,800	@	Transocean, Inc.	189,162
3,800		Valero Energy Corp.	260,338
800		XTO Energy, Inc.	43,488
			8,262,132
		Oil & Gas Services: 0.5%
7,400		Halliburton Co.	255,966
1,300	@	National Oilwell Varco, Inc.	166,400
7,400		Schlumberger Ltd.	714,100
			1,136,466
		Packaging & Containers: 0.1%
2,300		Ball Corp.	120,474
1,400		Bemis Co.	41,818
2,900	@	Pactiv Corp.	84,825
			247,117
		Pharmaceuticals: 2.0%
1,700		Abbott Laboratories	88,247
1,800		Allergan, Inc.	108,018
1,900		AmerisourceBergen Corp.	90,915
12,900		Bristol-Myers Squibb Co.	376,035
2,540		Cardinal Health, Inc.	173,685
5,400		Eli Lilly & Co.	309,690
1,820	@	Express Scripts, Inc.	99,645
2,750	@	Forest Laboratories, Inc.	103,483
6,200	@	Gilead Sciences, Inc.	225,494
3,980	@	King Pharmaceuticals, Inc.	59,819
1,600	@	Medco Health Solutions, Inc.	136,720
13,600		Merck & Co., Inc.	682,312
3,200		Mylan Laboratories	48,320
37,490		Pfizer, Inc.	931,252
18,900		Schering-Plough Corp.	567,378
1,800	@	Watson Pharmaceuticals, Inc.	53,676
8,200		Wyeth	379,660
			4,434,349
		Pipelines: 0.1%
1,800		Questar Corp.	89,946
4,300		Spectra Energy Corp.	99,975
3,650		Williams Cos., Inc.	113,150
			303,071
		Retail: 1.7%
700	@	Autozone, Inc.	84,903
1,300	@	Bed Bath & Beyond, Inc.	45,032
2,385		Best Buy Co., Inc.	104,821
3,600	@	Big Lots, Inc.	107,172
4,200		Costco Wholesale Corp.	259,350
8,810		CVS Caremark Corp.	333,194
1,700		Darden Restaurants, Inc.	70,720
4,250		Family Dollar Stores, Inc.	124,440
5,590		Gap, Inc.	104,868
1,270		Home Depot, Inc.	48,654
1,750		JC Penney Co., Inc.	120,330
1,850	@	Kohl’s Corp.	109,705
9,360		Lowe’s Cos., Inc.	290,722
2,992		Macy’s, Inc.	94,906
8,800		McDonald’s Corp.	433,400
1,800		Nordstrom, Inc.	86,580
2,300		RadioShack Corp.	54,671
550	@	Sears Holding Corp.	78,958
2,010		Staples, Inc.	47,738
3,950	@	Starbucks Corp.	108,823
3,650		Target Corp.	240,645
3,250		TJX Cos., Inc.	99,093
14,800		Wal-Mart Stores, Inc.	645,724
2,000		Wendy’s International, Inc.	65,780
3,600		Yum! Brands, Inc.	117,792
			3,878,021
		Savings & Loans: 0.2%
11,962		Washington Mutual, Inc.	439,245
			439,245

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 1.0%
3,950		Altera Corp.	$94,050
1,500		Analog Devices, Inc.	55,320
5,400		Applied Materials, Inc.	115,344
1,600	@	Broadcom Corp.	55,200
36,500		Intel Corp.	939,875
1,800		KLA-Tencor Corp.	103,446
3,100		Maxim Integrated Products	93,031
1,600	@	MEMC Electronic Materials, Inc.	98,272
3,150		National Semiconductor Corp.	82,908
2,150	@	Novellus Systems, Inc.	58,846
2,400	@	Nvidia Corp.	122,784
3,200	@	Teradyne, Inc.	47,648
7,500		Texas Instruments, Inc.	256,800
2,400		Xilinx, Inc.	61,368
			2,184,892
		Software: 1.4%
1,290	@	Adobe Systems, Inc.	55,148
2,050	@	Autodesk, Inc.	94,956
2,850		Automatic Data Processing, Inc.	130,359
2,800	@	BMC Software, Inc.	85,736
13,300		CA, Inc.	335,027
1,700	@	Citrix Systems, Inc.	61,795
4,290		First Data Corp.	142,514
1,350	@	Fiserv, Inc.	62,802
3,100	@	Intuit, Inc.	84,661
50,400		Microsoft Corp.	1,447,992
6,600	@	Novell, Inc.	49,104
22,740	@	Oracle Corp.	461,167
1,800		Paychex, Inc.	79,974
			3,091,235
		Telecommunications: 2.4%
1,600		Alltel Corp.	109,216
35,948		AT&T, Inc.	1,433,247
3,900	@	Avaya, Inc.	65,637
3,100		CenturyTel, Inc.	148,738
39,500	@	Cisco Systems, Inc.	1,260,840
3,700		Citizens Communications Co.	53,687
9,850		Corning, Inc.	230,195
3,585		Embarq Corp.	223,776
3,100	@	Juniper Networks, Inc.	102,052
14,380		Motorola, Inc.	243,741
12,750		Qualcomm, Inc.	508,598
11,400	@	Qwest Communications International, Inc.	102,030
18,002		Sprint Nextel Corp.	340,598
4,900	@	Tellabs, Inc.	51,695
15,750		Verizon Communications, Inc.	659,610
			5,533,660
		Toys/Games/Hobbies: 0.1%
2,300		Hasbro, Inc.	64,883
3,950		Mattel, Inc.	85,439
			150,322
		Transportation: 0.4%
1,000		CH Robinson Worldwide, Inc.	49,040
2,140		CSX Corp.	87,740
900		FedEx Corp.	98,712
7,150		Norfolk Southern Corp.	366,127
1,850		Union Pacific Corp.	206,405
1,200		United Parcel Service, Inc. - Class B	91,032
			899,056
		Total Common Stock
		(Cost $ 78,216,089 )	81,339,999
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Apartments: 0.1%
650		Apartment Investment & Management Co.	29,055
1,320		Archstone-Smith Trust	77,616
			106,671
		Diversified: 0.0%
600		Vornado Realty Trust	63,954
			63,954
		Hotels: 0.0%
3,000		Host Hotels & Resorts, Inc.	66,870
			66,870
		Warehouse/Industrial: 0.0%
1,700		Prologis	102,272
			102,272
		Total Real Estate Investment Trusts
		(Cost $368,178)	339,767

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of August 31, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 53.9%
		Federal National Mortgage Corporation: 53.9%
$124,700,000	Z	4.460%, due 01/22/08		$122,570,997

		Total U.S. Government Agency Obligations
		(Cost $123,110,575)		122,570,997
U.S. TREASURY OBLIGATIONS: 9.7%
		U.S. Treasury STRIP: 9.7%
22,200,000	^^, Z	3.840%, due 11/15/07		22,026,440

		Total U.S. Treasury Obligations
		(Cost $22,004,883)		22,026,440

		Total Long-Term Investments
		(Cost $223,699,725)		226,277,203

Shares				Value
SHORT-TERM INVESTMENTS: 0.7%
		Mutual Fund: 0.7%
1,600,000	**	ING Institutional Prime Money Market Fund		$1,600,000
		Total Mutual Fund
		(Cost $1,600,000)		1,600,000

Principal Amount				Value
		Repurchase Agreement: 0.0%
$150,000		Goldman Sachs Repurchase Agreement dated 08/31/07, 5.200%, due 09/04/07, $150,087 to be received upon repurchase (Collateralized by $154,000 U.S. Treasury, Discount Note, Market Value $153,809, due 09/13/07)		$150,000
		Total Repurchase Agreement
		(Cost $150,000)		150,000
		Total Short-Term Investments
		(Cost $1,750,000)		1,750,000
		Total Investments in Securities
		(Cost $225,449,725)*	100.2%	$228,027,203
		Other Assets and Liabilities - Net	(0.2)	(561,268)
		Net Assets	100.0%	$227,465,935

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^^	Principal Only (PO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $226,923,703.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,989,221
		Gross Unrealized Depreciation		(2,885,721)
		Net Unrealized Appreciation		$1,103,500

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 36.0%
		Advertising: 0.1%
6,000		Omnicom Group	$305,580
			305,580
		Aerospace/Defense: 1.1%
4,100		Boeing Co.	396,470
2,800		General Dynamics Corp.	219,968
900		Goodrich Corp.	56,844
1,000		L-3 Communications Holdings, Inc.	98,510
6,030		Lockheed Martin Corp.	597,814
2,427		Northrop Grumman Corp.	191,345
3,741		Raytheon Co.	229,473
6,450		United Technologies Corp.	481,364
			2,271,788
		Agriculture: 0.6%
11,800		Altria Group, Inc.	819,038
3,060		Archer-Daniels-Midland Co.	103,122
1,120		Reynolds American, Inc.	74,054
4,600		UST, Inc.	226,688
			1,222,902
		Apparel: 0.3%
6,150	@	Coach, Inc.	273,860
4,700		Nike, Inc.	264,798
1,600		Polo Ralph Lauren Corp.	120,864
			659,522
		Auto Manufacturers: 0.2%
19,800		Ford Motor Co.	154,638
2,800		General Motors Corp.	86,072
2,100		Paccar, Inc.	179,655
			420,365
		Auto Parts & Equipment: 0.0%
550		Johnson Controls, Inc.	62,205
3		Wabco Holdings, Inc.	136
			62,341
		Banks: 2.2%
26,865		Bank of America Corp.	1,361,518
5,452		Bank of New York Mellon Corp.	220,424
2,554		BB&T Corp.	101,470
2,542		Capital One Financial Corp.	164,366
3,900		Comerica, Inc.	217,542
2,250		Fifth Third Bancorp.	80,303
4,200		Huntington Bancshares, Inc.	72,282
4,300		Keycorp.	143,190
2,000		Marshall & Ilsley Corp.	87,420
3,260		National City Corp.	87,727
800		Northern Trust Corp.	49,168
1,200		PNC Financial Services Group, Inc.	84,444
7,214		Regions Financial Corp.	225,798
1,800		State Street Corp.	110,448
2,000		SunTrust Banks, Inc.	157,500
2,900		US Bancorp.	93,815
11,967		Wachovia Corp.	586,144
20,200		Wells Fargo & Co.	738,108
			4,581,667
		Beverages: 0.7%
4,000		Anheuser-Busch Cos., Inc.	197,600
10,050		Coca-Cola Co.	540,489
3,850		Pepsi Bottling Group, Inc.	133,172
9,790		PepsiCo, Inc.	666,014
			1,537,275
		Biotechnology: 0.3%
5,550	@	Amgen, Inc.	278,111
2,600	@	Biogen Idec, Inc.	165,932
1,960	@	Celgene Corp.	125,852
1,700	@	Genzyme Corp.	106,097
			675,992
		Building Materials: 0.1%
2,300		American Standard Cos., Inc.	84,709
5,550		Masco Corp.	144,411
			229,120
		Chemicals: 0.6%
600		Air Products & Chemicals, Inc.	54,006
1,300		Ashland, Inc.	77,727
5,200		Dow Chemical Co.	221,676
1,300		Ecolab, Inc.	54,158
4,500		EI DuPont de Nemours & Co.	219,375
1,400		International Flavors & Fragrances, Inc.	70,322
2,480		Monsanto Co.	172,955
1,910		PPG Industries, Inc.	140,099

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
1,100		Praxair, Inc.	$83,226
1,050		Sherwin-Williams Co.	72,461
2,200		Sigma-Aldrich Corp.	98,560
			1,264,565
		Commercial Services: 0.3%
1,200	@	Apollo Group, Inc. - Class A	70,404
2,900	@	Convergys Corp.	48,575
1,300		Equifax, Inc.	50,076
2,310		McKesson Corp.	132,155
1,500		Moody’s Corp.	68,775
1,150		Robert Half International, Inc.	36,731
2,500		RR Donnelley & Sons Co.	89,550
4,817		Western Union Co.	90,704
			586,970
		Computers: 1.9%
700	@	Affiliated Computer Services, Inc.	35,021
4,800	@	Apple, Inc.	664,704
2,500	@	Computer Sciences Corp.	139,875
22,840	@	Dell, Inc.	645,230
4,050		Electronic Data Systems Corp.	92,705
11,750	@	EMC Corp.	231,005
16,750		Hewlett-Packard Co.	826,613
7,550		International Business Machines Corp.	881,010
1,150	@	Lexmark International, Inc.	42,849
1,000	@	NCR Corp.	49,770
3,380	@	Network Appliance, Inc.	94,167
1,400	@	Sandisk Corp.	78,484
20,400		Sun Microsystems, Inc.	109,344
			3,890,777
		Cosmetics/Personal Care: 0.7%
2,500		Colgate-Palmolive Co.	165,800
1,700		Estee Lauder Cos., Inc.	70,703
17,916		Procter & Gamble Co.	1,170,094
			1,406,597
		Distribution/Wholesale: 0.1%
1,000		Genuine Parts Co.	49,680
900		WW Grainger, Inc.	82,449
			132,129
		Diversified Financial Services: 2.7%
7,000		American Express Co.	410,340
1,880		Ameriprise Financial, Inc.	114,699
740		Bear Stearns Cos., Inc.	80,408
5,150		Charles Schwab Corp.	101,970
1,900		CIT Group, Inc.	71,383
27,400		Citigroup, Inc.	1,284,512
250		Cme Group, Inc.	138,700
3,768		Countrywide Financial Corp.	74,795
3,925	@	Discover Financial Services	90,825
2,200	@	E*Trade Financial Corp.	34,276
4,350		Fannie Mae	285,404
900		Franklin Resources, Inc.	118,593
1,100		Freddie Mac	67,771
2,600		Goldman Sachs Group, Inc.	457,626
2,000		Janus Capital Group, Inc.	53,180
21,100		JP Morgan Chase & Co.	939,372
800		Legg Mason, Inc.	69,456
3,020		Lehman Brothers Holdings, Inc.	165,587
6,900		Merrill Lynch & Co., Inc.	508,530
6,450		Morgan Stanley	402,287
2,350		SLM Corp.	118,158
			5,587,872
		Electric: 1.2%
2,350		American Electric Power Co., Inc.	104,528
1,400		Constellation Energy Group, Inc.	116,116
1,900		Dominion Resources, Inc.	161,842
3,200		DTE Energy Co.	152,992
4,700		Duke Energy Corp.	86,198
5,100	@	Dynegy, Inc. - Class A	41,259
8,720		Edison International	459,631
2,400		Entergy Corp.	248,688
2,700		FirstEnergy Corp.	165,888
3,200		FPL Group, Inc.	188,288
2,100		PG&E Corp.	93,450
3,100		PPL Corp.	149,606
1,100		Progress Energy, Inc.	50,468
2,250		Public Service Enterprise Group, Inc.	191,228
5,300		TECO Energy, Inc.	83,952
2,400		TXU Corp.	161,760
			2,455,894
		Electrical Components & Equipment: 0.1%
3,800		Emerson Electric Co.	187,074
			187,074
		Electronics: 0.2%
2,750	@	Agilent Technologies, Inc.	100,100

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
2,100		Tektronix, Inc.	$67,515
2,250	@	Thermo Electron Corp.	122,018
2,850	@	Tyco Electronics Ltd.	99,380
800	@	Waters Corp.	49,256
			438,269
		Engineering & Construction: 0.0%
400		Fluor Corp.	50,860
			50,860
		Entertainment: 0.0%
2,450		International Game Technology	93,517
			93,517
		Environmental Control: 0.1%
3,600	@	Allied Waste Industries, Inc.	45,972
5,800		Waste Management, Inc.	218,486
			264,458
		Food: 0.6%
2,750		Campbell Soup Co.	103,813
2,600	@	Dean Foods Co.	69,836
3,850		General Mills, Inc.	215,138
1,000		Hershey Co.	46,500
8,500		HJ Heinz Co.	383,265
2,100		Kellogg Co.	115,353
2,019		Kraft Foods, Inc.	64,729
5,650		Kroger Co.	150,177
2,900		Safeway, Inc.	92,017
900		Whole Foods Market, Inc.	39,834
900		WM Wrigley Jr. Co.	52,425
			1,333,087
		Forest Products & Paper: 0.1%
3,300		International Paper Co.	115,863
1,000		Temple-Inland, Inc.	55,080
1,100		Weyerhaeuser Co.	74,987
			245,930
		Gas: 0.0%
1,650		Sempra Energy	90,800
			90,800
		Hand/Machine Tools: 0.1%
1,100		Black & Decker Corp.	95,425
1,300		Snap-On, Inc.	63,674
1,300		Stanley Works	73,762
			232,861
		Healthcare - Products: 1.0%
3,650		Baxter International, Inc.	199,874
1,120		Becton Dickinson & Co.	86,173
2,850	@, @@	Covidien Ltd.	113,516
1,100		CR Bard, Inc.	91,729
16,650		Johnson & Johnson	1,028,804
5,200		Medtronic, Inc.	274,768
1,700	@	St. Jude Medical, Inc.	74,069
1,300		Stryker Corp.	86,840
900	@	Varian Medical Systems, Inc.	36,351
1,100	@	Zimmer Holdings, Inc.	86,163
			2,078,287
		Healthcare - Services: 0.5%
2,560		Aetna, Inc.	130,330
1,865	@	Coventry Health Care, Inc.	106,995
1,250	@	Humana, Inc.	80,113
650	@	Laboratory Corp. of America Holdings	50,479
7,960		UnitedHealth Group, Inc.	398,080
2,840	@	WellPoint, Inc.	228,876
			994,873
		Home Builders: 0.1%
1,600		Centex Corp.	46,256
1,700		KB Home	51,578
1,000		Lennar Corp.	28,270
			126,104
		Home Furnishings: 0.0%
400		Harman International Industries, Inc.	45,356
400		Whirlpool Corp.	38,564
			83,920
		Household Products/Wares: 0.1%
700		Clorox Co.	41,860
3,400		Kimberly-Clark Corp.	233,546
			275,406
		Housewares: 0.0%
2,700		Newell Rubbermaid, Inc.	69,633
			69,633
		Insurance: 2.0%
2,220	@@	ACE Ltd.	128,227
2,750		Aflac, Inc.	146,603
7,910		Allstate Corp.	433,073
700		AMBAC Financial Group, Inc.	43,974
14,600		American International Group, Inc.	963,600
2,000		AON Corp.	86,640

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
1,300		Assurant, Inc.	$67,002
3,980		Chubb Corp.	203,497
2,460		Cigna Corp.	127,133
3,800		Genworth Financial, Inc.	110,124
2,150		Hartford Financial Services Group, Inc.	191,157
1,982		Lincoln National Corp.	120,664
2,170		Loews Corp.	102,012
1,350		MBIA, Inc.	81,000
4,510		Metlife, Inc.	288,866
650		MGIC Investment Corp.	19,604
2,150		Principal Financial Group, Inc.	119,304
4,540		Progressive Corp.	92,344
2,660		Prudential Financial, Inc.	238,815
980		Safeco Corp.	56,860
1,350		Torchmark Corp.	83,106
4,310		Travelers Cos., Inc.	217,827
1,800		UnumProvident Corp.	44,046
1,200	@@	XL Capital Ltd.	91,440
			4,056,918
		Internet: 0.7%
1,700	@	Amazon.com, Inc.	135,847
5,850	@	eBay, Inc.	199,485
1,200	@	Google, Inc. - Class A	618,300
1,900	@	IAC/InterActiveCorp.	52,801
11,788	@	Symantec Corp.	221,732
5,300	@	Yahoo!, Inc.	120,469
			1,348,634
		Iron/Steel: 0.1%
2,320		Nucor Corp.	122,728
1,100		United States Steel Corp.	103,928
			226,656
		Leisure Time: 0.2%
1,500		Brunswick Corp.	37,725
2,750		Carnival Corp.	125,373
2,850		Harley-Davidson, Inc.	153,302
			316,400
		Lodging: 0.1%
1,200		Harrah’s Entertainment, Inc.	102,924
2,200		Hilton Hotels Corp.	101,090
950		Starwood Hotels & Resorts Worldwide, Inc.	58,064
			262,078
		Machinery - Construction & Mining: 0.2%
3,600		Caterpillar, Inc.	272,772
800	@	Terex Corp.	63,904
			336,676
		Machinery - Diversified: 0.2%
1,100		Cummins, Inc.	130,262
1,400		Deere & Co.	190,484
810		Rockwell Automation, Inc.	57,073
			377,819
		Media: 0.9%
6,750		CBS Corp. - Class B	212,693
2,600		Clear Channel Communications, Inc.	96,876
3,350	@	Comcast Corp. — Class A	87,402
17,000	@	DIRECTV Group, Inc.	396,610
1,900		Gannett Co., Inc.	89,300
1,950		McGraw-Hill Cos., Inc.	98,397
11,400		News Corp. - Class A	230,622
3,900		Time Warner, Inc.	74,022
3,200	@	Viacom - Class B	126,272
12,900		Walt Disney Co.	433,440
			1,845,634
		Mining: 0.1%
1,300		Alcoa, Inc.	47,489
2,531		Freeport-McMoRan Copper & Gold, Inc.	221,260
			268,749
		Miscellaneous Manufacturing: 1.8%
4,350		3M Co.	395,807
1,000		Cooper Industries Ltd.	51,170
1,450		Danaher Corp.	112,607
6,000		Eastman Kodak Co.	160,020
2,050		Eaton Corp.	193,151
50,350		General Electric Co.	1,957,076
4,100		Honeywell International, Inc.	230,215
3,200		Illinois Tool Works, Inc.	186,144
1,500		ITT Corp.	101,985
1,100		Pall Corp.	41,943
1,200		Parker Hannifin Corp.	128,964
1,200		Textron, Inc.	70,008
2,450	@@	Tyco International Ltd.	108,192
			3,737,282
		Office/Business Equipment: 0.1%
1,000		Pitney Bowes, Inc.	44,670
6,100	@	Xerox Corp.	104,493
			149,163

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas: 3.7%
3,400		Anadarko Petroleum Corp.	$166,532
2,200		Chesapeake Energy Corp.	70,972
17,193		Chevron Corp.	1,508,858
11,564		ConocoPhillips	946,976
2,500		Devon Energy Corp.	188,275
1,600		ENSCO International, Inc.	86,752
37,250		ExxonMobil Corp.	3,193,443
1,900		Hess Corp.	116,603
6,300		Marathon Oil Corp.	339,507
1,400		Murphy Oil Corp.	85,316
1,800		Noble Corp.	88,308
4,600		Occidental Petroleum Corp.	260,774
1,200		Sunoco, Inc.	87,768
1,800	@	Transocean, Inc.	189,162
3,050		Valero Energy Corp.	208,956
800		XTO Energy, Inc.	43,488
			7,581,690
		Oil & Gas Services: 0.5%
5,950		Halliburton Co.	205,811
1,400	@	National Oilwell Varco, Inc.	179,200
6,500		Schlumberger Ltd.	627,250
			1,012,261
		Packaging & Containers: 0.1%
2,350		Ball Corp.	123,093
1,500		Bemis Co.	44,805
3,800	@	Pactiv Corp.	111,150
			279,048
		Pharmaceuticals: 2.0%
1,900		Abbott Laboratories	98,629
1,600		Allergan, Inc.	96,016
1,780		AmerisourceBergen Corp.	85,173
11,600		Bristol-Myers Squibb Co.	338,140
2,500		Cardinal Health, Inc.	170,950
4,200		Eli Lilly & Co.	240,870
1,420	@	Express Scripts, Inc.	77,745
2,500	@	Forest Laboratories, Inc.	94,075
4,900	@	Gilead Sciences, Inc.	178,213
3,550	@	King Pharmaceuticals, Inc.	53,357
1,400	@	Medco Health Solutions, Inc.	119,630
12,950		Merck & Co., Inc.	649,702
2,800		Mylan Laboratories	42,280
37,900		Pfizer, Inc.	941,436
17,250		Schering-Plough Corp.	517,845
1,600	@	Watson Pharmaceuticals, Inc.	47,712
6,600		Wyeth	305,580
			4,057,353
		Pipelines: 0.1%
1,800		Questar Corp.	89,946
4,600		Spectra Energy Corp.	106,950
3,350		Williams Cos., Inc.	103,850
			300,746
		Retail: 1.7%
600	@	Autozone, Inc.	72,774
1,200	@	Bed Bath & Beyond, Inc.	41,568
2,165		Best Buy Co., Inc.	95,152
3,600	@	Big Lots, Inc.	107,172
3,250		Costco Wholesale Corp.	200,688
6,976		CVS Caremark Corp.	263,832
1,350		Darden Restaurants, Inc.	56,160
4,450		Family Dollar Stores, Inc.	130,296
5,850		Gap, Inc.	109,746
1,240		Home Depot, Inc.	47,504
1,650		JC Penney Co., Inc.	113,454
2,000	@	Kohl’s Corp.	118,600
7,600		Lowe’s Cos., Inc.	236,056
3,212		Macy’s, Inc.	101,885
7,750		McDonald’s Corp.	381,688
1,900		Nordstrom, Inc.	91,390
2,100		RadioShack Corp.	49,917
490	@	Sears Holding Corp.	70,344
2,050		Staples, Inc.	48,688
3,700	@	Starbucks Corp.	101,935
3,350		Target Corp.	220,866
3,350		TJX Cos., Inc.	102,142
13,150		Wal-Mart Stores, Inc.	573,735
1,800		Wendy’s International, Inc.	59,202
3,200		Yum! Brands, Inc.	104,704
			3,499,498
		Savings & Loans: 0.2%
11,062		Washington Mutual, Inc.	406,197
			406,197

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 1.0%
3,500		Altera Corp.	$83,335
1,850		Analog Devices, Inc.	68,228
4,950		Applied Materials, Inc.	105,732
2,500	@	Broadcom Corp.	86,250
32,830		Intel Corp.	845,373
2,000		KLA-Tencor Corp.	114,940
2,500		Maxim Integrated Products	75,025
1,400	@	MEMC Electronic Materials, Inc.	85,988
3,300		National Semiconductor Corp.	86,856
1,900	@	Novellus Systems, Inc.	52,003
2,200	@	Nvidia Corp.	112,552
2,900	@	Teradyne, Inc.	43,181
6,100		Texas Instruments, Inc.	208,864
2,100		Xilinx, Inc.	53,697
			2,022,024
		Software: 1.4%
1,290	@	Adobe Systems, Inc.	55,148
2,120	@	Autodesk, Inc.	98,198
2,550		Automatic Data Processing, Inc.	116,637
2,850	@	BMC Software, Inc.	87,267
11,950		CA, Inc.	301,021
1,600	@	Citrix Systems, Inc.	58,160
3,817		First Data Corp.	126,801
1,300	@	Fiserv, Inc.	60,476
2,900	@	Intuit, Inc.	79,199
45,100		Microsoft Corp.	1,295,723
6,000	@	Novell, Inc.	44,640
20,020	@	Oracle Corp.	406,006
1,850		Paychex, Inc.	82,196
			2,811,472
		Telecommunications: 2.4%
1,800		Alltel Corp.	122,868
32,652		AT&T, Inc.	1,301,835
3,500	@	Avaya, Inc.	58,905
3,200		CenturyTel, Inc.	153,536
35,250	@	Cisco Systems, Inc.	1,125,180
3,400		Citizens Communications Co.	49,334
8,350		Corning, Inc.	195,140
3,275		Embarq Corp.	204,426
3,500	@	Juniper Networks, Inc.	115,220
13,490		Motorola, Inc.	228,656
11,550		Qualcomm, Inc.	460,730
10,500	@	Qwest Communications International, Inc.	93,975
15,900		Sprint Nextel Corp.	300,828
4,400	@	Tellabs, Inc.	46,420
14,000		Verizon Communications, Inc.	586,320
			5,043,373
		Toys/Games/Hobbies: 0.1%
2,100		Hasbro, Inc.	59,241
3,700		Mattel, Inc.	80,031
			139,272
		Transportation: 0.4%
900		CH Robinson Worldwide, Inc.	44,136
1,980		CSX Corp.	81,180
900		FedEx Corp.	98,712
6,600		Norfolk Southern Corp.	337,986
1,550		Union Pacific Corp.	172,934
1,200		United Parcel Service, Inc. - Class B	91,032
			825,980
		Total Common Stock
		(Cost $70,911,050)	74,761,358
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Apartments: 0.1%
1,000		Apartment Investment & Management Co.	44,700
1,370		Archstone-Smith Trust	80,556
			125,256
		Diversified: 0.0%
500		Vornado Realty Trust	53,295
			53,295
		Hotels: 0.0%
2,700		Host Hotels & Resorts, Inc.	60,183
			60,183
		Warehouse/Industrial: 0.1%
2,000		Prologis	120,320
			120,320
		Total Real Estate Investment Trusts
		(Cost $390,611)	359,054

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.5%
		Federal National Mortgage Corporation: 31.1%
$66,500,000	Z	4.770%, due 04/22/08	$64,539,048
			64,539,048
		Other U.S. Agency Obligations: 23.4%
50,000,000	Z	Federal Agricultural Mortgage Corp., 4.770%, due 04/22/08	48,525,600
			48,525,600
		Total U.S. Government Agency Obligations
		(Cost $114,116,107)	113,064,648
U.S. TREASURY OBLIGATIONS: 8.8%
		U.S. Treasury STRIP: 8.8%
18,527,000	^^, Z	4.140%, due 02/15/08	18,176,117

		Total U.S. Treasury Obligations
		(Cost $18,137,188)	18,176,117

		Total Long-Term Investments (Cost $203,554,956)	206,361,177

Shares			Value
SHORT-TERM INVESTMENTS: 0.8%
		Mutual Fund: 0.7%
1,500,000	**	ING Institutional Prime Money Market Fund	$1,500,000

		Total Mutual Fund (Cost $1,500,000)	1,500,000

Principal Amount				Value
		Repurchase Agreement: 0.1%
$158,000		Goldman Sachs Repurchase Agreement dated 08/31/07, 5.200%, due 09/04/07, $158,091 to be received upon repurchase (Collateralized by $162,000 U.S. Treasury, Discount Note, Market Value $161,799, due 09/13/07)		$158,000

		Total Repurchase Agreement (Cost $158,000)		158,000

		Total Short-Term Investments (Cost $1,658,000)		1,658,000

		Total Investments in Securities (Cost $205,212,956)*	100.3%	$208,019,177
		Other Assets and Liabilities - Net	(0.3)	(587,837)
		Net Assets	100.0%	$207,431,340

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^^	Principal Only (PO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $205,963,173.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,413,484
		Gross Unrealized Depreciation		(3,357,480)
		Net Unrealized Appreciation		$2,056,004

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 34.3%
		Advertising: 0.1%
2,700		Omnicom Group	$137,511
			137,511
		Aerospace/Defense: 1.1%
1,900		Boeing Co.	183,730
1,500		General Dynamics Corp.	117,840
400		Goodrich Corp.	25,264
550		L-3 Communications Holdings, Inc.	54,181
2,670		Lockheed Martin Corp.	264,704
1,365		Northrop Grumman Corp.	107,617
1,870		Raytheon Co.	114,706
2,950		United Technologies Corp.	220,159
			1,088,201
		Agriculture: 0.6%
5,450		Altria Group, Inc.	378,285
1,750		Archer-Daniels-Midland Co.	58,975
640		Reynolds American, Inc.	42,317
2,100		UST, Inc.	103,488
			583,065
		Apparel: 0.3%
2,810	@	Coach, Inc.	125,129
2,160		Nike, Inc.	121,694
700		Polo Ralph Lauren Corp.	52,878
			299,701
		Auto Manufacturers: 0.2%
10,700		Ford Motor Co.	83,567
1,400		General Motors Corp.	43,036
1,000		Paccar, Inc.	85,550
			212,153
		Auto Parts & Equipment: 0.0%
200		Johnson Controls, Inc.	22,620
3		Wabco Holdings, Inc.	136
			22,756
		Banks: 2.1%
12,071		Bank of America Corp.	611,758
2,855		Bank of New York Mellon Corp.	115,428
1,334		BB&T Corp.	53,000
1,003		Capital One Financial Corp.	64,854
1,750		Comerica, Inc.	97,615
1,200		Fifth Third Bancorp.	42,828
2,250		Huntington Bancshares, Inc.	38,723
1,750		Keycorp.	58,275
1,000		Marshall & Ilsley Corp.	43,710
1,570		National City Corp.	42,249
400		Northern Trust Corp.	24,584
500		PNC Financial Services Group, Inc.	35,185
3,517		Regions Financial Corp.	110,082
1,000		State Street Corp.	61,360
1,050		SunTrust Banks, Inc.	82,688
1,250		US Bancorp.	40,438
5,514		Wachovia Corp.	270,076
9,500		Wells Fargo & Co.	347,130
			2,139,983
		Beverages: 0.7%
1,750		Anheuser-Busch Cos., Inc.	86,450
4,650		Coca-Cola Co.	250,077
1,800		Pepsi Bottling Group, Inc.	62,262
4,470		PepsiCo, Inc.	304,094
			702,883
		Biotechnology: 0.4%
2,700	@	Amgen, Inc.	135,297
1,400	@	Biogen Idec, Inc.	89,348
1,310	@	Celgene Corp.	84,115
1,000	@	Genzyme Corp.	62,410
			371,170
		Building Materials: 0.1%
900		American Standard Cos., Inc.	33,147
2,750		Masco Corp.	71,555
			104,702
		Chemicals: 0.6%
300		Air Products & Chemicals, Inc.	27,003
600		Ashland, Inc.	35,874
2,250		Dow Chemical Co.	95,918
600		Ecolab, Inc.	24,996
2,000		EI DuPont de Nemours & Co.	97,500
600		International Flavors & Fragrances, Inc.	30,138
1,320		Monsanto Co.	92,057
1,000		PPG Industries, Inc.	73,350

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
400		Praxair, Inc.	$30,264
400		Sherwin-Williams Co.	27,604
1,000		Sigma-Aldrich Corp.	44,800
			579,504
		Commercial Services: 0.3%
400	@	Apollo Group, Inc. - Class A	23,468
1,400	@	Convergys Corp.	23,450
650		Equifax, Inc.	25,038
980		McKesson Corp.	56,066
700		Moody’s Corp.	32,095
500		Robert Half International, Inc.	15,970
1,300		RR Donnelley & Sons Co.	46,566
2,649		Western Union Co.	49,881
			272,534
		Computers: 1.7%
300	@	Affiliated Computer Services, Inc.	15,009
2,200	@	Apple, Inc.	304,656
1,150	@	Computer Sciences Corp.	64,343
10,250	@	Dell, Inc.	289,563
2,150		Electronic Data Systems Corp.	49,214
6,100	@	EMC Corp.	119,926
7,600		Hewlett-Packard Co.	375,060
3,400		International Business Machines Corp.	396,746
450	@	Lexmark International, Inc.	16,767
400	@	NCR Corp.	19,908
1,650	@	Network Appliance, Inc.	45,969
800	@	Sandisk Corp.	44,848
9,500		Sun Microsystems, Inc.	50,920
			1,792,929
		Cosmetics/Personal Care: 0.6%
1,350		Colgate-Palmolive Co.	89,532
500		Estee Lauder Cos., Inc.	20,795
7,983		Procter & Gamble Co.	521,370
			631,697
		Distribution/Wholesale: 0.0%
400		Genuine Parts Co.	19,872
350		WW Grainger, Inc.	32,064
			51,936
		Diversified Financial Services: 2.6%
3,200		American Express Co.	187,584
840		Ameriprise Financial, Inc.	51,248
350		Bear Stearns Cos., Inc.	38,031
3,200		Charles Schwab Corp.	63,360
900		CIT Group, Inc.	33,813
12,600		Citigroup, Inc.	590,688
110		Cme Group, Inc.	61,028
1,798		Countrywide Financial Corp.	35,690
1,800	@	Discover Financial Services	41,652
1,100	@	E*Trade Financial Corp.	17,138
2,250		Fannie Mae	147,623
350		Franklin Resources, Inc.	46,120
500		Freddie Mac	30,805
1,200		Goldman Sachs Group, Inc.	211,212
1,000		Janus Capital Group, Inc.	26,590
9,800		JP Morgan Chase & Co.	436,296
300		Legg Mason, Inc.	26,046
1,920		Lehman Brothers Holdings, Inc.	105,274
3,100		Merrill Lynch & Co., Inc.	228,470
2,900		Morgan Stanley	180,873
1,000		SLM Corp.	50,280
			2,609,821
		Electric: 1.1%
1,050		American Electric Power Co., Inc.	46,704
750		Constellation Energy Group, Inc.	62,205
900		Dominion Resources, Inc.	76,662
1,300		DTE Energy Co.	62,153
2,000		Duke Energy Corp.	36,680
2,400	@	Dynegy, Inc. - Class A	19,416
3,920		Edison International	206,623
1,200		Entergy Corp.	124,344
1,400		FirstEnergy Corp.	86,016
1,600		FPL Group, Inc.	94,144
1,100		PG&E Corp.	48,950
1,300		PPL Corp.	62,738
500		Progress Energy, Inc.	22,940
1,050		Public Service Enterprise Group, Inc.	89,240
2,500		TECO Energy, Inc.	39,600
1,460		TXU Corp.	98,404
			1,176,819
		Electrical Components & Equipment: 0.1%
1,900		Emerson Electric Co.	93,537
			93,537
		Electronics: 0.2%
1,300	@	Agilent Technologies, Inc.	47,320

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
1,000		Tektronix, Inc.	$32,150
1,000	@	Thermo Electron Corp.	54,230
1,600	@	Tyco Electronics Ltd.	55,792
450	@	Waters Corp.	27,707
			217,199
		Engineering & Construction: 0.0%
200		Fluor Corp.	25,430
			25,430
		Entertainment: 0.0%
1,150		International Game Technology	43,896
			43,896
		Environmental Control: 0.1%
1,700	@	Allied Waste Industries, Inc.	21,709
2,600		Waste Management, Inc.	97,942
			119,651
		Food: 0.6%
1,250		Campbell Soup Co.	47,188
600	@	Dean Foods Co.	16,116
1,700		General Mills, Inc.	94,996
400		Hershey Co.	18,600
3,900		HJ Heinz Co.	175,851
1,000		Kellogg Co.	54,930
832		Kraft Foods, Inc.	26,674
2,750		Kroger Co.	73,095
1,250		Safeway, Inc.	39,663
400		Whole Foods Market, Inc.	17,704
400		WM Wrigley Jr. Co.	23,300
			588,117
		Forest Products & Paper: 0.1%
1,800		International Paper Co.	63,198
400		Temple-Inland, Inc.	22,032
600		Weyerhaeuser Co.	40,902
			126,132
		Gas: 0.0%
800		Sempra Energy	44,024
			44,024
		Hand/Machine Tools: 0.1%
390		Black & Decker Corp.	33,833
800		Snap-On, Inc.	39,184
550		Stanley Works	31,207
			104,224
		Healthcare - Products: 1.0%
1,800		Baxter International, Inc.	98,568
490		Becton Dickinson & Co.	37,701
1,600	@, @@	Covidien Ltd.	63,728
400		CR Bard, Inc.	33,356
7,650		Johnson & Johnson	472,694
2,600		Medtronic, Inc.	137,384
800	@	St. Jude Medical, Inc.	34,856
700		Stryker Corp.	46,760
400	@	Varian Medical Systems, Inc.	16,156
700	@	Zimmer Holdings, Inc.	54,831
			996,034
		Healthcare - Services: 0.5%
1,350		Aetna, Inc.	68,729
725	@	Coventry Health Care, Inc.	41,593
660	@	Humana, Inc.	42,299
250	@	Laboratory Corp. of America Holdings	19,415
3,630		UnitedHealth Group, Inc.	181,536
1,450	@	WellPoint, Inc.	116,856
			470,428
		Home Builders: 0.1%
800		Centex Corp.	23,128
800		KB Home	24,272
500		Lennar Corp.	14,135
			61,535
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	22,678
200		Whirlpool Corp.	19,282
			41,960
		Household Products/Wares: 0.1%
300		Clorox Co.	17,940
1,650		Kimberly-Clark Corp.	113,339
			131,279
		Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	25,790
			25,790
		Insurance: 1.9%
1,330	@@	ACE Ltd.	76,821
1,100		Aflac, Inc.	58,641
3,500		Allstate Corp.	191,625
250		AMBAC Financial Group, Inc.	15,705
6,800		American International Group, Inc.	448,800
1,300		AON Corp.	56,316

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
600		Assurant, Inc.	$30,924
1,700		Chubb Corp.	86,921
980		Cigna Corp.	50,646
1,700		Genworth Financial, Inc.	49,266
950		Hartford Financial Services Group, Inc.	84,465
1,088		Lincoln National Corp.	66,237
1,050		Loews Corp.	49,361
500		MBIA, Inc.	30,000
2,240		Metlife, Inc.	143,472
350		MGIC Investment Corp.	10,556
1,050		Principal Financial Group, Inc.	58,265
2,500		Progressive Corp.	50,850
1,420		Prudential Financial, Inc.	127,488
400		Safeco Corp.	23,208
550		Torchmark Corp.	33,858
2,020		Travelers Cos., Inc.	102,091
900		UnumProvident Corp.	22,023
700	@@	XL Capital Ltd.	53,340
			1,920,879
		Internet: 0.6%
1,000	@	Amazon.com, Inc.	79,910
2,900	@	eBay, Inc.	98,890
600	@	Google, Inc. - Class A	309,150
900	@	IAC/InterActiveCorp.	25,011
5,250	@	Symantec Corp.	98,753
2,000	@	Yahoo!, Inc.	45,460
			657,174
		Iron/Steel: 0.1%
1,060		Nucor Corp.	56,074
520		United States Steel Corp.	49,130
			105,204
		Leisure Time: 0.2%
700		Brunswick Corp.	17,605
1,350		Carnival Corp.	61,547
1,600		Harley-Davidson, Inc.	86,064
			165,216
		Lodging: 0.1%
500		Harrah’s Entertainment, Inc.	42,885
1,000		Hilton Hotels Corp.	45,950
350		Starwood Hotels & Resorts Worldwide, Inc.	21,392
			110,227
		Machinery - Construction & Mining: 0.2%
1,800		Caterpillar, Inc.	136,386
400	@	Terex Corp.	31,952
			168,338
		Machinery - Diversified: 0.2%
500		Cummins, Inc.	59,210
700		Deere & Co.	95,242
400		Rockwell Automation, Inc.	28,184
			182,636
		Media: 0.8%
2,725		CBS Corp. - Class B	85,865
1,300		Clear Channel Communications, Inc.	48,438
1,600	@	Comcast Corp. - Class A	41,744
7,700	@	DIRECTV Group, Inc.	179,641
900		Gannett Co., Inc.	42,300
1,090		McGraw-Hill Cos., Inc.	55,001
5,850		News Corp. - Class A	118,346
1,600		Time Warner, Inc.	30,368
1,700	@	Viacom - Class B	67,082
5,700		Walt Disney Co.	191,520
			860,305
		Mining: 0.1%
600		Alcoa, Inc.	21,918
1,431		Freeport-McMoRan Copper & Gold, Inc.	125,098
			147,016
		Miscellaneous Manufacturing: 1.7%
2,050		3M Co.	186,530
400		Cooper Industries Ltd.	20,468
750		Danaher Corp.	58,245
2,800		Eastman Kodak Co.	74,676
700		Eaton Corp.	65,954
22,550		General Electric Co.	876,519
2,200		Honeywell International, Inc.	123,530
1,500		Illinois Tool Works, Inc.	87,255
1,000		ITT Corp.	67,990
500		Pall Corp.	19,065
600		Parker Hannifin Corp.	64,482
600		Textron, Inc.	35,004
1,400	@@	Tyco International Ltd.	61,824
			1,741,542
		Office/Business Equipment: 0.1%
400		Pitney Bowes, Inc.	17,868
2,800	@	Xerox Corp.	47,964
			65,832

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas: 3.4%
1,500		Anadarko Petroleum Corp.	$73,470
1,100		Chesapeake Energy Corp.	35,486
7,671		Chevron Corp.	673,207
5,232		ConocoPhillips	428,448
1,400		Devon Energy Corp.	105,434
600		ENSCO International, Inc.	32,532
16,800		ExxonMobil Corp.	1,440,264
900		Hess Corp.	55,233
2,800		Marathon Oil Corp.	150,892
600		Murphy Oil Corp.	36,564
600		Noble Corp.	29,436
2,500		Occidental Petroleum Corp.	141,725
600		Sunoco, Inc.	43,884
700	@	Transocean, Inc.	73,563
1,600		Valero Energy Corp.	109,616
300		XTO Energy, Inc.	16,308
			3,446,062
		Oil & Gas Services: 0.5%
2,950		Halliburton Co.	102,041
700	@	National Oilwell Varco, Inc.	89,600
3,000		Schlumberger Ltd.	289,500
			481,141
		Packaging & Containers: 0.1%
1,100		Ball Corp.	57,618
700		Bemis Co.	20,909
1,400	@	Pactiv Corp.	40,950
			119,477
		Pharmaceuticals: 1.9%
900		Abbott Laboratories	46,719
700		Allergan, Inc.	42,007
920		AmerisourceBergen Corp.	44,022
5,400		Bristol-Myers Squibb Co.	157,410
1,000		Cardinal Health, Inc.	68,380
2,200		Eli Lilly & Co.	126,170
720	@	Express Scripts, Inc.	39,420
1,350	@	Forest Laboratories, Inc.	50,801
2,300	@	Gilead Sciences, Inc.	83,651
1,710	@	King Pharmaceuticals, Inc.	25,701
800	@	Medco Health Solutions, Inc.	68,360
5,800		Merck & Co., Inc.	290,986
1,300		Mylan Laboratories	19,630
17,100		Pfizer, Inc.	424,764
7,700		Schering-Plough Corp.	231,154
800	@	Watson Pharmaceuticals, Inc.	23,856
3,300		Wyeth	152,790
			1,895,821
		Pipelines: 0.1%
700		Questar Corp.	34,979
2,500		Spectra Energy Corp.	58,125
1,650		Williams Cos., Inc.	51,150
			144,254
		Retail: 1.7%
300	@	Autozone, Inc.	36,387
600	@	Bed Bath & Beyond, Inc.	20,784
1,140		Best Buy Co., Inc.	50,103
1,500	@	Big Lots, Inc.	44,655
1,600		Costco Wholesale Corp.	98,800
3,504		CVS Caremark Corp.	132,521
650		Darden Restaurants, Inc.	27,040
2,050		Family Dollar Stores, Inc.	60,024
2,800		Gap, Inc.	52,528
570		Home Depot, Inc.	21,837
900		JC Penney Co., Inc.	61,884
950	@	Kohl’s Corp.	56,335
3,900		Lowe’s Cos., Inc.	121,134
1,772		Macy’s, Inc.	56,208
3,550		McDonald’s Corp.	174,838
900		Nordstrom, Inc.	43,290
1,000		RadioShack Corp.	23,770
230	@	Sears Holding Corp.	33,019
825		Staples, Inc.	19,594
2,250	@	Starbucks Corp.	61,988
1,450		Target Corp.	95,599
1,600		TJX Cos., Inc.	48,784
6,150		Wal-Mart Stores, Inc.	268,325
900		Wendy’s International, Inc.	29,601
1,800		Yum! Brands, Inc.	58,896
			1,697,944
		Savings & Loans: 0.2%
4,891		Washington Mutual, Inc.	179,598
			179,598

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 0.9%
1,200		Altera Corp.	$28,572
850		Analog Devices, Inc.	31,348
2,650		Applied Materials, Inc.	56,604
700	@	Broadcom Corp.	24,150
15,200		Intel Corp.	391,400
1,000		KLA-Tencor Corp.	57,470
1,350		Maxim Integrated Products	40,514
700	@	MEMC Electronic Materials, Inc.	42,994
1,400		National Semiconductor Corp.	36,848
900	@	Novellus Systems, Inc.	24,633
1,100	@	Nvidia Corp.	56,276
1,400	@	Teradyne, Inc.	20,846
3,000		Texas Instruments, Inc.	102,720
1,000		Xilinx, Inc.	25,570
			939,945
		Software: 1.3%
570	@	Adobe Systems, Inc.	24,368
1,180	@	Autodesk, Inc.	54,658
1,400		Automatic Data Processing, Inc.	64,036
1,350	@	BMC Software, Inc.	41,337
5,450		CA, Inc.	137,286
800	@	Citrix Systems, Inc.	29,080
2,049		First Data Corp.	68,068
500	@	Fiserv, Inc.	23,260
1,200	@	Intuit, Inc.	32,772
20,600		Microsoft Corp.	591,838
2,900	@	Novell, Inc.	21,576
9,280	@	Oracle Corp.	188,198
900		Paychex, Inc.	39,987
			1,316,464
		Telecommunications: 2.3%
1,000		Alltel Corp.	68,260
14,701		AT&T, Inc.	586,129
1,650	@	Avaya, Inc.	27,770
1,500		CenturyTel, Inc.	71,970
15,900	@	Cisco Systems, Inc.	507,528
1,600		Citizens Communications Co.	23,216
4,200		Corning, Inc.	98,154
1,448		Embarq Corp.	90,384
1,900	@	Juniper Networks, Inc.	62,548
5,820		Motorola, Inc.	98,649
5,250		Qualcomm, Inc.	209,423
5,200	@	Qwest Communications International, Inc.	46,540
7,168		Sprint Nextel Corp.	135,619
2,100	@	Tellabs, Inc.	22,155
6,450		Verizon Communications, Inc.	270,126
			2,318,471
		Toys/Games/Hobbies: 0.1%
1,000		Hasbro, Inc.	28,210
1,700		Mattel, Inc.	36,771
			64,981
		Transportation: 0.4%
400		CH Robinson Worldwide, Inc.	19,616
1,060		CSX Corp.	43,460
400		FedEx Corp.	43,872
2,950		Norfolk Southern Corp.	151,046
800		Union Pacific Corp.	89,256
600		United Parcel Service, Inc. - Class B	45,516
			392,766
		Total Common Stock
		(Cost $33,350,326)	34,987,894
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Apartments: 0.1%
350		Apartment Investment & Management Co.	15,645
550		Archstone-Smith Trust	32,340
			47,985
		Diversified: 0.0%
300		Vornado Realty Trust	31,977
			31,977
		Hotels: 0.0%
1,300		Host Hotels & Resorts, Inc.	28,977
			28,977
		Warehouse/Industrial: 0.1%
900		Prologis	54,144
			54,144
		Total Real Estate Investment Trusts
		(Cost $176,871)	163,083

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 56.2%
		Federal Home Loan Mortgage Corporation: 40.1%
$42,500,000	Z	4.780%, due 06/26/08	$40,903,318
			40,903,318
		Federal National Mortgage Corporation: 16.1%
17,000,000	^^, Z	4.730%, due 05/15/08	16,442,570
			16,442,570
		Total U.S. Government Agency Obligations
		(Cost $58,290,333)	57,345,888

U.S. TREASURY OBLIGATIONS: 9.1%
		U.S. Treasury STRIP: 9.1%
9,510,000	^^, Z	4.540%, due 05/15/08	9,217,063

		Total U.S. Treasury Obligations
		(Cost $9,203,707)	9,217,063

		Total Long-Term Investments
		(Cost $101,021,237)	101,713,928

Shares			Value
SHORT-TERM INVESTMENTS: 0.5%
400,000	**	Mutual Fund: 0.4%
		ING Institutional Prime Money Market Fund	$400,000
		Total Mutual Fund
		(Cost $400,000)	400,000

Principal Amount			Value
	Repurchase Agreement: 0.1%
$139,000	Goldman Sachs Repurchase Agreement dated 08/31/07, 5.200%, due 09/04/07, $139,080 to be received upon repurchase (Collateralized by $142,000 U.S. Treasury, Discount Note, Market Value $141,824, due 09/13/07)		$139,000
	Total Repurchase Agreement
	(Cost $139,000)		139,000
	Total Short-Term Investments
	(Cost $539,000)		539,000
	Total Investments in Securities
	(Cost $101,560,237)*	100.3%	$102,252,928
	Other Assets and Liabilities - Net	(0.3)	(272,057)
	Net Assets	100.0%	$101,980,871

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $101,917,506.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,394,275
	Gross Unrealized Depreciation	(2,058,853)
	Net Unrealized Appreciation	$335,422

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 38.5%
		Advertising: 0.2%
1,840		Omnicom Group	$93,711
			93,711
		Aerospace/Defense: 1.1%
1,120		Boeing Co.	108,304
930		General Dynamics Corp.	73,061
300		Goodrich Corp.	18,948
350		L-3 Communications Holdings, Inc.	34,479
1,790		Lockheed Martin Corp.	177,461
747		Northrop Grumman Corp.	58,893
1,104		Raytheon Co.	67,719
2,150		United Technologies Corp.	160,455
			699,320
		Agriculture: 0.6%
3,640		Altria Group, Inc.	252,652
1,000		Archer-Daniels-Midland Co.	33,700
340		Reynolds American, Inc.	22,481
1,550		UST, Inc.	76,384
			385,217
		Apparel: 0.3%
1,910	@	Coach, Inc.	85,052
1,540		Nike, Inc.	86,764
500		Polo Ralph Lauren Corp.	37,770
			209,586
		Auto Manufacturers: 0.2%
6,180		Ford Motor Co.	48,266
1,200		General Motors Corp.	36,888
575		Paccar, Inc.	49,191
			134,345
		Auto Parts & Equipment: 0.0%
220		Johnson Controls, Inc.	24,882
			24,882
		Banks: 2.3%
8,333		Bank of America Corp.	422,316
1,778		Bank of New York Mellon Corp.	71,885
971		BB&T Corp.	38,578
879		Capital One Financial Corp.	56,836
1,140		Comerica, Inc.	63,589
800		Fifth Third Bancorp.	28,552
1,430		Huntington Bancshares, Inc.	24,610
1,450		Keycorp.	48,285
600		Marshall & Ilsley Corp.	26,226
1,180		National City Corp.	31,754
300		Northern Trust Corp.	18,438
360		PNC Financial Services Group, Inc.	25,333
2,301		Regions Financial Corp.	72,021
850		State Street Corp.	52,156
570		SunTrust Banks, Inc.	44,888
990		US Bancorp.	32,027
3,769		Wachovia Corp.	184,606
6,320		Wells Fargo & Co.	230,933
			1,473,033
		Beverages: 0.8%
1,310		Anheuser-Busch Cos., Inc.	64,714
2,940		Coca-Cola Co.	158,113
1,470		Pepsi Bottling Group, Inc.	50,847
3,010		PepsiCo, Inc.	204,770
			478,444
		Biotechnology: 0.4%
1,770	@	Amgen, Inc.	88,695
950	@	Biogen Idec, Inc.	60,629
750	@	Celgene Corp.	48,158
850	@	Genzyme Corp.	53,049
			250,531
		Building Materials: 0.1%
700		American Standard Cos., Inc.	25,781
1,820		Masco Corp.	47,356
			73,137
		Chemicals: 0.7%
250		Air Products & Chemicals, Inc.	22,503
400		Ashland, Inc.	23,916
1,530		Dow Chemical Co.	65,224
500		Ecolab, Inc.	20,830
1,500		EI DuPont de Nemours & Co.	73,125
370		International Flavors & Fragrances, Inc.	18,585

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
1,000		Monsanto Co.	$69,740
600		PPG Industries, Inc.	44,010
300		Praxair, Inc.	22,698
350		Sherwin-Williams Co.	24,154
900		Sigma-Aldrich Corp.	40,320
			425,105
		Commercial Services: 0.3%
350	@	Apollo Group, Inc. - Class A	20,535
1,000	@	Convergys Corp.	16,750
420		Equifax, Inc.	16,178
890		McKesson Corp.	50,917
510		Moody’s Corp.	23,384
350		Robert Half International, Inc.	11,179
800		RR Donnelley & Sons Co.	28,656
1,897		Western Union Co.	35,721
			203,320
		Computers: 2.0%
200	@	Affiliated Computer Services, Inc.	10,006
1,600	@	Apple, Inc.	221,568
1,000	@	Computer Sciences Corp.	55,950
7,150	@	Dell, Inc.	201,988
1,350		Electronic Data Systems Corp.	30,902
3,690	@	EMC Corp.	72,545
5,160		Hewlett-Packard Co.	254,646
2,300		International Business Machines Corp.	268,387
380	@	Lexmark International, Inc.	14,159
350	@	NCR Corp.	17,420
1,510	@	Network Appliance, Inc.	42,069
650	@	Sandisk Corp.	36,439
6,750		Sun Microsystems, Inc.	36,180
			1,262,259
		Cosmetics/Personal Care: 0.7%
990		Colgate-Palmolive Co.	65,657
450		Estee Lauder Cos., Inc.	18,716
5,579		Procter & Gamble Co.	364,364
			448,737
		Distribution/Wholesale: 0.1%
300		Genuine Parts Co.	14,904
250		WW Grainger, Inc.	22,903
			37,807
		Diversified Financial Services: 2.9%
2,280		American Express Co.	133,654
796		Ameriprise Financial, Inc.	48,564
280		Bear Stearns Cos., Inc.	30,425
1,900		Charles Schwab Corp.	37,620
500		CIT Group, Inc.	18,785
8,690		Citigroup, Inc.	407,387
80		Cme Group, Inc.	44,384
1,210		Countrywide Financial Corp.	24,019
1,240	@	Discover Financial Services	28,694
1,000	@	E*Trade Financial Corp.	15,580
1,450		Fannie Mae	95,135
320		Franklin Resources, Inc.	42,166
350		Freddie Mac	21,564
920		Goldman Sachs Group, Inc.	161,929
650		Janus Capital Group, Inc.	17,284
6,650		JP Morgan Chase & Co.	296,058
300		Legg Mason, Inc.	26,046
980		Lehman Brothers Holdings, Inc.	53,733
2,230		Merrill Lynch & Co., Inc.	164,351
2,080		Morgan Stanley	129,730
920		SLM Corp.	46,258
			1,843,366
		Electric: 1.3%
890		American Electric Power Co., Inc.	39,587
500		Constellation Energy Group, Inc.	41,470
500		Dominion Resources, Inc.	42,590
1,100		DTE Energy Co.	52,591
1,300		Duke Energy Corp.	23,842
1,700	@	Dynegy, Inc. - Class A	13,753
2,710		Edison International	142,844
800		Entergy Corp.	82,896
970		FirstEnergy Corp.	59,597
1,000		FPL Group, Inc.	58,840
740		PG&E Corp.	32,930
1,100		PPL Corp.	53,086
400		Progress Energy, Inc.	18,352
600		Public Service Enterprise Group, Inc.	50,994
1,800		TECO Energy, Inc.	28,512
930		TXU Corp.	62,682
			804,566

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.1%
1,040		Emerson Electric Co.	$51,199
			51,199
		Electronics: 0.3%
850	@	Agilent Technologies, Inc.	30,940
600		Tektronix, Inc.	19,290
1,020	@	Thermo Electron Corp.	55,315
950	@	Tyco Electronics Ltd.	33,127
300	@	Waters Corp.	18,471
			157,143
		Engineering & Construction: 0.0%
200		Fluor Corp.	25,430
			25,430
		Entertainment: 0.0%
750		International Game Technology	28,628
			28,628
		Environmental Control: 0.1%
1,200	@	Allied Waste Industries, Inc.	15,324
1,760		Waste Management, Inc.	66,299
			81,623
		Food: 0.7%
1,100		Campbell Soup Co.	41,525
400	@	Dean Foods Co.	10,744
1,050		General Mills, Inc.	58,674
300		Hershey Co.	13,950
2,700		HJ Heinz Co.	121,743
900		Kellogg Co.	49,437
680		Kraft Foods, Inc.	21,801
1,800		Kroger Co.	47,844
1,100		Safeway, Inc.	34,903
350		Whole Foods Market, Inc.	15,491
300		WM Wrigley Jr. Co.	17,475
			433,587
		Forest Products & Paper: 0.1%
1,000		International Paper Co.	35,110
350		Temple-Inland, Inc.	19,278
300		Weyerhaeuser Co.	20,451
			74,839
		Gas: 0.1%
770		Sempra Energy	42,373
			42,373
		Hand/Machine Tools: 0.1%
360		Black & Decker Corp.	31,230
390		Snap-On, Inc.	19,102
380		Stanley Works	21,561
			71,893
		Healthcare - Products: 1.0%
1,110		Baxter International, Inc.	60,784
330		Becton Dickinson & Co.	25,390
950	@, @@	Covidien Ltd.	37,839
300		CR Bard, Inc.	25,017
5,140		Johnson & Johnson	317,601
1,600		Medtronic, Inc.	84,544
500	@	St. Jude Medical, Inc.	21,785
600		Stryker Corp.	40,080
300	@	Varian Medical Systems, Inc.	12,117
350	@	Zimmer Holdings, Inc.	27,416
			652,573
		Healthcare - Services: 0.6%
1,090		Aetna, Inc.	55,492
825	@	Coventry Health Care, Inc.	47,330
470	@	Humana, Inc.	30,122
200	@	Laboratory Corp. of America Holdings	15,532
2,400		UnitedHealth Group, Inc.	120,024
990	@	WellPoint, Inc.	79,784
			348,284
		Home Builders: 0.1%
500		Centex Corp.	14,455
600		KB Home	18,204
500		Lennar Corp.	14,135
			46,794
		Home Furnishings: 0.0%
100		Harman International Industries, Inc.	11,339
200		Whirlpool Corp.	19,282
			30,621
		Household Products/Wares: 0.2%
200		Clorox Co.	11,960
1,250		Kimberly-Clark Corp.	85,863
			97,823
		Housewares: 0.0%
700		Newell Rubbermaid, Inc.	18,053
			18,053

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 2.2%
1,090	@@	ACE Ltd.	$62,958
1,070		Aflac, Inc.	57,042
2,430		Allstate Corp.	133,043
220		AMBAC Financial Group, Inc.	13,820
4,620		American International Group, Inc.	304,920
750		AON Corp.	32,490
400		Assurant, Inc.	20,616
1,310		Chubb Corp.	66,980
870		Cigna Corp.	44,962
1,500		Genworth Financial, Inc.	43,470
750		Hartford Financial Services Group, Inc.	66,683
882		Lincoln National Corp.	53,696
810		Loews Corp.	38,078
520		MBIA, Inc.	31,200
1,620		Metlife, Inc.	103,761
270		MGIC Investment Corp.	8,143
1,060		Principal Financial Group, Inc.	58,819
1,790		Progressive Corp.	36,409
890		Prudential Financial, Inc.	79,904
310		Safeco Corp.	17,986
280		Torchmark Corp.	17,237
1,060		Travelers Cos., Inc.	53,572
600		UnumProvident Corp.	14,682
500	@@	XL Capital Ltd.	38,100
			1,398,571
		Internet: 0.7%
750	@	Amazon.com, Inc.	59,933
1,910	@	eBay, Inc.	65,131
350	@	Google, Inc. - Class A	180,338
600	@	IAC/InterActiveCorp.	16,674
3,617	@	Symantec Corp.	68,036
1,600	@	Yahoo!, Inc.	36,368
			426,480
		Iron/Steel: 0.1%
990		Nucor Corp.	52,371
360		United States Steel Corp.	34,013
			86,384
		Leisure Time: 0.2%
500		Brunswick Corp.	12,575
1,100		Carnival Corp.	50,149
970		Harley-Davidson, Inc.	52,176
			114,900
		Lodging: 0.1%
300		Harrah’s Entertainment, Inc.	25,731
900		Hilton Hotels Corp.	41,355
300		Starwood Hotels & Resorts Worldwide, Inc.	18,336
			85,422
		Machinery - Construction & Mining: 0.2%
1,050		Caterpillar, Inc.	79,559
300	@	Terex Corp.	23,964
			103,523
		Machinery - Diversified: 0.2%
340		Cummins, Inc.	40,263
450		Deere & Co.	61,227
320		Rockwell Automation, Inc.	22,547
			124,037
		Media: 1.0%
2,200		CBS Corp. - Class B	69,322
1,000		Clear Channel Communications, Inc.	37,260
1,225	@	Comcast Corp. — Class A	31,960
5,400	@	DIRECTV Group, Inc.	125,982
600		Gannett Co., Inc.	28,200
800		McGraw-Hill Cos., Inc.	40,368
3,600		News Corp. - Class A	72,828
1,300		Time Warner, Inc.	24,674
1,000	@	Viacom - Class B	39,460
4,090		Walt Disney Co.	137,424
			607,478
		Mining: 0.1%
400		Alcoa, Inc.	14,612
698		Freeport-McMoRan Copper & Gold, Inc.	61,019
			75,631
		Miscellaneous Manufacturing: 1.8%
1,350		3M Co.	122,837
280		Cooper Industries Ltd.	14,328
450		Danaher Corp.	34,947
1,850		Eastman Kodak Co.	49,340
650		Eaton Corp.	61,243
14,050		General Electric Co.	546,124
1,430		Honeywell International, Inc.	80,295
1,100		Illinois Tool Works, Inc.	63,987
590		ITT Corp.	40,114

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
400		Pall Corp.	$15,252
340		Parker Hannifin Corp.	36,540
400		Textron, Inc.	23,336
950	@@	Tyco International Ltd.	41,952
			1,130,295
		Office/Business Equipment: 0.1%
400		Pitney Bowes, Inc.	17,868
2,010	@	Xerox Corp.	34,431
			52,299
		Oil & Gas: 3.9%
1,120		Anadarko Petroleum Corp.	54,858
700		Chesapeake Energy Corp.	22,582
5,471		Chevron Corp.	480,135
3,574		ConocoPhillips	292,675
860		Devon Energy Corp.	64,767
600		ENSCO International, Inc.	32,532
11,600		ExxonMobil Corp.	994,468
700		Hess Corp.	42,959
2,100		Marathon Oil Corp.	113,169
700		Murphy Oil Corp.	42,658
600		Noble Corp.	29,436
1,560		Occidental Petroleum Corp.	88,436
300		Sunoco, Inc.	21,942
550	@	Transocean, Inc.	57,800
1,000		Valero Energy Corp.	68,510
250		XTO Energy, Inc.	13,590
			2,420,517
		Oil & Gas Services: 0.5%
1,850		Halliburton Co.	63,992
300	@	National Oilwell Varco, Inc.	38,400
2,100		Schlumberger Ltd.	202,650
			305,042
		Packaging & Containers: 0.2%
930		Ball Corp.	48,713
600		Bemis Co.	17,922
1,650	@	Pactiv Corp.	48,263
			114,898
		Pharmaceuticals: 2.0%
700		Abbott Laboratories	36,337
600		Allergan, Inc.	36,006
680		AmerisourceBergen Corp.	32,538
3,400		Bristol-Myers Squibb Co.	99,110
850		Cardinal Health, Inc.	58,123
1,400		Eli Lilly & Co.	80,290
620	@	Express Scripts, Inc.	33,945
870	@	Forest Laboratories, Inc.	32,738
1,600	@	Gilead Sciences, Inc.	58,192
1,190	@	King Pharmaceuticals, Inc.	17,886
300	@	Medco Health Solutions, Inc.	25,635
4,060		Merck & Co., Inc.	203,690
950		Mylan Laboratories	14,345
10,620		Pfizer, Inc.	263,801
5,500		Schering-Plough Corp.	165,110
500	@	Watson Pharmaceuticals, Inc.	14,910
2,200		Wyeth	101,860
			1,274,516
		Pipelines: 0.2%
600		Questar Corp.	29,982
1,800		Spectra Energy Corp.	41,850
970		Williams Cos., Inc.	30,070
			101,902
		Retail: 1.9%
300	@	Autozone, Inc.	36,387
400	@	Bed Bath & Beyond, Inc.	13,856
820		Best Buy Co., Inc.	36,039
1,200	@	Big Lots, Inc.	35,724
970		Costco Wholesale Corp.	59,898
2,286		CVS Caremark Corp.	86,457
390		Darden Restaurants, Inc.	16,224
1,850		Family Dollar Stores, Inc.	54,168
1,980		Gap, Inc.	37,145
390		Home Depot, Inc.	14,941
650		JC Penney Co., Inc.	44,694
750	@	Kohl’s Corp.	44,475
2,430		Lowe’s Cos., Inc.	75,476
1,198		Macy’s, Inc.	38,001
2,410		McDonald’s Corp.	118,693
530		Nordstrom, Inc.	25,493
700		RadioShack Corp.	16,639
200	@	Sears Holding Corp.	28,712
610		Staples, Inc.	14,488
1,720	@	Starbucks Corp.	47,386

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
900		Target Corp.	$59,337
1,480		TJX Cos., Inc.	45,125
4,140		Wal-Mart Stores, Inc.	180,628
500		Wendy’s International, Inc.	16,445
1,040		Yum! Brands, Inc.	34,029
			1,180,460
		Savings & Loans: 0.2%
3,442		Washington Mutual, Inc.	126,390
			126,390
		Semiconductors: 1.1%
1,220		Altera Corp.	29,048
470		Analog Devices, Inc.	17,334
2,100		Applied Materials, Inc.	44,856
700	@	Broadcom Corp.	24,150
10,280		Intel Corp.	264,710
700		KLA-Tencor Corp.	40,229
810		Maxim Integrated Products	24,308
600	@	MEMC Electronic Materials, Inc.	36,852
1,090		National Semiconductor Corp.	28,689
650	@	Novellus Systems, Inc.	17,791
800	@	Nvidia Corp.	40,928
1,000	@	Teradyne, Inc.	14,890
1,900		Texas Instruments, Inc.	65,056
650		Xilinx, Inc.	16,621
			665,462
		Software: 1.4%
410	@	Adobe Systems, Inc.	17,528
680	@	Autodesk, Inc.	31,498
1,010		Automatic Data Processing, Inc.	46,197
960	@	BMC Software, Inc.	29,395
3,770		CA, Inc.	94,966
400	@	Citrix Systems, Inc.	14,540
1,597		First Data Corp.	53,052
390	@	Fiserv, Inc.	18,143
960	@	Intuit, Inc.	26,218
14,050		Microsoft Corp.	403,657
2,000	@	Novell, Inc.	14,880
5,780	@	Oracle Corp.	117,218
570		Paychex, Inc.	25,325
			892,617
		Telecommunications: 2.5%
800		Alltel Corp.	54,608
10,185		AT&T, Inc.	406,076
1,250	@	Avaya, Inc.	21,038
940		CenturyTel, Inc.	45,101
11,000	@	Cisco Systems, Inc.	351,120
1,150		Citizens Communications Co.	16,687
2,500		Corning, Inc.	58,425
951		Embarq Corp.	59,361
1,300	@	Juniper Networks, Inc.	42,796
3,970		Motorola, Inc.	67,292
3,540		Qualcomm, Inc.	141,211
3,600	@	Qwest Communications International, Inc.	32,220
4,735		Sprint Nextel Corp.	89,586
1,500	@	Tellabs, Inc.	15,825
3,900		Verizon Communications, Inc.	163,332
			1,564,678
		Toys/Games/Hobbies: 0.1%
700		Hasbro, Inc.	19,747
1,150		Mattel, Inc.	24,875
			44,622
		Transportation: 0.4%
300		CH Robinson Worldwide, Inc.	14,712
680		CSX Corp.	27,880
310		FedEx Corp.	34,001
2,130		Norfolk Southern Corp.	109,055
550		Union Pacific Corp.	61,364
300		United Parcel Service, Inc. - Class B	22,758
			269,770
		Total Common Stock
		(Cost $23,266,859)	24,174,123

REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Apartments: 0.1%
200		Apartment Investment & Management Co.	8,940
360		Archstone-Smith Trust	21,168
			30,108
		Diversified: 0.0%
200		Vornado Realty Trust	21,318
			21,318

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2007 (Unaudited) (continued)

Shares		Value
	Hotels: 0.0%
900	Host Hotels & Resorts, Inc.	$20,061
		20,061
	Warehouse/Industrial: 0.1%
600	Prologis	36,096
		36,096
	Total Real Estate Investment Trusts
	(Cost $120,840)	107,583

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 47.5%
		Federal Home Loan Mortgage Corporation: 47.5%
$31,600,000	Z	4.570%, due 12/22/08	$29,803,161

		Total U.S. Government Agency Obligations
		(Cost $30,145,383)	29,803,161

U.S. TREASURY OBLIGATIONS: 13.5%
		U.S. Treasury STRIP: 13.5%
8,920,000	^, Z	4.220%, due 11/15/08	8,485,007

		Total U.S. Treasury Obligations
		(Cost $8,460,247)	8,485,007

		Total Long-Term Investments
		(Cost $61,993,329)	62,569,874

Shares			Value

SHORT-TERM INVESTMENTS: 0.5%
		Mutual Fund: 0.3%
150,000	**	ING Institutional Prime Money Market Fund	$150,000

		Total Mutual Fund
		(Cost $150,000)	150,000

Principal Amount				Value

		Repurchase Agreement: 0.2%
$131,000		Morgan Stanley Repurchase Agreement dated 08/31/07, 5.250%, due 09/04/07, $131,076 to be received upon repurchase (Collateralized by $135,000 Federal National Mortgage Association, Discount Note, Market Value $133,880, due 10/31/07)		$131,000

		Total Repurchase Agreement
		(Cost $131,000)		131,000

		Total Short-Term Investments
		(Cost $281,000)		281,000

		Total Investments in Securities
		(Cost $62,274,329)*	100.2%	$62,850,874
		Other Assets and Liabilities - Net	(0.2)	(105,458)
		Net Assets	100.0%	$62,745,416

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^	Interest Only (IO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $62,607,859.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,338,165
		Gross Unrealized Depreciation		(1,095,150)
		Net Unrealized Appreciation		$243,015

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 43.1%
		Advertising: 0.2%
1,600		Omnicom Group	$81,488
			81,488
		Aerospace/Defense: 1.3%
1,050		Boeing Co.	101,535
850		General Dynamics Corp.	66,776
200		Goodrich Corp.	12,632
350		L-3 Communications Holdings, Inc.	34,479
1,650		Lockheed Martin Corp.	163,581
665		Northrop Grumman Corp.	52,429
1,009		Raytheon Co.	61,892
1,700		United Technologies Corp.	126,871
			620,195
		Agriculture: 0.7%
3,150		Altria Group, Inc.	218,642
860		Archer-Daniels-Midland Co.	28,982
400		Reynolds American, Inc.	26,448
1,300		UST, Inc.	64,064
			338,136
		Apparel: 0.4%
1,680	@	Coach, Inc.	74,810
1,300		Nike, Inc.	73,242
400		Polo Ralph Lauren Corp.	30,216
			178,268
		Auto Manufacturers: 0.3%
6,200		Ford Motor Co.	48,422
900		General Motors Corp.	27,666
550		Paccar, Inc.	47,053
			123,141
		Auto Parts & Equipment: 0.0%
150		Johnson Controls, Inc.	16,965
			16,965
		Banks: 2.6%
7,272		Bank of America Corp.	368,545
1,615		Bank of New York Mellon Corp.	65,294
786		BB&T Corp.	31,228
582		Capital One Financial Corp.	37,632
1,050		Comerica, Inc.	58,569
600		Fifth Third Bancorp.	21,414
1,250		Huntington Bancshares, Inc.	21,513
1,250		Keycorp.	41,625
500		Marshall & Ilsley Corp.	21,855
900		National City Corp.	24,219
200		Northern Trust Corp.	12,292
350		PNC Financial Services Group, Inc.	24,630
1,958		Regions Financial Corp.	61,285
600		State Street Corp.	36,816
500		SunTrust Banks, Inc.	39,375
800		US Bancorp.	25,880
3,223		Wachovia Corp.	157,863
5,500		Wells Fargo & Co.	200,970
			1,251,005
		Beverages: 0.9%
1,100		Anheuser-Busch Cos., Inc.	54,340
2,750		Coca-Cola Co.	147,895
950		Pepsi Bottling Group, Inc.	32,861
2,640		PepsiCo, Inc.	179,599
			414,695
		Biotechnology: 0.4%
1,600	@	Amgen, Inc.	80,176
800	@	Biogen Idec, Inc.	51,056
600	@	Celgene Corp.	38,526
550	@	Genzyme Corp.	34,326
			204,084
		Building Materials: 0.1%
600		American Standard Cos., Inc.	22,098
1,500		Masco Corp.	39,030
			61,128
		Chemicals: 0.7%
150		Air Products & Chemicals, Inc.	13,502
400		Ashland, Inc.	23,916
1,250		Dow Chemical Co.	53,288
400		Ecolab, Inc.	16,664
1,200		EI DuPont de Nemours & Co.	58,500
400		International Flavors & Fragrances, Inc.	20,092

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
940		Monsanto Co.	$65,556
530		PPG Industries, Inc.	38,876
300		Praxair, Inc.	22,698
250		Sherwin-Williams Co.	17,253
700		Sigma-Aldrich Corp.	31,360
			361,705
		Commercial Services: 0.4%
300	@	Apollo Group, Inc. - Class A	17,601
800	@	Convergys Corp.	13,400
400		Equifax, Inc.	15,408
720		McKesson Corp.	41,191
500		Moody’s Corp.	22,925
300		Robert Half International, Inc.	9,582
700		RR Donnelley & Sons Co.	25,074
1,500		Western Union Co.	28,245
			173,426
		Computers: 2.2%
200	@	Affiliated Computer Services, Inc.	10,006
1,300	@	Apple, Inc.	180,024
750	@	Computer Sciences Corp.	41,963
6,120	@	Dell, Inc.	172,890
1,300		Electronic Data Systems Corp.	29,757
3,250	@	EMC Corp.	63,895
4,550		Hewlett-Packard Co.	224,543
2,050		International Business Machines Corp.	239,215
300	@	Lexmark International, Inc.	11,178
250	@	NCR Corp.	12,443
810	@	Network Appliance, Inc.	22,567
400	@	Sandisk Corp.	22,424
6,600		Sun Microsystems, Inc.	35,376
			1,066,281
		Cosmetics/Personal Care: 0.8%
900		Colgate-Palmolive Co.	59,688
300		Estee Lauder Cos., Inc.	12,477
4,843		Procter & Gamble Co.	316,296
			388,461
		Distribution/Wholesale: 0.1%
300		Genuine Parts Co.	14,904
200		WW Grainger, Inc.	18,322
			33,226
		Diversified Financial Services: 3.2%
1,850		American Express Co.	108,447
530		Ameriprise Financial, Inc.	32,335
240		Bear Stearns Cos., Inc.	26,078
1,600		Charles Schwab Corp.	31,680
550		CIT Group, Inc.	20,664
7,400		Citigroup, Inc.	346,912
70		Cme Group, Inc.	38,836
970		Countrywide Financial Corp.	19,255
1,125	@	Discover Financial Services	26,033
600	@	E*Trade Financial Corp.	9,348
1,300		Fannie Mae	85,293
250		Franklin Resources, Inc.	32,943
300		Freddie Mac	18,483
700		Goldman Sachs Group, Inc.	123,207
500		Janus Capital Group, Inc.	13,295
5,700		JP Morgan Chase & Co.	253,764
200		Legg Mason, Inc.	17,364
1,040		Lehman Brothers Holdings, Inc.	57,023
1,800		Merrill Lynch & Co., Inc.	132,660
1,750		Morgan Stanley	109,148
700		SLM Corp.	35,196
			1,537,964
		Electric: 1.5%
750		American Electric Power Co., Inc.	33,360
350		Constellation Energy Group, Inc.	29,029
500		Dominion Resources, Inc.	42,590
1,000		DTE Energy Co.	47,810
1,300		Duke Energy Corp.	23,842
1,400	@	Dynegy, Inc. - Class A	11,326
2,300		Edison International	121,233
700		Entergy Corp.	72,534
1,020		FirstEnergy Corp.	62,669
1,000		FPL Group, Inc.	58,840
550		PG&E Corp.	24,475
900		PPL Corp.	43,434
300		Progress Energy, Inc.	13,764
650		Public Service Enterprise Group, Inc.	55,244
1,600		TECO Energy, Inc.	25,344
780		TXU Corp.	52,572
			718,066

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.1%
1,000		Emerson Electric Co.	$49,230
			49,230
		Electronics: 0.3%
750	@	Agilent Technologies, Inc.	27,300
500		Tektronix, Inc.	16,075
700	@	Thermo Electron Corp.	37,961
875	@	Tyco Electronics Ltd.	30,511
200	@	Waters Corp.	12,314
			124,161
		Engineering & Construction: 0.0%
200		Fluor Corp.	25,430
			25,430
		Entertainment: 0.0%
600		International Game Technology	22,902
			22,902
		Environmental Control: 0.1%
1,000	@	Allied Waste Industries, Inc.	12,770
1,550		Waste Management, Inc.	58,389
			71,159
		Food: 0.8%
750		Campbell Soup Co.	28,313
500	@	Dean Foods Co.	13,430
1,000		General Mills, Inc.	55,880
300		Hershey Co.	13,950
2,300		HJ Heinz Co.	103,707
600		Kellogg Co.	32,958
495		Kraft Foods, Inc.	15,870
1,550		Kroger Co.	41,199
1,000		Safeway, Inc.	31,730
300		Whole Foods Market, Inc.	13,278
300		WM Wrigley Jr. Co.	17,475
			367,790
		Forest Products & Paper: 0.1%
900		International Paper Co.	31,599
200		Temple-Inland, Inc.	11,016
400		Weyerhaeuser Co.	27,268
			69,883
		Gas: 0.1%
500		Sempra Energy	27,515
			27,515
		Hand/Machine Tools: 0.1%
310		Black & Decker Corp.	26,893
500		Snap-On, Inc.	24,490
400		Stanley Works	22,696
			74,079
		Healthcare - Products: 1.2%
950		Baxter International, Inc.	52,022
280		Becton Dickinson & Co.	21,543
875	@, @@	Covidien Ltd.	34,851
300		CR Bard, Inc.	25,017
4,500		Johnson & Johnson	278,055
1,600		Medtronic, Inc.	84,544
500	@	St. Jude Medical, Inc.	21,785
500		Stryker Corp.	33,400
200	@	Varian Medical Systems, Inc.	8,078
300	@	Zimmer Holdings, Inc.	23,499
			582,794
		Healthcare - Services: 0.6%
870		Aetna, Inc.	44,292
550	@	Coventry Health Care, Inc.	31,554
410	@	Humana, Inc.	26,277
150	@	Laboratory Corp. of America Holdings	11,649
2,150		UnitedHealth Group, Inc.	107,522
860	@	WellPoint, Inc.	69,307
			290,601
		Home Builders: 0.1%
400		Centex Corp.	11,564
500		KB Home	15,170
300		Lennar Corp.	8,481
			35,215
		Home Furnishings: 0.1%
100		Harman International Industries, Inc.	11,339
200		Whirlpool Corp.	19,282
			30,621
		Household Products/Wares: 0.2%
200		Clorox Co.	11,960
950		Kimberly-Clark Corp.	65,256
			77,216
		Housewares: 0.0%
600		Newell Rubbermaid, Inc.	15,474
			15,474

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 2.4%
740	@@	ACE Ltd.	$42,742
800		Aflac, Inc.	42,648
2,160		Allstate Corp.	118,260
200		AMBAC Financial Group, Inc.	12,564
3,950		American International Group, Inc.	260,700
500		AON Corp.	21,660
400		Assurant, Inc.	20,616
930		Chubb Corp.	47,551
800		Cigna Corp.	41,344
1,000		Genworth Financial, Inc.	28,980
550		Hartford Financial Services Group, Inc.	48,901
614		Lincoln National Corp.	37,380
690		Loews Corp.	32,437
350		MBIA, Inc.	21,000
1,340		Metlife, Inc.	85,827
300		MGIC Investment Corp.	9,048
650		Principal Financial Group, Inc.	36,069
1,540		Progressive Corp.	31,324
750		Prudential Financial, Inc.	67,335
200		Safeco Corp.	11,604
400		Torchmark Corp.	24,624
1,050		Travelers Cos., Inc.	53,067
500		UnumProvident Corp.	12,235
400	@@	XL Capital Ltd.	30,480
			1,138,396
		Internet: 0.7%
400	@	Amazon.com, Inc.	31,964
1,600	@	eBay, Inc.	54,560
300	@	Google, Inc. - Class A	154,575
500	@	IAC/InterActiveCorp.	13,895
3,187	@	Symantec Corp.	59,947
1,300	@	Yahoo!, Inc.	29,549
			344,490
		Iron/Steel: 0.1%
700		Nucor Corp.	37,030
350		United States Steel Corp.	33,068
			70,098
		Leisure Time: 0.2%
400		Brunswick Corp.	10,060
900		Carnival Corp.	41,031
900		Harley-Davidson, Inc.	48,411
			99,502
		Lodging: 0.1%
300		Harrah’s Entertainment, Inc.	25,731
700		Hilton Hotels Corp.	32,165
250		Starwood Hotels & Resorts Worldwide, Inc.	15,280
			73,176
		Machinery - Construction & Mining: 0.2%
1,000		Caterpillar, Inc.	75,770
200	@	Terex Corp.	15,976
			91,746
		Machinery - Diversified: 0.2%
300		Cummins, Inc.	35,526
300		Deere & Co.	40,818
200		Rockwell Automation, Inc.	14,092
			90,436
		Media: 1.1%
1,625		CBS Corp. - Class B	51,204
1,000		Clear Channel Communications, Inc.	37,260
1,000	@	Comcast Corp.- Class A	26,090
4,600	@	DIRECTV Group, Inc.	107,318
500		Gannett Co., Inc.	23,500
530		McGraw-Hill Cos., Inc.	26,744
3,150		News Corp. - Class A	63,725
1,100		Time Warner, Inc.	20,878
1,000	@	Viacom - Class B	39,460
3,550		Walt Disney Co.	119,280
			515,459
		Mining: 0.2%
400		Alcoa, Inc.	14,612
724		Freeport-McMoRan Copper & Gold, Inc.	63,292
			77,904
		Miscellaneous Manufacturing: 2.2%
1,050		3M Co.	95,540
300		Cooper Industries Ltd.	15,351
350		Danaher Corp.	27,181
1,850		Eastman Kodak Co.	49,340
600		Eaton Corp.	56,532
13,600		General Electric Co.	528,632
1,100		Honeywell International, Inc.	61,765
1,000		Illinois Tool Works, Inc.	58,170
500		ITT Corp.	33,995

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
300		Pall Corp.	$11,439
400		Parker Hannifin Corp.	42,988
400		Textron, Inc.	23,336
875	@@	Tyco International Ltd.	38,640
			1,042,909
		Office/Business Equipment: 0.1%
300		Pitney Bowes, Inc.	13,401
1,600	@	Xerox Corp.	27,408
			40,809
		Oil & Gas: 4.3%
1,000		Anadarko Petroleum Corp.	48,980
500		Chesapeake Energy Corp.	16,130
4,644		Chevron Corp.	407,557
3,099		ConocoPhillips	253,777
700		Devon Energy Corp.	52,717
400		ENSCO International, Inc.	21,688
9,950		ExxonMobil Corp.	853,014
500		Hess Corp.	30,685
1,700		Marathon Oil Corp.	91,613
400		Murphy Oil Corp.	24,376
600		Noble Corp.	29,436
1,300		Occidental Petroleum Corp.	73,697
300		Sunoco, Inc.	21,942
400	@	Transocean, Inc.	42,036
950		Valero Energy Corp.	65,085
200		XTO Energy, Inc.	10,872
			2,043,605
		Oil & Gas Services: 0.5%
1,800		Halliburton Co.	62,262
300	@	National Oilwell Varco, Inc.	38,400
1,700		Schlumberger Ltd.	164,050
			264,712
		Packaging & Containers: 0.2%
700		Ball Corp.	36,666
400		Bemis Co.	11,948
900	@	Pactiv Corp.	26,325
			74,939
		Pharmaceuticals: 2.3%
600		Abbott Laboratories	31,146
500		Allergan, Inc.	30,005
460		AmerisourceBergen Corp.	22,011
3,100		Bristol-Myers Squibb Co.	90,365
590		Cardinal Health, Inc.	40,344
1,100		Eli Lilly & Co.	63,085
420	@	Express Scripts, Inc.	22,995
800	@	Forest Laboratories, Inc.	30,104
1,500	@	Gilead Sciences, Inc.	54,555
930	@	King Pharmaceuticals, Inc.	13,978
300	@	Medco Health Solutions, Inc.	25,635
3,550		Merck & Co., Inc.	178,104
800		Mylan Laboratories	12,080
10,200		Pfizer, Inc.	253,368
4,650		Schering-Plough Corp.	139,593
400	@	Watson Pharmaceuticals, Inc.	11,928
1,800		Wyeth	83,340
			1,102,636
		Pipelines: 0.2%
500		Questar Corp.	24,985
1,600		Spectra Energy Corp.	37,200
1,050		Williams Cos., Inc.	32,550
			94,735
		Retail: 2.1%
200	@	Autozone, Inc.	24,258
300	@	Bed Bath & Beyond, Inc.	10,392
720		Best Buy Co., Inc.	31,644
1,000	@	Big Lots, Inc.	29,770
1,050		Costco Wholesale Corp.	64,838
1,986		CVS Caremark Corp.	75,111
410		Darden Restaurants, Inc.	17,056
1,400		Family Dollar Stores, Inc.	40,992
1,550		Gap, Inc.	29,078
310		Home Depot, Inc.	11,876
550		JC Penney Co., Inc.	37,818
500	@	Kohl’s Corp.	29,650
2,000		Lowe’s Cos., Inc.	62,120
966		Macy’s, Inc.	30,642
2,100		McDonald’s Corp.	103,425
500		Nordstrom, Inc.	24,050
500		RadioShack Corp.	11,885
230	@	Sears Holding Corp.	33,019
540		Staples, Inc.	12,825
1,350	@	Starbucks Corp.	37,193

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
1,050		Target Corp.	$69,227
950		TJX Cos., Inc.	28,966
3,550		Wal-Mart Stores, Inc.	154,887
500		Wendy’s International, Inc.	16,445
1,000		Yum! Brands, Inc.	32,720
			1,019,887
		Savings & Loans: 0.2%
2,970		Washington Mutual, Inc.	109,058
			109,058
		Semiconductors: 1.1%
950		Altera Corp.	22,620
500		Analog Devices, Inc.	18,440
1,700		Applied Materials, Inc.	36,312
600	@	Broadcom Corp.	20,700
8,840		Intel Corp.	227,630
500		KLA-Tencor Corp.	28,735
650		Maxim Integrated Products	19,507
400	@	MEMC Electronic Materials, Inc.	24,568
800		National Semiconductor Corp.	21,056
450	@	Novellus Systems, Inc.	12,317
500	@	Nvidia Corp.	25,580
800	@	Teradyne, Inc.	11,912
1,700		Texas Instruments, Inc.	58,208
500		Xilinx, Inc.	12,785
			540,370
		Software: 1.6%
320	@	Adobe Systems, Inc.	13,680
580	@	Autodesk, Inc.	26,866
950		Automatic Data Processing, Inc.	43,453
690	@	BMC Software, Inc.	21,128
3,250		CA, Inc.	81,868
400	@	Citrix Systems, Inc.	14,540
1,500		First Data Corp.	49,830
300	@	Fiserv, Inc.	13,956
700	@	Intuit, Inc.	19,117
12,100		Microsoft Corp.	347,633
1,600	@	Novell, Inc.	11,904
5,110	@	Oracle Corp.	103,631
550		Paychex, Inc.	24,437
			772,043
		Telecommunications: 2.9%
600		Alltel Corp.	40,956
8,742		AT&T, Inc.	348,544
1,000	@	Avaya, Inc.	16,830
1,000		CenturyTel, Inc.	47,980
9,450	@	Cisco Systems, Inc.	301,644
900		Citizens Communications Co.	13,059
2,350		Corning, Inc.	54,920
1,025		Embarq Corp.	63,981
900	@	Juniper Networks, Inc.	29,628
3,330		Motorola, Inc.	56,444
3,100		Qualcomm, Inc.	123,659
3,000	@	Qwest Communications International, Inc.	26,850
3,909		Sprint Nextel Corp.	73,958
1,200	@	Tellabs, Inc.	12,660
3,800		Verizon Communications, Inc.	159,144
			1,370,257
		Toys/Games/Hobbies: 0.1%
500		Hasbro, Inc.	14,105
1,350		Mattel, Inc.	29,201
			43,306
		Transportation: 0.5%
300		CH Robinson Worldwide, Inc.	14,712
500		CSX Corp.	20,500
200		FedEx Corp.	21,936
1,750		Norfolk Southern Corp.	89,618
450		Union Pacific Corp.	50,182
300		United Parcel Service, Inc. - Class B	22,758
			219,706
		Total Common Stock
		(Cost $19,849,261)	20,672,483

REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Apartments: 0.1%
250		Apartment Investment & Management Co.	11,175
370		Archstone-Smith Trust	21,756
			32,931
		Diversified: 0.0%
100		Vornado Realty Trust	10,659
			10,659

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2007 (Unaudited) (continued)

Shares		Value
	Hotels: 0.0%
500	Host Hotels & Resorts, Inc.	$11,145
		11,145
	Warehouse/Industrial: 0.1%
500	Prologis	30,080
		30,080
	Total Real Estate Investment Trusts
	(Cost $93,053)	84,815

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 45.7%
		Federal Home Loan Mortgage Corporation: 45.7%
$23,600,000	Z	4.560%, due 04/21/09	$21,936,035

		Total U.S. Government Agency Obligations
		(Cost $22,153,746)	21,936,035

U.S. TREASURY OBLIGATIONS: 10.8%
		U.S. Treasury STRIP: 10.8%
5,470,000	^, Z	4.110%, due 02/15/09	5,158,117

		Total U.S. Treasury Obligations
		(Cost $5,136,028)	5,158,117

		Total Long-Term Investments
		(Cost $47,232,088)	47,851,450

Shares			Value
SHORT-TERM INVESTMENTS: 0.5%
		Mutual Fund: 0.2%
125,000	**	ING Institutional Prime Money Market Fund	$125,000

		Total Mutual Fund
		(Cost $125,000)	125,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$133,000		Morgan Stanley Repurchase Agreement dated 08/31/07, 5.250%, due 09/04/07, $133,078 to be received upon repurchase (Collateralized by $140,000 Federal National Mortgage Association, Discount Note, Market Value $138,838, due 10/31/07)		$133,000

		Total Repurchase Agreement
		(Cost $133,000)		133,000

		Total Short-Term Investments
		(Cost $258,000)		258,000

		Total Investments in Securities
		(Cost $47,490,088)*	100.3%	$48,109,450
		Other Assets and Liabilities - Net	(0.3)	(142,973)
		Net Assets	100.0%	$47,966,477

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^	Interest Only (IO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $47,696,975.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,336,076
		Gross Unrealized Depreciation		(923,601)
		Net Unrealized Appreciation		$412,475

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 46.0%
		Advertising: 0.2%
1,514		Omnicom Group	$77,108
			77,108
		Aerospace/Defense: 1.4%
915		Boeing Co.	88,481
698		General Dynamics Corp.	54,835
200		Goodrich Corp.	12,632
300		L-3 Communications Holdings, Inc.	29,553
1,339		Lockheed Martin Corp.	132,748
447		Northrop Grumman Corp.	35,241
1,023		Raytheon Co.	62,751
1,498		United Technologies Corp.	111,796
			528,037
		Agriculture: 0.7%
2,676		Altria Group, Inc.	185,741
725		Archer-Daniels-Midland Co.	24,433
334		Reynolds American, Inc.	22,084
1,100		UST, Inc.	54,208
			286,466
		Apparel: 0.4%
1,520	@	Coach, Inc.	67,686
1,136		Nike, Inc.	64,002
300		Polo Ralph Lauren Corp.	22,662
			154,350
		Auto Manufacturers: 0.3%
5,550		Ford Motor Co.	43,346
800		General Motors Corp.	24,592
450		Paccar, Inc.	38,498
			106,436
		Auto Parts & Equipment: 0.0%
80		Johnson Controls, Inc.	9,048
6		Wabco Holdings, Inc.	272
			9,320
		Banks: 2.8%
5,914		Bank of America Corp.	299,722
1,530		Bank of New York Mellon Corp.	61,858
656		BB&T Corp.	26,063
606		Capital One Financial Corp.	39,184
1,037		Comerica, Inc.	57,844
500		Fifth Third Bancorp.	17,845
1,098		Huntington Bancshares, Inc.	18,897
852		Keycorp.	28,372
600		Marshall & Ilsley Corp.	26,226
778		National City Corp.	20,936
200		Northern Trust Corp.	12,292
279		PNC Financial Services Group, Inc.	19,633
1,698		Regions Financial Corp.	53,147
502		State Street Corp.	30,803
375		SunTrust Banks, Inc.	29,531
618		US Bancorp.	19,992
2,728		Wachovia Corp.	133,617
4,526		Wells Fargo & Co.	165,380
			1,061,342
		Beverages: 1.0%
1,142		Anheuser-Busch Cos., Inc.	56,415
2,302		Coca-Cola Co.	123,802
1,059		Pepsi Bottling Group, Inc.	36,631
2,315		PepsiCo, Inc.	157,489
			374,337
		Biotechnology: 0.4%
1,327	@	Amgen, Inc.	66,496
700	@	Biogen Idec, Inc.	44,674
450	@	Celgene Corp.	28,895
497	@	Genzyme Corp.	31,018
			171,083
		Building Materials: 0.2%
600		American Standard Cos., Inc.	22,098
1,568		Masco Corp.	40,799
			62,897
		Chemicals: 0.8%
152		Air Products & Chemicals, Inc.	13,682
300		Ashland, Inc.	17,937
1,248		Dow Chemical Co.	53,202
300		Ecolab, Inc.	12,498
950		EI DuPont de Nemours & Co.	46,313
288		International Flavors & Fragrances, Inc.	14,466
688		Monsanto Co.	47,981
525		PPG Industries, Inc.	38,509

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
300		Praxair, Inc.	$22,698
212		Sherwin-Williams Co.	14,630
700		Sigma-Aldrich Corp.	31,360
			313,276
		Commercial Services: 0.4%
200	@	Apollo Group, Inc. - Class A	11,734
800	@	Convergys Corp.	13,400
332		Equifax, Inc.	12,789
501		McKesson Corp.	28,662
444		Moody’s Corp.	20,357
295		Robert Half International, Inc.	9,422
700		RR Donnelley & Sons Co.	25,074
1,219		Western Union Co.	22,954
			144,392
		Computers: 2.3%
200	@	Affiliated Computer Services, Inc.	10,006
1,000	@	Apple, Inc.	138,480
679	@	Computer Sciences Corp.	37,990
5,036	@	Dell, Inc.	142,267
1,150		Electronic Data Systems Corp.	26,324
3,160	@	EMC Corp.	62,126
3,589		Hewlett-Packard Co.	177,117
1,638		International Business Machines Corp.	191,138
303	@	Lexmark International, Inc.	11,290
196	@	NCR Corp.	9,755
784	@	Network Appliance, Inc.	21,842
400	@	Sandisk Corp.	22,424
5,400		Sun Microsystems, Inc.	28,944
			879,703
		Cosmetics/Personal Care: 0.8%
825		Colgate-Palmolive Co.	54,714
300		Estee Lauder Cos., Inc.	12,477
3,597		Procter & Gamble Co.	234,920
			302,111
		Distribution/Wholesale: 0.1%
200		Genuine Parts Co.	9,936
265		WW Grainger, Inc.	24,277
			34,213
		Diversified Financial Services: 3.3%
1,566		American Express Co.	91,799
353		Ameriprise Financial, Inc.	21,537
199		Bear Stearns Cos., Inc.	21,623
1,550		Charles Schwab Corp.	30,690
600		CIT Group, Inc.	22,542
5,980		Citigroup, Inc.	280,342
60		Cme Group, Inc.	33,288
830		Countrywide Financial Corp.	16,476
845	@	Discover Financial Services	19,553
550	@	E*Trade Financial Corp.	8,569
1,018		Fannie Mae	66,791
173		Franklin Resources, Inc.	22,796
200		Freddie Mac	12,322
580		Goldman Sachs Group, Inc.	102,086
500		Janus Capital Group, Inc.	13,295
4,600		JP Morgan Chase & Co.	204,792
200		Legg Mason, Inc.	17,364
938		Lehman Brothers Holdings, Inc.	51,431
1,553		Merrill Lynch & Co., Inc.	114,456
1,290		Morgan Stanley	80,457
845		SLM Corp.	42,487
			1,274,696
		Electric: 1.6%
707		American Electric Power Co., Inc.	31,447
323		Constellation Energy Group, Inc.	26,790
400		Dominion Resources, Inc.	34,072
900		DTE Energy Co.	43,029
1,100		Duke Energy Corp.	20,174
1,200	@	Dynegy, Inc. - Class A	9,708
1,891		Edison International	99,675
550		Entergy Corp.	56,991
763		FirstEnergy Corp.	46,879
1,000		FPL Group, Inc.	58,840
554		PG&E Corp.	24,653
900		PPL Corp.	43,434
300		Progress Energy, Inc.	13,764
450		Public Service Enterprise Group, Inc.	38,246
1,400		TECO Energy, Inc.	22,176
676		TXU Corp.	45,562
			615,440
		Electrical Components & Equipment: 0.2%
1,208		Emerson Electric Co.	59,470
			59,470
		Electronics: 0.3%
492	@	Agilent Technologies, Inc.	17,909

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
500		Tektronix, Inc.	$16,075
783	@	Thermo Electron Corp.	42,462
875	@	Tyco Electronics Ltd.	30,511
190	@	Waters Corp.	11,698
			118,655
		Engineering & Construction: 0.0%
100		Fluor Corp.	12,715
			12,715
		Entertainment: 0.1%
600		International Game Technology	22,902
			22,902
		Environmental Control: 0.2%
800	@	Allied Waste Industries, Inc.	10,216
1,452		Waste Management, Inc.	54,697
			64,913
		Food: 0.8%
800		Campbell Soup Co.	30,200
600	@	Dean Foods Co.	16,116
1,030		General Mills, Inc.	57,556
300		Hershey Co.	13,950
1,832		HJ Heinz Co.	82,605
600		Kellogg Co.	32,958
436		Kraft Foods, Inc.	13,978
1,275		Kroger Co.	33,890
600		Safeway, Inc.	19,038
200		Whole Foods Market, Inc.	8,852
300		WM Wrigley Jr. Co.	17,475
			326,618
		Forest Products & Paper: 0.2%
800		International Paper Co.	28,088
238		Temple-Inland, Inc.	13,109
300		Weyerhaeuser Co.	20,451
			61,648
		Gas: 0.1%
465		Sempra Energy	25,589
			25,589
		Hand/Machine Tools: 0.1%
198		Black & Decker Corp.	17,177
348		Snap-On, Inc.	17,045
285		Stanley Works	16,171
			50,393
		Healthcare - Products: 1.2%
1,119		Baxter International, Inc.	61,276
254		Becton Dickinson & Co.	19,543
875	@, @@	Covidien Ltd.	34,851
300		CR Bard, Inc.	25,017
3,202		Johnson & Johnson	197,852
1,300		Medtronic, Inc.	68,692
300	@	St. Jude Medical, Inc.	13,071
400		Stryker Corp.	26,720
200	@	Varian Medical Systems, Inc.	8,078
300	@	Zimmer Holdings, Inc.	23,499
			478,599
		Healthcare - Services: 0.7%
968		Aetna, Inc.	49,281
615	@	Coventry Health Care, Inc.	35,283
302	@	Humana, Inc.	19,355
200	@	Laboratory Corp. of America Holdings	15,532
1,748		UnitedHealth Group, Inc.	87,417
768	@	WellPoint, Inc.	61,893
			268,761
		Home Builders: 0.1%
400		Centex Corp.	11,564
300		KB Home	9,102
200		Lennar Corp.	5,654
			26,320
		Home Furnishings: 0.1%
100		Harman International Industries, Inc.	11,339
170		Whirlpool Corp.	16,390
			27,729
		Household Products/Wares: 0.2%
200		Clorox Co.	11,960
937		Kimberly-Clark Corp.	64,363
			76,323
		Housewares: 0.0%
500		Newell Rubbermaid, Inc.	12,895
			12,895
		Insurance: 2.6%
812	@@	ACE Ltd.	46,901
886		Aflac, Inc.	47,233
1,694		Allstate Corp.	92,747
167		AMBAC Financial Group, Inc.	10,491
3,199		American International Group, Inc.	211,134
650		AON Corp.	28,158

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
300		Assurant, Inc.	$15,462
992		Chubb Corp.	50,721
754		Cigna Corp.	38,967
800		Genworth Financial, Inc.	23,184
476		Hartford Financial Services Group, Inc.	42,321
497		Lincoln National Corp.	30,257
663		Loews Corp.	31,168
297		MBIA, Inc.	17,820
1,061		Metlife, Inc.	67,957
187		MGIC Investment Corp.	5,640
608		Principal Financial Group, Inc.	33,738
1,238		Progressive Corp.	25,181
673		Prudential Financial, Inc.	60,422
218		Safeco Corp.	12,648
277		Torchmark Corp.	17,052
1,180		Travelers Cos., Inc.	59,637
400		UnumProvident Corp.	9,788
400	@@	XL Capital Ltd.	30,480
			1,009,107
		Internet: 1.0%
500	@	Amazon.com, Inc.	39,955
1,416	@	eBay, Inc.	48,286
350	@	Google, Inc. - Class A	180,338
500	@	IAC/InterActiveCorp.	13,895
3,259	@	Symantec Corp.	61,302
1,100	@	Yahoo!, Inc.	25,003
			368,779
		Iron/Steel: 0.2%
752		Nucor Corp.	39,781
283		United States Steel Corp.	26,738
			66,519
		Leisure Time: 0.3%
400		Brunswick Corp.	10,060
957		Carnival Corp.	43,630
812		Harley-Davidson, Inc.	43,677
			97,367
		Lodging: 0.2%
300		Harrah’s Entertainment, Inc.	25,731
700		Hilton Hotels Corp.	32,165
204		Starwood Hotels & Resorts Worldwide, Inc.	12,468
			70,364
		Machinery - Construction & Mining: 0.2%
750		Caterpillar, Inc.	56,828
200	@	Terex Corp.	15,976
			72,804
		Machinery - Diversified: 0.2%
312		Cummins, Inc.	36,947
300		Deere & Co.	40,818
166		Rockwell Automation, Inc.	11,696
			89,461
		Media: 1.2%
1,722		CBS Corp. - Class B	54,260
700		Clear Channel Communications, Inc.	26,082
800	@	Comcast Corp. - Class A	20,872
3,700	@	DIRECTV Group, Inc.	86,321
550		Gannett Co., Inc.	25,850
602		McGraw-Hill Cos., Inc.	30,377
2,500		News Corp. - Class A	50,575
900		Time Warner, Inc.	17,082
900	@	Viacom - Class B	35,514
2,870		Walt Disney Co.	96,432
			443,365
		Mining: 0.1%
300		Alcoa, Inc.	10,959
494		Freeport-McMoRan Copper & Gold, Inc.	43,185
			54,144
		Miscellaneous Manufacturing: 2.2%
870		3M Co.	79,161
226		Cooper Industries Ltd.	11,564
325		Danaher Corp.	25,240
1,750		Eastman Kodak Co.	46,673
396		Eaton Corp.	37,311
9,855		General Electric Co.	383,064
1,159		Honeywell International, Inc.	65,078
900		Illinois Tool Works, Inc.	52,353
380		ITT Corp.	25,836
300		Pall Corp.	11,439
318		Parker Hannifin Corp.	34,175
400		Textron, Inc.	23,336
975	@@	Tyco International Ltd.	43,056
			838,286
		Office/Business Equipment: 0.1%
200		Pitney Bowes, Inc.	8,934
1,394	@	Xerox Corp.	23,879
			32,813

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas: 4.4%
1,054		Anadarko Petroleum Corp.	$51,625
500		Chesapeake Energy Corp.	16,130
3,747		Chevron Corp.	328,837
2,551		ConocoPhillips	208,901
524		Devon Energy Corp.	39,462
400		ENSCO International, Inc.	21,688
8,067		ExxonMobil Corp.	691,584
600		Hess Corp.	36,822
1,352		Marathon Oil Corp.	72,859
400		Murphy Oil Corp.	24,376
400		Noble Corp.	19,624
1,280		Occidental Petroleum Corp.	72,563
300		Sunoco, Inc.	21,942
300	@	Transocean, Inc.	31,527
878		Valero Energy Corp.	60,152
200		XTO Energy, Inc.	10,872
			1,708,964
		Oil & Gas Services: 0.6%
1,800		Halliburton Co.	62,262
300	@	National Oilwell Varco, Inc.	38,400
1,450		Schlumberger Ltd.	139,925
			240,587
		Packaging & Containers: 0.2%
660		Ball Corp.	34,571
300		Bemis Co.	8,961
800	@	Pactiv Corp.	23,400
			66,932
		Pharmaceuticals: 2.4%
450		Abbott Laboratories	23,360
400		Allergan, Inc.	24,004
580		AmerisourceBergen Corp.	27,753
2,700		Bristol-Myers Squibb Co.	78,705
558		Cardinal Health, Inc.	38,156
1,100		Eli Lilly & Co.	63,085
420	@	Express Scripts, Inc.	22,995
809	@	Forest Laboratories, Inc.	30,443
1,248	@	Gilead Sciences, Inc.	45,390
844	@	King Pharmaceuticals, Inc.	12,685
300	@	Medco Health Solutions, Inc.	25,635
2,739		Merck & Co., Inc.	137,416
800		Mylan Laboratories	12,080
7,406		Pfizer, Inc.	183,965
3,750		Schering-Plough Corp.	112,575
400	@	Watson Pharmaceuticals, Inc.	11,928
1,644		Wyeth	76,117
			926,292
		Pipelines: 0.2%
600		Questar Corp.	29,982
1,300		Spectra Energy Corp.	30,225
929		Williams Cos., Inc.	28,799
			89,006
		Retail: 2.2%
200	@	Autozone, Inc.	24,258
300	@	Bed Bath & Beyond, Inc.	10,392
639		Best Buy Co., Inc.	28,084
800	@	Big Lots, Inc.	23,816
986		Costco Wholesale Corp.	60,886
1,687		CVS Caremark Corp.	63,802
291		Darden Restaurants, Inc.	12,106
1,100		Family Dollar Stores, Inc.	32,208
1,568		Gap, Inc.	29,416
262		Home Depot, Inc.	10,037
492		JC Penney Co., Inc.	33,830
450	@	Kohl’s Corp.	26,685
1,862		Lowe’s Cos., Inc.	57,834
872		Macy’s, Inc.	27,660
1,652		McDonald’s Corp.	81,361
448		Nordstrom, Inc.	21,549
500		RadioShack Corp.	11,885
130	@	Sears Holding Corp.	18,663
667		Staples, Inc.	15,841
1,042	@	Starbucks Corp.	28,707
701		Target Corp.	46,217
730		TJX Cos., Inc.	22,258
2,860		Wal-Mart Stores, Inc.	124,782
400		Wendy’s International, Inc.	13,156
792		Yum! Brands, Inc.	25,914
			851,347
		Savings & Loans: 0.2%
2,337		Washington Mutual, Inc.	85,815
			85,815

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 1.2%
770		Altera Corp.	$18,334
399		Analog Devices, Inc.	14,715
1,682		Applied Materials, Inc.	35,928
600	@	Broadcom Corp.	20,700
6,771		Intel Corp.	174,353
500		KLA-Tencor Corp.	28,735
512		Maxim Integrated Products	15,365
300	@	MEMC Electronic Materials, Inc.	18,426
707		National Semiconductor Corp.	18,608
400	@	Novellus Systems, Inc.	10,948
600	@	Nvidia Corp.	30,696
700	@	Teradyne, Inc.	10,423
1,400		Texas Instruments, Inc.	47,936
500		Xilinx, Inc.	12,785
			457,952
		Software: 1.7%
324	@	Adobe Systems, Inc.	13,851
542	@	Autodesk, Inc.	25,105
913		Automatic Data Processing, Inc.	41,761
564	@	BMC Software, Inc.	17,270
2,631		CA, Inc.	66,275
600	@	Citrix Systems, Inc.	21,810
1,119		First Data Corp.	37,173
289	@	Fiserv, Inc.	13,444
556	@	Intuit, Inc.	15,184
9,837		Microsoft Corp.	282,617
1,400	@	Novell, Inc.	10,416
4,586	@	Oracle Corp.	93,004
573		Paychex, Inc.	25,458
			663,368
		Telecommunications: 3.0%
500		Alltel Corp.	34,130
7,137		AT&T, Inc.	284,552
883	@	Avaya, Inc.	14,861
880		CenturyTel, Inc.	42,222
7,701	@	Cisco Systems, Inc.	245,816
800		Citizens Communications Co.	11,608
2,546		Corning, Inc.	59,500
812		Embarq Corp.	50,685
800	@	Juniper Networks, Inc.	26,336
3,289		Motorola, Inc.	55,749
2,524		Qualcomm, Inc.	100,682
2,600	@	Qwest Communications International, Inc.	23,270
3,540		Sprint Nextel Corp.	66,977
1,100	@	Tellabs, Inc.	11,605
2,845		Verizon Communications, Inc.	119,149
			1,147,142
		Toys/Games/Hobbies: 0.1%
500		Hasbro, Inc.	14,105
976		Mattel, Inc.	21,111
			35,216
		Transportation: 0.5%
200		CH Robinson Worldwide, Inc.	9,808
560		CSX Corp.	22,960
185		FedEx Corp.	20,291
1,475		Norfolk Southern Corp.	75,525
350		Union Pacific Corp.	39,050
300		United Parcel Service, Inc. - Class B	22,758
			190,392
		Total Common Stock
		(Cost $17,185,328)	17,634,759
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Apartments: 0.1%
200		Apartment Investment & Management Co.	8,940
430		Archstone-Smith Trust	25,284
			34,224
		Diversified: 0.0%
100		Vornado Realty Trust	10,659
			10,659
		Hotels: 0.0%
600		Host Hotels & Resorts, Inc.	13,374
			13,374
		Warehouse/Industrial: 0.1%
500		Prologis	30,080
			30,080
		Total Real Estate Investment Trusts
		(Cost $94,473)	88,337

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 53.3%
		U.S. Treasury STRIP: 53.3%
$22,204,000	^^, Z	Discount Note, due 08/15/09		$20,471,422
		Total U.S. Treasury Obligations
		(Cost $20,300,450)		20,471,422
		Total Long-Term Investments
		(Cost $37,580,251)		38,194,518

Shares				Value
SHORT-TERM INVESTMENTS: 0.7%
		Mutual Fund: 0.4%
140,000	**	ING Institutional Prime Money Market Fund		$140,000
		Total Mutual Fund
		(Cost $140,000)		140,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$111,000		Goldman Sachs Repurchase Agreement dated 08/31/07, 5.200%, due 09/04/07, $111,064 to be received upon repurchase (Collateralized by $114,000 U.S. Treasury, Discount Note, Market Value $113,859, due 09/13/07)		$111,000
		Total Repurchase Agreement
		(Cost $111,000)		111,000
		Total Short-Term Investments
		(Cost $251,000)		251,000
		Total Investments in Securities
		(Cost $37,831,251)*	100.2%	$38,445,518
		Other Assets and Liabilities - Net	(0.2)	(62,845)
		Net Assets	100.0%	$38,382,673

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $38,066,566.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$997,585
	Gross Unrealized Depreciation	(618,633)
	Net Unrealized Appreciation	$378,952

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 43.9%
		Advertising: 0.2%
814		Omnicom Group	$41,457
			41,457
		Aerospace/Defense: 1.3%
649		Boeing Co.	62,758
554		General Dynamics Corp.	43,522
100		Goodrich Corp.	6,316
160		L-3 Communications Holdings, Inc.	15,762
876		Lockheed Martin Corp.	86,847
374		Northrop Grumman Corp.	29,486
642		Raytheon Co.	39,380
898		United Technologies Corp.	67,018
			351,089
		Agriculture: 0.7%
1,719		Altria Group, Inc.	119,316
432		Archer-Daniels-Midland Co.	14,558
166		Reynolds American, Inc.	10,976
700		UST, Inc.	34,496
			179,346
		Apparel: 0.4%
916	@	Coach, Inc.	40,789
656		Nike, Inc.	36,959
200		Polo Ralph Lauren Corp.	15,108
			92,856
		Auto Manufacturers: 0.3%
3,533		Ford Motor Co.	27,593
400		General Motors Corp.	12,296
375		Paccar, Inc.	32,081
			71,970
		Auto Parts & Equipment: 0.0%
102		Johnson Controls, Inc.	11,536
3		Wabco Holdings, Inc.	136
			11,672
		Banks: 2.6%
3,921		Bank of America Corp.	198,716
901		Bank of New York Mellon Corp.	36,427
430		BB&T Corp.	17,084
350		Capital One Financial Corp.	22,631
653		Comerica, Inc.	36,424
350		Fifth Third Bancorp.	12,492
550		Huntington Bancshares, Inc.	9,466
601		Keycorp.	20,013
300		Marshall & Ilsley Corp.	13,113
571		National City Corp.	15,366
100		Northern Trust Corp.	6,146
111		PNC Financial Services Group, Inc.	7,811
1,164		Regions Financial Corp.	36,433
375		State Street Corp.	23,010
311		SunTrust Banks, Inc.	24,491
425		US Bancorp.	13,749
1,788		Wachovia Corp.	87,576
3,058		Wells Fargo & Co.	111,739
			692,687
		Beverages: 0.9%
629		Anheuser-Busch Cos., Inc.	31,073
1,593		Coca-Cola Co.	85,672
624		Pepsi Bottling Group, Inc.	21,584
1,412		PepsiCo, Inc.	96,058
			234,387
		Biotechnology: 0.4%
884	@	Amgen, Inc.	44,297
400	@	Biogen Idec, Inc.	25,528
350	@	Celgene Corp.	22,474
297	@	Genzyme Corp.	18,536
			110,835
		Building Materials: 0.1%
300		American Standard Cos., Inc.	11,049
950		Masco Corp.	24,719
			35,768
		Chemicals: 0.8%
96		Air Products & Chemicals, Inc.	8,641
200		Ashland, Inc.	11,958
693		Dow Chemical Co.	29,543
300		Ecolab, Inc.	12,498
650		EI DuPont de Nemours & Co.	31,688
246		International Flavors & Fragrances, Inc.	12,357
464		Monsanto Co.	32,359

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
322		PPG Industries, Inc.	$23,619
200		Praxair, Inc.	15,132
211		Sherwin-Williams Co.	14,561
400		Sigma-Aldrich Corp.	17,920
			210,276
		Commercial Services: 0.3%
200	@	Apollo Group, Inc. - Class A	11,734
400	@	Convergys Corp.	6,700
136		Equifax, Inc.	5,239
370		McKesson Corp.	21,168
252		Moody’s Corp.	11,554
151		Robert Half International, Inc.	4,823
400		RR Donnelley & Sons Co.	14,328
733		Western Union Co.	13,802
			89,348
		Computers: 2.2%
100	@	Affiliated Computer Services, Inc.	5,003
700	@	Apple, Inc.	96,936
404	@	Computer Sciences Corp.	22,604
3,371	@	Dell, Inc.	95,231
834		Electronic Data Systems Corp.	19,090
2,011	@	EMC Corp.	39,536
2,570		Hewlett-Packard Co.	126,830
1,087		International Business Machines Corp.	126,842
169	@	Lexmark International, Inc.	6,297
138	@	NCR Corp.	6,868
544	@	Network Appliance, Inc.	15,156
200	@	Sandisk Corp.	11,212
3,200		Sun Microsystems, Inc.	17,152
			588,757
		Cosmetics/Personal Care: 0.7%
549		Colgate-Palmolive Co.	36,410
150		Estee Lauder Cos., Inc.	6,239
2,295		Procter & Gamble Co.	149,886
			192,535
		Distribution/Wholesale: 0.1%
200		Genuine Parts Co.	9,936
98		WW Grainger, Inc.	8,978
			18,914
		Diversified Financial Services: 3.2%
1,035		American Express Co.	60,672
317		Ameriprise Financial, Inc.	19,340
130		Bear Stearns Cos., Inc.	14,126
1,100		Charles Schwab Corp.	21,780
298		CIT Group, Inc.	11,196
4,064		Citigroup, Inc.	190,520
40		Cme Group, Inc.	22,192
438		Countrywide Financial Corp.	8,694
592	@	Discover Financial Services	13,699
450	@	E*Trade Financial Corp.	7,011
641		Fannie Mae	42,056
163		Franklin Resources, Inc.	21,479
150		Freddie Mac	9,242
393		Goldman Sachs Group, Inc.	69,172
250		Janus Capital Group, Inc.	6,648
3,200		JP Morgan Chase & Co.	142,464
100		Legg Mason, Inc.	8,682
404		Lehman Brothers Holdings, Inc.	22,151
971		Merrill Lynch & Co., Inc.	71,563
885		Morgan Stanley	55,197
351		SLM Corp.	17,648
			835,532
		Electric: 1.5%
559		American Electric Power Co., Inc.	24,864
262		Constellation Energy Group, Inc.	21,730
300		Dominion Resources, Inc.	25,554
550		DTE Energy Co.	26,296
600		Duke Energy Corp.	11,004
700	@	Dynegy, Inc. - Class A	5,663
1,294		Edison International	68,207
400		Entergy Corp.	41,448
563		FirstEnergy Corp.	34,591
550		FPL Group, Inc.	32,362
342		PG&E Corp.	15,219
400		PPL Corp.	19,304
200		Progress Energy, Inc.	9,176
342		Public Service Enterprise Group, Inc.	29,067
800		TECO Energy, Inc.	12,672
468		TXU Corp.	31,543
			408,700
		Electrical Components & Equipment: 0.1%
654		Emerson Electric Co.	32,196
			32,196

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Electronics: 0.3%
556	@	Agilent Technologies, Inc.	$20,238
300		Tektronix, Inc.	9,645
381	@	Thermo Electron Corp.	20,662
550	@	Tyco Electronics Ltd.	19,179
54	@	Waters Corp.	3,325
			73,049
		Engineering & Construction: 0.0%
100		Fluor Corp.	12,715
			12,715
		Entertainment: 0.1%
370		International Game Technology	14,123
			14,123
		Environmental Control: 0.1%
500	@	Allied Waste Industries, Inc.	6,385
879		Waste Management, Inc.	33,112
			39,497
		Food: 0.8%
416		Campbell Soup Co.	15,704
400	@	Dean Foods Co.	10,744
580		General Mills, Inc.	32,410
200		Hershey Co.	9,300
1,250		HJ Heinz Co.	56,363
400		Kellogg Co.	21,972
297		Kraft Foods, Inc.	9,522
928		Kroger Co.	24,666
407		Safeway, Inc.	12,914
150		Whole Foods Market, Inc.	6,639
100		WM Wrigley Jr. Co.	5,825
			206,059
		Forest Products & Paper: 0.2%
550		International Paper Co.	19,311
196		Temple-Inland, Inc.	10,796
200		Weyerhaeuser Co.	13,634
			43,741
		Gas: 0.0%
217		Sempra Energy	11,942
			11,942
		Hand/Machine Tools: 0.1%
162		Black & Decker Corp.	14,054
292		Snap-On, Inc.	14,302
159		Stanley Works	9,022
			37,378
		Healthcare - Products: 1.2%
582		Baxter International, Inc.	31,870
176		Becton Dickinson & Co.	13,541
550	@, @@	Covidien Ltd.	21,907
200		CR Bard, Inc.	16,678
2,407		Johnson & Johnson	148,729
750		Medtronic, Inc.	39,630
300	@	St. Jude Medical, Inc.	13,071
200		Stryker Corp.	13,360
200	@	Varian Medical Systems, Inc.	8,078
200	@	Zimmer Holdings, Inc.	15,666
			322,530
		Healthcare - Services: 0.6%
544		Aetna, Inc.	27,695
260	@	Coventry Health Care, Inc.	14,916
198	@	Humana, Inc.	12,690
81	@	Laboratory Corp. of America Holdings	6,290
1,076		UnitedHealth Group, Inc.	53,811
406	@	WellPoint, Inc.	32,720
			148,122
		Home Builders: 0.1%
300		Centex Corp.	8,673
200		KB Home	6,068
200		Lennar Corp.	5,654
			20,395
		Home Furnishings: 0.1%
100		Harman International Industries, Inc.	11,339
90		Whirlpool Corp.	8,677
			20,016
		Household Products/Wares: 0.2%
100		Clorox Co.	5,980
614		Kimberly-Clark Corp.	42,176
			48,156
		Housewares: 0.0%
400		Newell Rubbermaid, Inc.	10,316
			10,316
		Insurance: 2.5%
565	@@	ACE Ltd.	32,634
547		Aflac, Inc.	29,161
1,123		Allstate Corp.	61,484

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
142		AMBAC Financial Group, Inc.	$8,920
2,142		American International Group, Inc.	141,372
320		AON Corp.	13,862
200		Assurant, Inc.	10,308
640		Chubb Corp.	32,723
392		Cigna Corp.	20,259
550		Genworth Financial, Inc.	15,939
363		Hartford Financial Services Group, Inc.	32,274
291		Lincoln National Corp.	17,716
548		Loews Corp.	25,761
183		MBIA, Inc.	10,980
736		Metlife, Inc.	47,141
105		MGIC Investment Corp.	3,167
373		Principal Financial Group, Inc.	20,698
832		Progressive Corp.	16,923
433		Prudential Financial, Inc.	38,875
110		Safeco Corp.	6,382
252		Torchmark Corp.	15,513
650		Travelers Cos., Inc.	32,851
300		UnumProvident Corp.	7,341
200	@@	XL Capital Ltd.	15,240
			657,524
		Internet: 0.9%
350	@	Amazon.com, Inc.	27,969
966	@	eBay, Inc.	32,941
200	@	Google, Inc. - Class A	103,050
350	@	IAC/InterActiveCorp.	9,727
1,896	@	Symantec Corp.	35,664
700	@	Yahoo!, Inc.	15,911
			225,262
		Iron/Steel: 0.1%
430		Nucor Corp.	22,747
136		United States Steel Corp.	12,849
			35,596
		Leisure Time: 0.2%
200		Brunswick Corp.	5,030
545		Carnival Corp.	24,847
595		Harley-Davidson, Inc.	32,005
			61,882
		Lodging: 0.2%
200		Harrah’s Entertainment, Inc.	17,154
400		Hilton Hotels Corp.	18,380
200		Starwood Hotels & Resorts Worldwide, Inc.	12,224
			47,758
		Machinery - Construction & Mining: 0.2%
500		Caterpillar, Inc.	37,885
100	@	Terex Corp.	7,988
			45,873
		Machinery - Diversified: 0.3%
208		Cummins, Inc.	24,631
250		Deere & Co.	34,015
201		Rockwell Automation, Inc.	14,162
			72,808
		Media: 1.1%
1,051		CBS Corp. - Class B	33,117
400		Clear Channel Communications, Inc.	14,904
425	@	Comcast Corp. - Class A	11,088
2,550	@	DIRECTV Group, Inc.	59,492
350		Gannett Co., Inc.	16,450
358		McGraw-Hill Cos., Inc.	18,065
1,730		News Corp. - Class A	34,998
500		Time Warner, Inc.	9,490
600	@	Viacom - Class B	23,676
2,079		Walt Disney Co.	69,854
			291,134
		Mining: 0.2%
200		Alcoa, Inc.	7,306
397		Freeport-McMoRan Copper & Gold, Inc.	34,706
			42,012
		Miscellaneous Manufacturing: 2.1%
637		3M Co.	57,961
154		Cooper Industries Ltd.	7,880
238		Danaher Corp.	18,483
950		Eastman Kodak Co.	25,337
289		Eaton Corp.	27,230
6,763		General Electric Co.	262,860
706		Honeywell International, Inc.	39,642
400		Illinois Tool Works, Inc.	23,268
336		ITT Corp.	22,845
200		Pall Corp.	7,626
233		Parker Hannifin Corp.	25,041
200		Textron, Inc.	11,668
550	@@	Tyco International Ltd.	24,288
			554,129

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Office/Business Equipment: 0.1%
200		Pitney Bowes, Inc.	$8,934
919	@	Xerox Corp.	15,742
			24,676
		Oil & Gas: 4.4%
570		Anadarko Petroleum Corp.	27,919
300		Chesapeake Energy Corp.	9,678
2,577		Chevron Corp.	226,158
1,749		ConocoPhillips	143,226
437		Devon Energy Corp.	32,910
200		ENSCO International, Inc.	10,844
5,598		ExxonMobil Corp.	479,917
300		Hess Corp.	18,411
894		Marathon Oil Corp.	48,178
200		Murphy Oil Corp.	12,188
300		Noble Corp.	14,718
726		Occidental Petroleum Corp.	41,157
200		Sunoco, Inc.	14,628
300	@	Transocean, Inc.	31,527
582		Valero Energy Corp.	39,873
100		XTO Energy, Inc.	5,436
			1,156,768
		Oil & Gas Services: 0.6%
1,130		Halliburton Co.	39,087
250	@	National Oilwell Varco, Inc.	32,000
900		Schlumberger Ltd.	86,850
			157,937
		Packaging & Containers: 0.2%
340		Ball Corp.	17,809
250		Bemis Co.	7,468
650	@	Pactiv Corp.	19,013
			44,290
		Pharmaceuticals: 2.4%
350		Abbott Laboratories	18,169
200		Allergan, Inc.	12,002
276		AmerisourceBergen Corp.	13,207
1,850		Bristol-Myers Squibb Co.	53,928
433		Cardinal Health, Inc.	29,609
750		Eli Lilly & Co.	43,013
220	@	Express Scripts, Inc.	12,045
548	@	Forest Laboratories, Inc.	20,621
952	@	Gilead Sciences, Inc.	34,624
375	@	King Pharmaceuticals, Inc.	5,636
300	@	Medco Health Solutions, Inc.	25,635
1,934		Merck & Co., Inc.	97,029
400		Mylan Laboratories	6,040
5,004		Pfizer, Inc.	124,299
2,600		Schering-Plough Corp.	78,052
200	@	Watson Pharmaceuticals, Inc.	5,964
1,054		Wyeth	48,800
			628,673
		Pipelines: 0.2%
300		Questar Corp.	14,991
800		Spectra Energy Corp.	18,600
437		Williams Cos., Inc.	13,547
			47,138
		Retail: 2.2%
150	@	Autozone, Inc.	18,194
200	@	Bed Bath & Beyond, Inc.	6,928
429		Best Buy Co., Inc.	18,855
600	@	Big Lots, Inc.	17,862
574		Costco Wholesale Corp.	35,445
1,116		CVS Caremark Corp.	42,207
162		Darden Restaurants, Inc.	6,739
750		Family Dollar Stores, Inc.	21,960
842		Gap, Inc.	15,796
223		Home Depot, Inc.	8,543
251		JC Penney Co., Inc.	17,259
340	@	Kohl’s Corp.	20,162
1,356		Lowe’s Cos., Inc.	42,117
546		Macy’s, Inc.	17,319
1,082		McDonald’s Corp.	53,289
324		Nordstrom, Inc.	15,584
300		RadioShack Corp.	7,131
90	@	Sears Holding Corp.	12,920
421		Staples, Inc.	9,999
730	@	Starbucks Corp.	20,112
445		Target Corp.	29,339
545		TJX Cos., Inc.	16,617
1,961		Wal-Mart Stores, Inc.	85,558
300		Wendy’s International, Inc.	9,867
614		Yum! Brands, Inc.	20,090
			569,892

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Savings & Loans: 0.2%
1,746		Washington Mutual, Inc.	$64,113
			64,113
		Semiconductors: 1.1%
378		Altera Corp.	9,000
203		Analog Devices, Inc.	7,487
816		Applied Materials, Inc.	17,430
200	@	Broadcom Corp.	6,900
4,852		Intel Corp.	124,939
300		KLA-Tencor Corp.	17,241
550		Maxim Integrated Products	16,506
200	@	MEMC Electronic Materials, Inc.	12,284
420		National Semiconductor Corp.	11,054
300	@	Novellus Systems, Inc.	8,211
380	@	Nvidia Corp.	19,441
400	@	Teradyne, Inc.	5,956
900		Texas Instruments, Inc.	30,816
350		Xilinx, Inc.	8,950
			296,215
		Software: 1.6%
140	@	Adobe Systems, Inc.	5,985
320	@	Autodesk, Inc.	14,822
430		Automatic Data Processing, Inc.	19,668
423	@	BMC Software, Inc.	12,952
1,896		CA, Inc.	47,760
200	@	Citrix Systems, Inc.	7,270
633		First Data Corp.	21,028
167	@	Fiserv, Inc.	7,769
560	@	Intuit, Inc.	15,294
6,690		Microsoft Corp.	192,204
900	@	Novell, Inc.	6,696
3,367	@	Oracle Corp.	68,283
318		Paychex, Inc.	14,129
			433,860
		Telecommunications: 2.9%
300		Alltel Corp.	20,478
4,861		AT&T, Inc.	193,808
438	@	Avaya, Inc.	7,372
571		CenturyTel, Inc.	27,397
5,227	@	Cisco Systems, Inc.	166,846
500		Citizens Communications Co.	7,255
1,555		Corning, Inc.	36,340
584		Embarq Corp.	36,453
550	@	Juniper Networks, Inc.	18,106
2,206		Motorola, Inc.	37,392
1,810		Qualcomm, Inc.	72,201
1,750	@	Qwest Communications International, Inc.	15,663
2,294		Sprint Nextel Corp.	43,402
700	@	Tellabs, Inc.	7,385
1,962		Verizon Communications, Inc.	82,169
			772,267
		Toys/Games/Hobbies: 0.1%
300		Hasbro, Inc.	8,463
764		Mattel, Inc.	16,525
			24,988
		Transportation: 0.5%
100		CH Robinson Worldwide, Inc.	4,904
388		CSX Corp.	15,908
117		FedEx Corp.	12,833
910		Norfolk Southern Corp.	46,601
280		Union Pacific Corp.	31,240
200		United Parcel Service, Inc. - Class B	15,172
			126,658
		Total Common Stock
		(Cost $11,104,442)	11,587,817
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Apartments: 0.1%
120		Apartment Investment & Management Co.	5,364
200		Archstone-Smith Trust	11,760
			17,124
		Diversified: 0.0%
50		Vornado Realty Trust	5,330
			5,330
		Hotels: 0.0%
300		Host Hotels & Resorts, Inc.	6,687
			6,687
		Warehouse/Industrial: 0.1%
300		Prologis	18,048
			18,048
		Total Real Estate Investment Trusts
		(Cost $50,472)	47,189

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 42.4%
		Federal National Mortgage Corporation: 42.4%
$12,250,000	^^, Z	4.580%, due 09/15/09		$11,187,999
		Total U.S. Government Agency Obligations
		(Cost $11,386,815)		11,187,999
U.S. TREASURY OBLIGATIONS: 13.0%
		U.S. Treasury STRIP: 13.0%
3,755,000	^, Z	4.100%, due 11/15/09		3,433,516
		Total U.S. Treasury Obligations
		(Cost $3,410,521)		3,433,516
		Total Long-Term Investments
		(Cost $25,952,250)		26,256,521

Shares				Value
SHORT-TERM INVESTMENTS: 1.0%
		Mutual Fund: 0.6%
150,000	**	ING Institutional Prime Money Market Fund		$150,000
		Total Mutual Fund
		(Cost $150,000)		150,000

Principal Amount				Value
		Repurchase Agreement: 0.4%
$118,000		Goldman Sachs Repurchase Agreement dated 08/31/07, 5.200%, due 09/04/07, $118,068 to be received upon repurchase (Collateralized by $121,000 U.S. Treasury, Discount Note, Market Value $120,850, due 09/13/07)		$118,000
		Total Repurchase Agreement
		(Cost $118,000)		118,000
		Total Short-Term Investments
		(Cost $268,000)		268,000
		Total Investments in Securities
		(Cost $26,220,250)*	100.5%	$26,524,521
		Other Assets and Liabilities - Net	(0.5)	(120,650)
		Net Assets	100.0%	$26,403,871

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $26,325,649.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$785,280
	Gross Unrealized Depreciation	(586,408)
	Net Unrealized Appreciation	$198,872

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 40.8%
		Advertising: 0.1%
350		Omnicom Group	$17,826
			17,826
		Aerospace/Defense: 1.2%
309		Boeing Co.	29,880
232		General Dynamics Corp.	18,226
60		Goodrich Corp.	3,790
91		L-3 Communications Holdings, Inc.	8,964
349		Lockheed Martin Corp.	34,600
185		Northrop Grumman Corp.	14,585
315		Raytheon Co.	19,322
390		United Technologies Corp.	29,106
			158,473
		Agriculture: 0.7%
791		Altria Group, Inc.	54,903
278		Archer-Daniels-Midland Co.	9,369
92		Reynolds American, Inc.	6,083
350		UST, Inc.	17,248
			87,603
		Apparel: 0.4%
370	@	Coach, Inc.	16,476
356		Nike, Inc.	20,057
120		Polo Ralph Lauren Corp.	9,065
			45,598
		Auto Manufacturers: 0.2%
1,494		Ford Motor Co.	11,668
220		General Motors Corp.	6,763
155		Paccar, Inc.	13,260
			31,691
		Auto Parts & Equipment: 0.0%
38		Johnson Controls, Inc.	4,298
3		Wabco Holdings, Inc.	136
			4,434
		Banks: 2.4%
1,721		Bank of America Corp.	87,220
359		Bank of New York Mellon Corp.	14,514
217		BB&T Corp.	8,621
204		Capital One Financial Corp.	13,191
294		Comerica, Inc.	16,399
180		Fifth Third Bancorp.	6,424
217		Huntington Bancshares, Inc.	3,735
321		Keycorp.	10,689
140		Marshall & Ilsley Corp.	6,119
248		National City Corp.	6,674
50		Northern Trust Corp.	3,073
82		PNC Financial Services Group, Inc.	5,770
438		Regions Financial Corp.	13,709
181		State Street Corp.	11,106
159		SunTrust Banks, Inc.	12,521
197		US Bancorp.	6,373
798		Wachovia Corp.	39,086
1,324		Wells Fargo & Co.	48,379
			313,603
		Beverages: 0.8%
303		Anheuser-Busch Cos., Inc.	14,968
662		Coca-Cola Co.	35,602
235		Pepsi Bottling Group, Inc.	8,129
634		PepsiCo, Inc.	43,131
			101,830
		Biotechnology: 0.4%
360	@	Amgen, Inc.	18,040
200	@	Biogen Idec, Inc.	12,764
170	@	Celgene Corp.	10,916
155	@	Genzyme Corp.	9,674
			51,394
		Building Materials: 0.1%
150		American Standard Cos., Inc.	5,525
319		Masco Corp.	8,300
			13,825
		Chemicals: 0.7%
50		Air Products & Chemicals, Inc.	4,501
100		Ashland, Inc.	5,979
387		Dow Chemical Co.	16,498
100		Ecolab, Inc.	4,166
340		EI DuPont de Nemours & Co.	16,575
94		International Flavors & Fragrances, Inc.	4,722
212		Monsanto Co.	14,785

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
134		PPG Industries, Inc.	$9,829
70		Praxair, Inc.	5,296
73		Sherwin-Williams Co.	5,038
210		Sigma-Aldrich Corp.	9,408
			96,797
		Commercial Services: 0.3%
60	@	Apollo Group, Inc. - Class A	3,520
230	@	Convergys Corp.	3,853
79		Equifax, Inc.	3,043
169		McKesson Corp.	9,668
114		Moody’s Corp.	5,227
92		Robert Half International, Inc.	2,938
190		RR Donnelley & Sons Co.	6,806
311		Western Union Co.	5,856
			40,911
		Computers: 2.1%
50	@	Affiliated Computer Services, Inc.	2,502
370	@	Apple, Inc.	51,238
179	@	Computer Sciences Corp.	10,015
1,525	@	Dell, Inc.	43,081
308		Electronic Data Systems Corp.	7,050
985	@	EMC Corp.	19,365
1,066		Hewlett-Packard Co.	52,607
477		International Business Machines Corp.	55,661
66	@	Lexmark International, Inc.	2,459
86	@	NCR Corp.	4,280
287	@	Network Appliance, Inc.	7,996
130	@	Sandisk Corp.	7,288
1,370		Sun Microsystems, Inc.	7,343
			270,885
		Cosmetics/Personal Care: 0.7%
250		Colgate-Palmolive Co.	16,580
90		Estee Lauder Cos., Inc.	3,743
1,145		Procter & Gamble Co.	74,780
			95,103
		Distribution/Wholesale: 0.1%
70		Genuine Parts Co.	3,478
61		WW Grainger, Inc.	5,588
			9,066
		Diversified Financial Services: 2.9%
430		American Express Co.	25,207
144		Ameriprise Financial, Inc.	8,785
57		Bear Stearns Cos., Inc.	6,194
464		Charles Schwab Corp.	9,187
122		CIT Group, Inc.	4,584
1,768		Citigroup, Inc.	82,884
10		Cme Group, Inc.	5,548
210		Countrywide Financial Corp.	4,169
237	@	Discover Financial Services	5,484
170	@	E*Trade Financial Corp.	2,649
356		Fannie Mae	23,357
69		Franklin Resources, Inc.	9,092
70		Freddie Mac	4,313
197		Goldman Sachs Group, Inc.	34,674
110		Janus Capital Group, Inc.	2,925
1,400		JP Morgan Chase & Co.	62,328
50		Legg Mason, Inc.	4,341
244		Lehman Brothers Holdings, Inc.	13,379
425		Merrill Lynch & Co., Inc.	31,323
384		Morgan Stanley	23,950
200		SLM Corp.	10,056
			374,429
		Electric: 1.5%
204		American Electric Power Co., Inc.	9,074
119		Constellation Energy Group, Inc.	9,870
150		Dominion Resources, Inc.	12,777
250		DTE Energy Co.	11,953
220		Duke Energy Corp.	4,035
340	@	Dynegy, Inc. - Class A	2,751
556		Edison International	29,307
200		Entergy Corp.	20,724
267		FirstEnergy Corp.	16,404
270		FPL Group, Inc.	15,887
155		PG&E Corp.	6,898
240		PPL Corp.	11,582
70		Progress Energy, Inc.	3,212
174		Public Service Enterprise Group, Inc.	14,788
300		TECO Energy, Inc.	4,752
232		TXU Corp.	15,637
			189,651
		Electrical Components & Equipment: 0.1%
316		Emerson Electric Co.	15,557
			15,557

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Electronics: 0.3%
178	@	Agilent Technologies, Inc.	$6,479
140		Tektronix, Inc.	4,501
193	@	Thermo Electron Corp.	10,466
255	@	Tyco Electronics Ltd.	8,892
48	@	Waters Corp.	2,955
			33,293
		Engineering & Construction: 0.0%
30		Fluor Corp.	3,815
			3,815
		Entertainment: 0.0%
170		International Game Technology	6,489
			6,489
		Environmental Control: 0.1%
300	@	Allied Waste Industries, Inc.	3,831
331		Waste Management, Inc.	12,469
			16,300
		Food: 0.7%
237		Campbell Soup Co.	8,947
90	@	Dean Foods Co.	2,417
284		General Mills, Inc.	15,870
70		Hershey Co.	3,255
539		HJ Heinz Co.	24,304
180		Kellogg Co.	9,887
134		Kraft Foods, Inc.	4,296
322		Kroger Co.	8,559
198		Safeway, Inc.	6,283
70		Whole Foods Market, Inc.	3,098
70		WM Wrigley Jr. Co.	4,078
			90,994
		Forest Products & Paper: 0.2%
280		International Paper Co.	9,831
60		Temple-Inland, Inc.	3,305
100		Weyerhaeuser Co.	6,817
			19,953
		Gas: 0.1%
122		Sempra Energy	6,714
			6,714
		Hand/Machine Tools: 0.1%
77		Black & Decker Corp.	6,680
107		Snap-On, Inc.	5,241
91		Stanley Works	5,163
			17,084
		Healthcare - Products: 1.1%
304		Baxter International, Inc.	16,647
92		Becton Dickinson & Co.	7,078
255	@, @@	Covidien Ltd.	10,157
90		CR Bard, Inc.	7,505
1,051		Johnson & Johnson	64,941
330		Medtronic, Inc.	17,437
90	@	St. Jude Medical, Inc.	3,921
120		Stryker Corp.	8,016
60	@	Varian Medical Systems, Inc.	2,423
110	@	Zimmer Holdings, Inc.	8,616
			146,741
		Healthcare - Services: 0.6%
242		Aetna, Inc.	12,320
100	@	Coventry Health Care, Inc.	5,737
96	@	Humana, Inc.	6,153
42	@	Laboratory Corp. of America Holdings	3,262
496		UnitedHealth Group, Inc.	24,805
234	@	WellPoint, Inc.	18,858
			71,135
		Home Builders: 0.1%
100		Centex Corp.	2,891
120		KB Home	3,641
70		Lennar Corp.	1,979
			8,511
		Home Furnishings: 0.1%
40		Harman International Industries, Inc.	4,536
40		Whirlpool Corp.	3,856
			8,392
		Household Products/Wares: 0.2%
50		Clorox Co.	2,990
287		Kimberly-Clark Corp.	19,714
			22,704
		Housewares: 0.0%
190		Newell Rubbermaid, Inc.	4,900
			4,900
		Insurance: 2.3%
210	@@	ACE Ltd.	12,130
219		Aflac, Inc.	11,675
494		Allstate Corp.	27,047

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
42		AMBAC Financial Group, Inc.	$2,638
1,004		American International Group, Inc.	66,264
170		AON Corp.	7,364
80		Assurant, Inc.	4,123
312		Chubb Corp.	15,953
150		Cigna Corp.	7,752
230		Genworth Financial, Inc.	6,665
166		Hartford Financial Services Group, Inc.	14,759
164		Lincoln National Corp.	9,984
193		Loews Corp.	9,073
93		MBIA, Inc.	5,580
368		Metlife, Inc.	23,570
54		MGIC Investment Corp.	1,629
195		Principal Financial Group, Inc.	10,821
294		Progressive Corp.	5,980
224		Prudential Financial, Inc.	20,111
52		Safeco Corp.	3,017
97		Torchmark Corp.	5,971
327		Travelers Cos., Inc.	16,527
120		UnumProvident Corp.	2,936
110	@@	XL Capital Ltd.	8,382
			299,951
		Internet: 0.8%
170	@	Amazon.com, Inc.	13,585
378	@	eBay, Inc.	12,890
90	@	Google, Inc. - Class A	46,373
110	@	IAC/InterActiveCorp.	3,057
884	@	Symantec Corp.	16,628
320	@	Yahoo!, Inc.	7,274
			99,807
		Iron/Steel: 0.1%
188		Nucor Corp.	9,945
69		United States Steel Corp.	6,519
			16,464
		Leisure Time: 0.2%
100		Brunswick Corp.	2,515
239		Carnival Corp.	10,896
221		Harley-Davidson, Inc.	11,888
			25,299
		Lodging: 0.2%
80		Harrah’s Entertainment, Inc.	6,862
190		Hilton Hotels Corp.	8,731
74		Starwood Hotels & Resorts Worldwide, Inc.	4,523
			20,116
		Machinery - Construction & Mining: 0.2%
290		Caterpillar, Inc.	21,973
40	@	Terex Corp.	3,195
			25,168
		Machinery - Diversified: 0.2%
94		Cummins, Inc.	11,131
110		Deere & Co.	14,967
58		Rockwell Automation, Inc.	4,087
			30,185
		Media: 1.0%
405		CBS Corp. - Class B	12,762
260		Clear Channel Communications, Inc.	9,688
255	@	Comcast Corp. – Class A	6,653
1,080	@	DIRECTV Group, Inc.	25,196
140		Gannett Co., Inc.	6,580
170		McGraw-Hill Cos., Inc.	8,578
958		News Corp. - Class A	19,380
260		Time Warner, Inc.	4,935
310	@	Viacom - Class B	12,233
876		Walt Disney Co.	29,434
			135,439
		Mining: 0.2%
90		Alcoa, Inc.	3,288
203		Freeport-McMoRan Copper & Gold, Inc.	17,746
			21,034
		Miscellaneous Manufacturing: 2.1%
327		3M Co.	29,754
60		Cooper Industries Ltd.	3,070
127		Danaher Corp.	9,863
350		Eastman Kodak Co.	9,335
146		Eaton Corp.	13,756
3,299		General Electric Co.	128,220
312		Honeywell International, Inc.	17,519
230		Illinois Tool Works, Inc.	13,379
150		ITT Corp.	10,199
100		Pall Corp.	3,813
118		Parker Hannifin Corp.	12,681
100		Textron, Inc.	5,834
255	@@	Tyco International Ltd.	11,261
			268,684

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Office/Business Equipment: 0.1%
70		Pitney Bowes, Inc.	$3,127
438	@	Xerox Corp.	7,503
			10,630
		Oil & Gas: 4.0%
266		Anadarko Petroleum Corp.	13,029
150		Chesapeake Energy Corp.	4,839
1,092		Chevron Corp.	95,834
776		ConocoPhillips	63,547
191		Devon Energy Corp.	14,384
120		ENSCO International, Inc.	6,506
2,505		ExxonMobil Corp.	214,754
140		Hess Corp.	8,592
384		Marathon Oil Corp.	20,694
110		Murphy Oil Corp.	6,703
140		Noble Corp.	6,868
390		Occidental Petroleum Corp.	22,109
100		Sunoco, Inc.	7,314
130	@	Transocean, Inc.	13,662
244		Valero Energy Corp.	16,716
50		XTO Energy, Inc.	2,718
			518,269
		Oil & Gas Services: 0.5%
384		Halliburton Co.	13,283
100	@	National Oilwell Varco, Inc.	12,800
390		Schlumberger Ltd.	37,635
			63,718
		Packaging & Containers: 0.2%
171		Ball Corp.	8,957
100		Bemis Co.	2,987
290	@	Pactiv Corp.	8,483
			20,427
		Pharmaceuticals: 2.2%
150		Abbott Laboratories	7,787
120		Allergan, Inc.	7,201
152		AmerisourceBergen Corp.	7,273
730		Bristol-Myers Squibb Co.	21,280
194		Cardinal Health, Inc.	13,266
350		Eli Lilly & Co.	20,073
130	@	Express Scripts, Inc.	7,118
185	@	Forest Laboratories, Inc.	6,962
306	@	Gilead Sciences, Inc.	11,129
181	@	King Pharmaceuticals, Inc.	2,720
140	@	Medco Health Solutions, Inc.	11,963
875		Merck & Co., Inc.	43,899
220		Mylan Laboratories	3,322
2,457		Pfizer, Inc.	61,032
1,100		Schering-Plough Corp.	33,022
110	@	Watson Pharmaceuticals, Inc.	3,280
441		Wyeth	20,418
			281,745
		Pipelines: 0.2%
120		Questar Corp.	5,996
290		Spectra Energy Corp.	6,743
264		Williams Cos., Inc.	8,184
			20,923
		Retail: 2.0%
50	@	Autozone, Inc.	6,065
80	@	Bed Bath & Beyond, Inc.	2,771
189		Best Buy Co., Inc.	8,307
240	@	Big Lots, Inc.	7,145
274		Costco Wholesale Corp.	16,920
454		CVS Caremark Corp.	17,170
78		Darden Restaurants, Inc.	3,245
332		Family Dollar Stores, Inc.	9,721
430		Gap, Inc.	8,067
82		Home Depot, Inc.	3,141
161		JC Penney Co., Inc.	11,070
150	@	Kohl’s Corp.	8,895
534		Lowe’s Cos., Inc.	16,586
278		Macy’s, Inc.	8,818
479		McDonald’s Corp.	23,591
130		Nordstrom, Inc.	6,253
140		RadioShack Corp.	3,328
40	@	Sears Holding Corp.	5,742
129		Staples, Inc.	3,064
314	@	Starbucks Corp.	8,651
287		Target Corp.	18,922
258		TJX Cos., Inc.	7,866
891		Wal-Mart Stores, Inc.	38,874
100		Wendy’s International, Inc.	3,289
254		Yum! Brands, Inc.	8,311
			255,812

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Savings & Loans: 0.2%
727		Washington Mutual, Inc.	$26,695
			26,695
		Semiconductors: 1.1%
243		Altera Corp.	5,786
126		Analog Devices, Inc.	4,647
470		Applied Materials, Inc.	10,039
170	@	Broadcom Corp.	5,865
2,172		Intel Corp.	55,929
160		KLA-Tencor Corp.	9,195
186		Maxim Integrated Products	5,582
100	@	MEMC Electronic Materials, Inc.	6,142
253		National Semiconductor Corp.	6,659
150	@	Novellus Systems, Inc.	4,106
190	@	Nvidia Corp.	9,720
200	@	Teradyne, Inc.	2,978
400		Texas Instruments, Inc.	13,696
160		Xilinx, Inc.	4,091
			144,435
		Software: 1.5%
90	@	Adobe Systems, Inc.	3,848
152	@	Autodesk, Inc.	7,041
251		Automatic Data Processing, Inc.	11,481
195	@	BMC Software, Inc.	5,971
804		CA, Inc.	20,253
110	@	Citrix Systems, Inc.	3,999
271		First Data Corp.	9,003
106	@	Fiserv, Inc.	4,931
194	@	Intuit, Inc.	5,298
2,991		Microsoft Corp.	85,931
400	@	Novell, Inc.	2,976
1,312	@	Oracle Corp.	26,607
128		Paychex, Inc.	5,687
			193,026
		Telecommunications: 2.7%
170		Alltel Corp.	11,604
2,165		AT&T, Inc.	86,319
269	@	Avaya, Inc.	4,527
237		CenturyTel, Inc.	11,371
2,354	@	Cisco Systems, Inc.	75,140
230		Citizens Communications Co.	3,337
578		Corning, Inc.	13,508
252		Embarq Corp.	15,730
270	@	Juniper Networks, Inc.	8,888
1,023		Motorola, Inc.	17,340
772		Qualcomm, Inc.	30,795
780	@	Qwest Communications International, Inc.	6,981
1,191		Sprint Nextel Corp.	22,534
300	@	Tellabs, Inc.	3,165
955		Verizon Communications, Inc.	39,995
			351,234
		Toys/Games/Hobbies: 0.1%
140		Hasbro, Inc.	3,949
276		Mattel, Inc.	5,970
			9,919
		Transportation: 0.4%
60		CH Robinson Worldwide, Inc.	2,942
158		CSX Corp.	6,478
58		FedEx Corp.	6,361
395		Norfolk Southern Corp.	20,228
133		Union Pacific Corp.	14,839
90		United Parcel Service, Inc. - Class B	6,827
			57,675
		Total Common Stock
		(Cost $ 5,069,209 )	5,272,356
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Apartments: 0.1%
50		Apartment Investment & Management Co.	2,235
90		Archstone-Smith Trust	5,292
			7,527
		Diversified: 0.0%
40		Vornado Realty Trust	4,264
			4,264
		Hotels: 0.0%
180		Host Hotels & Resorts, Inc.	4,012
			4,012
		Warehouse/Industrial: 0.1%
140		Prologis	8,422
			8,422
		Total Real Estate Investment Trusts
		(Cost $26,152)	24,225

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 37.5%
		Federal National Mortgage Corporation: 37.5%
$2,697,000	^, Z	4.440%, due 11/15/09	$2,450,386
2,651,000	^, Z	4.500%, due 01/15/10	2,391,605
		Total U.S. Government Agency Obligations
		(Cost $4,893,739)	4,841,991
U.S. TREASURY OBLIGATIONS: 21.0%
		U.S. Treasury STRIP: 21.0%
3,000,000	^^, Z	4.340%, due 02/15/10	2,706,939
		Total U.S. Treasury Obligations
		(Cost $2,686,118)	2,706,939
		Total Long-Term Investments
		(Cost $12,675,218)	12,845,511

Shares				Value
SHORT-TERM INVESTMENTS: 0.8%
		Mutual Fund: 0.8%
98,000	**	ING Institutional Prime Money Market Fund		$98,000
		Total Short-Term Investments
		(Cost $98,000)		98,000
		Total Investments in Securities
		(Cost $12,773,218)*	100.3%	$12,943,511
		Other Assets and Liabilities - Net	(0.3)	(39,159)
		Net Assets	100.0%	$12,904,352

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $12,877,199.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$279,020
	Gross Unrealized Depreciation	(212,708)
	Net Unrealized Appreciation	$66,312

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of August 31, 2007 (Unaudited)

Shares		Value
COMMON STOCK: 1.7%
	Lodging: 0.9%
43,700	Starwood Hotels & Resorts Worldwide, Inc.	$2,670,944
		2,670,944
	Real Estate: 0.8%
111,650	Brookfield Properties Co. (U.S. Denominated Security)	2,576,882
		2,576,882
	Total Common Stock
	(Cost $5,650,101)	5,247,826
REAL ESTATE INVESTMENT TRUSTS: 96.5%
	Apartments: 19.6%
210,300	Archstone-Smith Trust	12,365,640
120,300	AvalonBay Communities, Inc.	13,759,914
109,700	BRE Properties, Inc.	6,092,738
86,200	Camden Property Trust	5,300,438
146,500	Equity Residential	5,895,160
136,700	Home Properties, Inc.	6,947,094
109,800	Post Properties, Inc.	4,382,118
179,600	UDR, Inc.	4,509,756
		59,252,858
	Diversified: 5.9%
167,100	Vornado Realty Trust	17,811,189
		17,811,189
	Health Care: 6.7%
285,900	Nationwide Health Properties, Inc.	7,933,725
207,400	Omega Healthcare Investors, Inc.	3,088,186
242,925	Ventas, Inc.	9,250,584
		20,272,495
	Hotels: 7.5%
90,400	FelCor Lodging Trust, Inc.	1,983,376
615,338	Host Hotels & Resorts, Inc.	13,715,884
69,500	LaSalle Hotel Properties	2,893,980
145,100	Strategic Hotel Capital, Inc.	2,984,707
40,100	Sunstone Hotel Investors, Inc.	1,081,096
		22,659,043
	Office Property: 16.6%
124,300	BioMed Realty Trust, Inc.	3,030,434
170,300	Boston Properties, Inc.	17,041,921
71,950	Corporate Office Properties Trust SBI MD	3,098,887
158,100	Douglas Emmett, Inc.	3,865,545
148,200	Highwoods Properties, Inc.	5,289,258
74,100	Kilroy Realty Corp.	4,529,733
116,900	SL Green Realty Corp.	13,035,519
		49,891,297
	Regional Malls: 17.0%
232,600	General Growth Properties, Inc.	11,562,546
115,100	Macerich Co.	9,348,422
246,000	Simon Property Group, Inc.	23,350,320
137,900	Taubman Centers, Inc.	7,112,882
		51,374,170
	Shopping Centers: 14.0%
138,150	Acadia Realty Trust	3,449,606
115,500	Equity One, Inc.	3,021,480
147,900	Federal Realty Investment Trust	12,433,953
151,123	Kimco Realty Corp.	6,471,087
174,900	Regency Centers Corp.	12,150,303
125,800	Tanger Factory Outlet Centers, Inc.	4,789,206
		42,315,635
	Storage: 2.0%
98,900	Extra Space Storage, Inc.	1,520,093
58,702	Public Storage, Inc.	4,448,438
		5,968,531
	Warehouse/Industrial: 7.2%
64,525	AMB Property Corp.	3,547,585
302,700	Prologis	18,210,430
		21,758,015
	Total Real Estate Investment Trusts
	(Cost $210,330,413)	291,303,233
	Total Long-Term Investments
	(Cost $215,980,514)	296,551,059

Principal Amount			Value
SHORT-TERM INVESTMENTS: 1.7%
		U.S. Government Agency Obligations: 1.7%
$5,188,000	Z	Federal Home Loan Bank, 4.000%, due 09/04/07	$5,185,694

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
	U.S. Government Agency Obligations (continued)
	Total Short-Term Investments
	(Cost $5,185,694)		$5,185,694
	Total Investments in Securities
	(Cost $221,166,208)*	99.9%	$301,736,753
	Other Assets and Liabilities - Net	0.1	260,119
	Net Assets	100.0%	$301,996,872

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $225,211,809.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$79,441,572
	Gross Unrealized Depreciation	(2,916,628)
	Net Unrealized Appreciation	$76,524,944

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 93.6%
		Aerospace/Defense: 2.0%
25,600		DRS Technologies, Inc.	$1,343,488
33,900	@	Moog, Inc.	1,443,123
			2,786,611
		Apparel: 2.7%
41,800	@, @@, L	Gildan Activewear, Inc.	1,354,738
24,500		Phillips-Van Heusen	1,426,635
42,300	@	Steven Madden Ltd.	1,041,426
			3,822,799
		Banks: 1.8%
94,200	L	Bank Mutual Corp.	1,117,212
18,800	@	Signature Bank	649,728
30,100		Whitney Holding Corp.	833,770
			2,600,710
		Biotechnology: 2.7%
26,100	@, L	Alexion Pharmaceuticals, Inc.	1,578,267
130,600	@, L	Human Genome Sciences, Inc.	1,202,826
20,400	@, L	Integra LifeSciences Holdings Corp.	990,828
			3,771,921
		Chemicals: 2.3%
29,831		Albemarle Corp.	1,207,261
11,900		Minerals Technologies, Inc.	784,329
42,300		UAP Holding Corp.	1,265,193
			3,256,783
		Commercial Services: 7.3%
20,500	@, L	Advisory Board Co.	1,179,365
22,100		Arbitron, Inc.	1,101,243
28,100	@	Corrections Corp. of America	721,046
77,657	L	Diamond Management & Technology Consultants, Inc.	782,006
34,100	@, L	FTI Consulting, Inc.	1,790,932
41,600	@	Geo Group, Inc.	1,238,432
26,032	@, L	Kendle International, Inc.	1,019,413
38,700	@	Kenexa Corp.	1,075,473
18,600	@	Resources Connection, Inc.	558,000
26,900	@, L	Vistaprint Ltd.	884,472
			10,350,382
		Computers: 7.4%
17,400	@	CACI International, Inc.	887,748
45,800	@	Electronics for Imaging	1,194,464
47,200	@, L	Komag, Inc.	1,517,008
39,900	@, @@, L	Logitech International	1,086,477
126,200	@, L	Mentor Graphics Corp.	1,761,752
25,965	@, L	Micros Systems, Inc.	1,566,728
55,400	@, @@, L	Ness Technologies, Inc.	616,602
92,883	@, @@, L	Xyratex Ltd.	1,933,823
			10,564,602
		Cosmetics/Personal Care: 0.4%
60,500	@	Physicians Formula Holdings, Inc.	609,840
			609,840
		Distribution/Wholesale: 0.8%
99,000	@	Brightpoint, Inc.	1,153,350
			1,153,350
		Diversified Financial Services: 3.5%
13,600	@	GFI Group, Inc.	1,006,400
30,200	@	Investment Technology Group, Inc.	1,222,194
24,326	@, L	KBW, Inc.	671,884
18,800	@	Piper Jaffray Cos.	965,568
46,407		Waddell & Reed Financial, Inc.	1,152,750
			5,018,796
		Electronics: 4.2%
43,900	@	Benchmark Electronics, Inc.	1,101,012
22,600	@	Cymer, Inc.	895,864
35,100		Keithley Instruments, Inc.	351,000
22,400	@	Thomas & Betts Corp.	1,240,736
31,678	@	Trimble Navigation Ltd.	1,118,550
21,500	@	Varian, Inc.	1,290,430
			5,997,592
		Energy - Alternate Sources: 0.3%
14,300	@, L	Comverge, Inc.	394,823
			394,823
		Engineering & Construction: 0.6%
29,293	@	EMCOR Group, Inc.	918,336
			918,336
		Entertainment: 1.1%
67,300	@	Macrovision Corp.	1,597,029
			1,597,029

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Environmental Control: 0.9%
39,800	@	Waste Connections, Inc.	$1,210,716
			1,210,716
		Gas: 0.7%
39,300	L	Piedmont Natural Gas Co.	1,037,520
			1,037,520
		Hand/Machine Tools: 0.4%
14,200	L	Franklin Electric Co., Inc.	586,176
			586,176
		Healthcare - Products: 5.0%
12,600		Cooper Cos., Inc.	614,376
27,100	@	DJO, Inc.	1,319,228
9,700	@, L	Hologic, Inc.	515,555
34,501	@, L	Kyphon, Inc.	2,307,082
30,000	@, L	Luminex Corp.	425,100
32,900		Meridian Bioscience, Inc.	848,820
15,400	@, L	Resmed, Inc.	626,164
27,500	@, L	Spectranetics Corp.	405,075
			7,061,400
		Healthcare - Services: 3.2%
20,100	@, L	Healthways, Inc.	1,000,980
6,400	@, L	Lhc Group, Inc.	128,192
27,600	@	Magellan Health Services, Inc.	1,120,560
12,204	@	Pediatrix Medical Group, Inc.	727,969
43,600	@, L	Psychiatric Solutions, Inc.	1,607,096
			4,584,797
		Housewares: 1.2%
29,400		Toro Co.	1,739,010
			1,739,010
		Insurance: 1.1%
43,400	@@	Aspen Insurance Holdings Ltd.	1,088,906
8,553	@	ProAssurance Corp.	449,717
			1,538,623
		Internet: 2.6%
23,700	@, L	Digital River, Inc.	1,098,732
20,400	@, L	Nutri/System, Inc.	1,106,292
70,209	@	Trizetto Group	1,097,367
21,200	@	Valueclick, Inc.	424,848
			3,727,239
		Leisure Time: 1.1%
28,972	@, L	Life Time Fitness, Inc.	1,609,974
			1,609,974
		Lodging: 0.5%
73,700	@	Red Lion Hotels Corp.	694,991
			694,991
		Machinery - Diversified: 3.3%
42,873	@, L	Intermec, Inc.	1,052,532
13,900	@, L	Middleby Corp.	1,022,206
26,500		Nordson Corp.	1,330,565
34,000		Wabtec Corp.	1,273,980
			4,679,283
		Media: 0.6%
38,500	L	Entercom Communications Corp.	820,050
			820,050
		Mining: 0.8%
105,600	@, L	Coeur d’Alene Mines Corp.	361,152
10,900	@	RTI International Metals, Inc.	759,948
			1,121,100
		Miscellaneous Manufacturing: 1.1%
17,000		Barnes Group, Inc.	534,820
24,000	@	EnPro Industries, Inc.	1,002,960
			1,537,780
		Oil & Gas: 4.3%
39,200	@, L	Carrizo Oil & Gas, Inc.	1,539,384
75,200	@, L	EXCO Resources, Inc.	1,263,360
100,000	@, L	McMoRan Exploration Co.	1,359,000
63,400	@, L	Parallel Petroleum Corp.	1,121,546
78,500	@, L	Petroquest Energy, Inc.	876,060
			6,159,350
		Oil & Gas Services: 1.2%
14,500	@	Dril-Quip, Inc.	682,370
10,100	@	FMC Technologies, Inc.	956,470
			1,638,840
		Packaging & Containers: 0.9%
22,700		Greif, Inc.	1,321,594
			1,321,594
		Pharmaceuticals: 4.1%
73,300	@, L	Akorn, Inc.	557,080
82,400	@, L	BioMarin Pharmaceuticals, Inc.	1,769,952
40,900	@, @@, L	Cardiome Pharma Corp.	362,783
47,200	@, L	Cubist Pharmaceuticals, Inc.	1,079,936
52,700	@, L	Sciele Pharma, Inc.	1,216,316
21,800	@, L	USANA Health Sciences, Inc.	830,144
			5,816,211

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail: 5.9%
21,800		Casey’s General Stores, Inc.	$618,248
30,800		Cash America International, Inc.	1,110,648
37,200	@, L	JOS A Bank Clothiers, Inc.	1,121,580
20,000		Longs Drug Stores Corp.	1,054,600
63,100	@	Morton’s Restaurant Group, Inc.	1,118,132
34,600	@, L	Pantry, Inc.	1,153,218
52,000	@	Sonic Corp.	1,134,640
38,200	@, L	Tween Brands, Inc.	1,126,900
			8,437,966
		Savings & Loans: 0.9%
85,100	L	NewAlliance Bancshares, Inc.	1,268,841
			1,268,841
		Semiconductors: 6.6%
10,000	@	Cirrus Logic, Inc.	68,100
141,300	@, L	Entegris, Inc.	1,333,872
24,800	@	Fairchild Semiconductor International, Inc.	465,248
36,200	@	Formfactor, Inc.	1,642,032
55,800	@	Integrated Device Technology, Inc.	872,712
58,900	L	Micrel, Inc.	644,955
90,800	@	ON Semiconductor Corp.	1,064,176
96,600	@	Semtech Corp.	1,723,344
56,900	@, @@	Verigy Ltd.	1,503,298
			9,317,737
		Software: 3.5%
39,000	@	Ansys, Inc.	1,292,070
39,200		Blackbaud, Inc.	990,584
11,100	@	Pros Holdings, Inc.	148,185
61,700	@	THQ, Inc.	1,776,343
22,500	@, L	Verifone Holdings, Inc.	831,600
			5,038,782
		Storage/Warehousing: 0.5%
31,400	@	Mobile Mini, Inc.	760,194
			760,194
		Telecommunications: 3.7%
69,000		Alaska Communications Systems Group, Inc.	942,540
45,600	@	Foundry Networks, Inc.	843,144
35,100	@, L	NeuStar, Inc.	1,109,862
61,394	@, L	RCN Corp.	883,460
43,500	@	SBA Communications Corp.	1,416,795
			5,195,801
		Transportation: 2.4%
26,900	@, L	American Commercial Lines, Inc.	694,827
26,800	@, L	Genesee & Wyoming, Inc.	733,784
26,000	@	HUB Group, Inc.	867,620
20,400		Knight Transportation, Inc.	375,156
22,100	@, L	PHI, Inc.	670,956
			3,342,343
		Total Common Stock
		(Cost $121,393,817)	133,089,892
REAL ESTATE INVESTMENT TRUSTS: 2.5%
		Diversified: 0.9%
32,101		Digital Realty Trust, Inc.	1,251,939
			1,251,939
		Health Care: 0.6%
28,800	L	Nationwide Health Properties, Inc.	799,200
			799,200
		Mortgage: 0.5%
48,500	L	Annaly Capital Management, Inc.	683,365
			683,365
		Storage: 0.5%
57,700	L	U-Store-It Trust	782,412
			782,412
		Total Real Estate Investment Trusts
		(Cost $3,613,275)	3,516,916
EXCHANGE-TRADED FUNDS: 0.4%
		Exchange-Traded Funds: 0.4%
6,801	L	iShares Russell 2000 Growth Index Fund	566,183

		Total Exchange-Traded Funds
		(Cost $548,027)	566,183
		Total Long-Term Investments
		(Cost $125,555,119)	137,172,991

Principal Amount			Value
SHORT-TERM INVESTMENTS: 31.2%
		Mutual Fund: 3.6%
$5,100,000	**	ING Institutional Prime Money Market Fund	$5,100,000

		Total Mutual Fund
		(Cost $5,100,000)	5,100,000

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
	Repurchase Agreement: 0.1%
$173,000	Morgan Stanley Repurchase Agreement dated 08/31/07, 5.250%, due 09/04/07, $173,101 to be received upon repurchase (Collateralized by $180,000 Federal National Mortgage Association, Discount Note, Market Value $178,506, due 10/31/07)		$173,000
	Total Repurchase Agreement
	(Cost $173,000)		173,000
	Securities Lending Collateralcc: 27.5%
39,002,851	Bank of New York Mellon Corp. Institutional Cash Reserves		39,002,851
	Total Securities Lending Collateral
	(Cost $39,002,851)		39,002,851
	Total Short-Term Investments
	(Cost $44,275,851)		44,275,851
	Total Investments in Securities
	(Cost $169,830,970)*	127.7%	$181,448,842
	Other Assets and Liabilities - Net	(27.7)	(39,366,589)
	Net Assets	100.0%	$142,082,253

@	Non-income producing security
@@	Foreign Issuer
L	Loaned security, a portion or all of the security is on loan at August 31, 2007.
**	Investment in affiliate

*	Cost for federal income tax purposes is $169,989,151.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$18,118,285
	Gross Unrealized Depreciation	(6,658,594)
	Net Unrealized Appreciation	$11,459,691

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Choice Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 94.1%
		Aerospace/Defense: 0.0%
320		Kaman Corp.	$10,531
100	@	Sequa Corp.	16,415
			26,946
		Agriculture: 0.1%
400		Andersons, Inc.	18,904
1,490		Universal Corp.	73,204
			92,108
		Airlines: 0.1%
230	@	ExpressJet Holdings, Inc.	1,003
2,000	@	JetBlue Airways Corp.	19,040
2,300	@	Republic Airways Holdings, Inc.	43,792
2,000		Skywest, Inc.	50,260
			114,095
		Apparel: 0.5%
9,800		Cherokee, Inc.	372,400
3,800		Kellwood Co.	74,860
			447,260
		Auto Parts & Equipment: 0.2%
650		American Axle & Manufacturing Holdings, Inc.	15,158
3,650		ArvinMeritor, Inc.	63,693
1,900	@	Commercial Vehicle Group, Inc.	27,018
2,500	@	Exide Technologies	16,625
810	@	Lear Corp.	23,676
550		Modine Manufacturing Co.	15,428
1,500		Superior Industries International	29,820
500	@	Tenneco, Inc.	15,875
			207,293
		Banks: 3.7%
720	I	Alabama National Bancorp.	37,987
400		Amcore Financial, Inc.	10,712
3,300	@@	Banco Latinoamericano de Exportaciones SA	61,941
78,486	@	Bancorp, Inc.	1,591,696
1,100		Capitol Bancorp., Ltd.	27,709
15,600		Cathay General Bancorp.	507,156
670		Central Pacific Financial Corp.	21,319
800		Chemical Financial Corp.	20,256
1,190		Citizens Banking Corp.	20,980
4,150		Community Bank System, Inc.	83,457
330		Community Banks, Inc.	9,689
600		Community Trust Bancorp., Inc.	19,206
22,700		Corus Bankshares, Inc.	303,272
1,670		First Community Bancorp., Inc.	90,614
400		First Merchants Corp.	8,476
300		First Republic Bank	16,365
800		Fremont General Corp.	3,600
750		Greater Bay Bancorp.	21,113
500		Hancock Holding Co.	20,000
690		Imperial Capital Bancorp, Inc.	23,874
2,700		Irwin Financial Corp.	28,755
2,000		Macatawa Bank Corp.	28,420
1,521		Mainsource Financial Group I	26,678
1,300		Midwest Banc Holdings, Inc.	19,448
1,000		NBT Bancorp., Inc.	21,940
1,109		Omega Financial Corp.	29,289
2,160	@@	Oriental Financial Group	22,507
600		Prosperity Bancshares, Inc.	20,262
540		Provident Bankshares Corp.	16,686
930		Sterling Financial Corp.	23,687
4,930		Susquehanna Bancshares, Inc.	96,924
900		Trustmark Corp.	25,416
1,100		UCBH Holdings, Inc.	18,282
1,300		Umpqua Holdings Corp.	28,210
1,429	@@	W Holding Co., Inc.	3,344
700		Wesbanco, Inc.	18,711
500		Wintrust Financial Corp.	21,570
			3,349,551
		Biotechnology: 0.1%
1,600	@	Applera Corp. - Celera Genomics Group	21,072
1,400	@	Arena Pharmaceuticals, Inc.	18,760
300	@	Bio-Rad Laboratories, Inc.	25,296
4,240		Cambrex Corp.	52,873
700	@	Martek Biosciences Corp.	18,914
			136,915
		Building Materials: 2.3%
100,800		Gibraltar Industries, Inc.	2,013,984
200		Texas Industries, Inc.	14,744

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Choice Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Building Materials (continued)
3,350	@	US Concrete, Inc.	$26,633
			2,055,361
		Chemicals: 0.6%
12,900		Balchem Corp.	264,966
610		CF Industries Holdings, Inc.	38,631
910		HB Fuller Co.	24,488
380		Minerals Technologies, Inc.	25,046
1,160	@	OM Group, Inc.	57,304
600	@	Rockwood Holdings, Inc.	19,230
2,000		Sensient Technologies Corp.	54,180
1,400		Spartech Corp.	30,324
900	@	WR Grace & Co.	20,106
			534,275
		Commercial Services: 1.5%
5,795		ABM Industries, Inc.	135,487
2,590	@	Albany Molecular Research, Inc.	37,866
2,100		Kelly Services, Inc.	47,712
7,300		Landauer, Inc.	370,037
1,000	@	Live Nation, Inc.	20,700
16,600		McGrath Rentcorp	531,698
3,710	@	MPS Group, Inc.	51,050
800		Pharmanet Development Group	23,040
866	@	PHH Corp.	23,321
1,120	@	Rent-A-Center, Inc.	21,526
1,100	@	SAIC, Inc.	20,141
4,510	@	Spherion Corp.	39,868
400	@, @@	Steiner Leisure Ltd.	17,304
			1,339,750
		Computers: 2.1%
2,800		Agilysys, Inc.	47,768
400	@	CACI International, Inc.	20,408
7,980	@	Ciber, Inc.	63,281
5,230		Computer Services, Inc.	206,585
3,280		Imation Corp.	95,415
1,250	@	Palm, Inc.	18,763
1,290	@	Perot Systems Corp.	20,163
283,200	@	Quantum Corp.	909,072
2,500	@	Radisys Corp.	27,325
6,850	@	Silicon Storage Technology, Inc.	21,372
15,000		Syntel, Inc.	518,550
			1,948,702
		Cosmetics/Personal Care: 0.5%
6,800	@	Chattem, Inc.	419,628
			419,628
		Distribution/Wholesale: 0.4%
10,100		Owens & Minor, Inc.	402,990
			402,990
		Diversified Financial Services: 2.1%
800		Calamos Asset Management, Inc.	18,576
160		Centerline Holding Co.	2,528
200		Federal Agricultural Mortgage Corp.	6,520
8,700		Financial Federal Corp.	265,437
2,380		Friedman Billings Ramsey Group, Inc.	11,162
39,400		IndyMac Bancorp., Inc.	953,480
950	@	Interactive Brokers Group, Inc. - Class A	25,422
1,260	@	Knight Capital Group, Inc.	17,312
11,880		National Financial Partners Corp.	580,813
2,250	@	Ocwen Financial Corp.	21,105
500	@	Piper Jaffray Cos.	25,680
1,100		SWS Group, Inc.	19,514
			1,947,549
		Electric: 0.6%
500		Allete, Inc.	21,055
5,940	@	Aquila, Inc.	23,641
800		Avista Corp.	15,656
1,150		Black Hills Corp.	47,369
690		CH Energy Group, Inc.	32,616
2,500		Cleco Corp.	57,600
1,100	@	El Paso Electric Co.	24,552
1,650		Empire District Electric Co.	37,835
650		Idacorp, Inc.	21,106
850		NorthWestern Corp.	22,814
3,400		PNM Resources, Inc.	78,608
850		Unisource Energy Corp.	25,177
4,300		Westar Energy, Inc.	104,447
			512,476
		Electrical Components & Equipment: 1.8%
2,390	@	EnerSys	43,163
28,000	@	General Cable Corp.	1,629,040
			1,672,203
		Electronics: 1.4%
900	@	Benchmark Electronics, Inc.	22,572
500		Brady Corp. - Class A	19,465

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Choice Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
890	@	Coherent, Inc.	$26,780
113,000		Keithley Instruments, Inc.	1,130,000
7,950	@	Kemet Corp.	54,855
650		Methode Electronics, Inc.	9,386
2,200	@	Multi-Fineline Electronix In	27,918
			1,290,976
		Engineering & Construction: 0.1%
630	@	EMCOR Group, Inc.	19,751
400	@	Washington Group International, Inc.	33,880
			53,631
		Entertainment: 0.1%
3,400	@	Bluegreen Corp.	28,458
700	@	Pinnacle Entertainment, Inc.	19,474
			47,932
		Environmental Control: 0.0%
400		Mine Safety Appliances Co.	19,168
			19,168
		Food: 4.3%
350	@	Chiquita Brands International, Inc.	5,460
188,300		Del Monte Foods Co.	1,984,682
550	@	Hain Celestial Group, Inc.	16,093
850		Imperial Sugar Co.	24,438
970		Nash Finch Co.	36,385
1,150	@	Performance Food Group Co.	32,706
600		Ruddick Corp.	19,548
53,598	@	Smithfield Foods, Inc.	1,754,263
1,640	@	TreeHouse Foods, Inc.	44,149
430		Weis Markets, Inc.	18,481
850	@	Winn-Dixie Stores, Inc.	17,791
			3,953,996
		Forest Products & Paper: 11.3%
88,500		Bowater, Inc.	1,490,340
64,700	@	Buckeye Technologies, Inc.	1,007,379
160,100		Glatfelter	2,363,076
68,300	@	Jefferson Smurfit Corp.	721,248
3,720	@	Mercer International, Inc.	33,257
1,100		Rock-Tenn Co.	31,889
133,100	@@	Sappi Ltd. ADR	2,129,600
1,350		Schweitzer-Mauduit International, Inc.	30,767
225,400		Wausau Paper Corp.	2,531,242
			10,338,798
		Gas: 0.3%
350		Laclede Group, Inc.	11,424
470		New Jersey Resources Corp.	23,021
720		Nicor, Inc.	29,923
550		Northwest Natural Gas Co.	25,553
1,250		Piedmont Natural Gas Co.	33,000
830		Southwest Gas Corp.	24,078
2,700		WGL Holdings, Inc.	88,803
			235,802
		Hand/Machine Tools: 6.3%
32,400		Kennametal, Inc.	2,613,384
43,090		Lincoln Electric Holdings, Inc.	3,099,895
			5,713,279
		Healthcare - Products: 0.3%
1,550	@	Conmed Corp.	45,028
400	@	Inverness Medical Innovations, Inc.	19,256
6,430		Young Innovations, Inc.	176,375
			240,659
		Healthcare - Services: 0.3%
900	@	AMERIGROUP Corp.	28,503
800	@	Amsurg Corp.	18,872
820	@	Apria Healthcare Group, Inc.	21,837
1,200	@	Healthsouth Corp.	21,912
3,100	@	Kindred Healthcare, Inc.	61,442
480	@	Magellan Health Services, Inc.	19,488
3,520	@	Res-Care, Inc.	75,046
			247,100
		Holding Companies - Diversified: 0.0%
3,050		Compass Diversified Trust	42,975
			42,975
		Home Builders: 0.1%
1,700	@	Champion Enterprises, Inc.	19,635
900		M/I Homes, Inc.	16,407
1,000	@	Meritage Homes Corp.	18,120
2,950		Monaco Coach Corp.	39,501
1,000	@	WCI Communities, Inc.	9,320
			102,983
		Home Furnishings: 2.4%
89,800		Hooker Furniture Corp.	1,647,830
1,750		Kimball International, Inc.	23,503
17,400		Tempur-Pedic International, Inc.	502,860
			2,174,193

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Choice Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Household Products/Wares: 5.6%
4,250		American Greetings Corp.	$105,145
54,631	@	Fossil, Inc.	1,830,685
950	@, @@	Helen of Troy Ltd.	21,518
64	@	Jarden Corp.	2,099
3,400	@	Prestige Brands Holdings, Inc.	37,298
88,600		WD-40 Co.	3,080,604
			5,077,349
		Insurance: 1.6%
2,140		American Equity Investment Life Holding Co.	21,849
620	@	American Physicians Capital, Inc.	24,626
910	@, @@	Argo Group International	37,110
1,450	@@	Aspen Insurance Holdings Ltd.	36,381
950	@@	Assured Guaranty Ltd.	24,767
1,150	@	CNA Surety Corp.	20,654
1,150		Commerce Group, Inc.	36,662
590		Delphi Financial Group	23,777
900		EMC Insurance Group, Inc.	22,005
650		FBL Financial Group, Inc.	25,435
970	@	Fpic Insurance Group, Inc.	38,926
900		Harleysville Group, Inc.	29,034
1,340		Horace Mann Educators Corp.	25,916
970		Infinity Property & Casualty Corp.	40,216
650	@@	IPC Holdings Ltd.	16,523
280		Landamerica Financial Group, Inc.	15,509
1,900	@	Meadowbrook Insurance Group, Inc.	16,777
70		Midland Co.	3,834
710	@	Navigators Group, Inc.	38,482
660		NYMAGIC, Inc.	19,840
500		Odyssey Re Holdings Corp.	18,110
4,950		Phoenix Cos., Inc.	68,558
950	@@	Platinum Underwriters Holdings Ltd.	32,946
68,200	@	PMA Capital Corp.	685,410
500	@, @@	Primus Guaranty Ltd.	4,755
140	@	ProAssurance Corp.	7,361
50		RLI Corp.	3,008
490		Safety Insurance Group, Inc.	16,729
1,380	@	SeaBright Insurance Holdings, Inc.	23,777
2,000		Selective Insurance Group	42,200
820		State Auto Financial Corp.	24,534
660		Stewart Information Services Corp.	24,460
600		Zenith National Insurance Corp.	25,866
			1,496,037
		Internet: 0.1%
880	@	Avocent Corp.	25,978
21,750	@	CMGI, Inc.	33,930
1,400	@	Infospace, Inc.	19,614
3,250	@	Secure Computing Corp.	29,185
2,500	@	TIBCO Software, Inc.	19,775
			128,482
		Investment Companies: 1.4%
1,500		Apollo Investment Corp.	32,760
37,650		Ares Capital Corp.	618,213
200		Capital Southwest Corp.	28,090
39,990		MCG Capital Corp.	580,655
			1,259,718
		Iron/Steel: 0.1%
920		Olympic Steel, Inc.	22,476
1,750		Ryerson, Inc.	58,345
320		Schnitzer Steel Industries, Inc.	18,698
			99,519
		Leisure Time: 0.0%
1,100		Callaway Golf Co.	17,952
			17,952
		Machinery - Diversified: 6.4%
52,050		Albany International Corp.	2,026,827
700		Briggs & Stratton Corp.	20,433
53,650	@	Kadant, Inc.	1,529,025
270		Nacco Industries, Inc.	31,987
83,450		Sauer-Danfoss, Inc.	2,238,129
			5,846,401
		Media: 0.3%
5,840		Belo Corp.	100,682
7,000	@	Charter Communications, Inc.	19,460
3,800		Citadel Broadcasting Corp.	15,466
4,770	@	Cox Radio, Inc.	65,731
1,180		Lee Enterprises, Inc.	20,497
940		Media General, Inc.	26,245
6,370	@, W	Radio One, Inc.	24,907
750	@	Scholastic Corp.	25,560
			298,548
		Metal Fabricate/Hardware: 0.8%
1,300		Mueller Water Products, Inc. - Class A	16,068

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Choice Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware (continued)
470		Quanex Corp.	$20,356
19,600	@	RBC Bearings, Inc.	695,800
1,230		Worthington Industries	26,027
			758,251
		Mining: 1.3%
22,400	@	Century Aluminum Co.	1,101,632
3,310	@	USEC, Inc.	44,321
			1,145,953
		Miscellaneous Manufacturing: 3.8%
680		Aptargroup, Inc.	24,704
12,900		Clarcor, Inc.	499,488
144,571	@	Griffon Corp.	2,263,982
13,060		Matthews International Corp. - Class A	563,408
4,600		Tredegar Corp.	80,408
			3,431,990
		Office/Business Equipment: 0.1%
7,750		IKON Office Solutions, Inc.	108,810
			108,810
		Oil & Gas: 9.4%
49,550	@	Bill Barrett Corp.	1,746,142
16,300		Crosstex Energy, Inc.	535,292
69,200	@	Denbury Resources, Inc.	2,752,776
700	@	Encore Acquisition Co.	19,453
2,400	@, I	PetroHawk Energy Corp.	36,336
24,350		Range Resources Corp.	884,149
3,150	@	Rosetta Resources, Inc.	52,857
1,900	@	Swift Energy Co.	70,718
203,600	@	Warren Resources, Inc.	2,406,552
1,700	@	Whiting Petroleum Corp.	63,172
			8,567,447
		Oil & Gas Services: 2.4%
74,200	@@	Acergy SA ADR	1,958,138
788	@	Exterran Holdings, Inc.	61,070
700	@	Hornbeck Offshore Services, Inc.	26,705
1,430	@	Oil States International, Inc.	60,346
1,690	@	Trico Marine Services, Inc.	55,533
1,550	@	Union Drilling, Inc.	22,320
			2,184,112
		Pharmaceuticals: 0.0%
900		Alpharma, Inc.	20,610
2,000	@	Neurocrine Biosciences, Inc.	19,940
217	@	Pharmerica Corp.	3,847
			44,397
		Real Estate: 0.1%
850	@	Avatar Holdings, Inc.	51,663
			51,663
		Retail: 7.8%
2,380		Asbury Automotive Group, Inc.	51,456
59,480		Bob Evans Farms, Inc.	1,984,848
74,690		Casey’s General Stores, Inc.	2,118,208
6,350	@	Charming Shoppes, Inc.	57,404
800	@	Collective Brands, Inc.	18,904
100	@	Genesco, Inc.	4,589
104,066	@	Golfsmith International Holdings, Inc.	604,623
550		Group 1 Automotive, Inc.	19,283
4,050	@	Insight Enterprises, Inc.	96,066
3,440		O’Charleys, Inc.	56,003
97,400	@	Pacific Sunwear of California	1,364,574
2,700		Pier 1 Imports, Inc.	16,686
820		Regis Corp.	27,068
1,610		Sonic Automotive, Inc.	42,826
1,710	@	West Marine, Inc.	23,290
14,800		World Fuel Services Corp.	570,540
900	@	Zale Corp.	20,223
			7,076,591
		Savings & Loans: 1.5%
1,600		Brookline Bancorp., Inc.	20,016
710		Downey Financial Corp.	40,179
5,750		First Niagara Financial Group, Inc.	81,248
1,450		First Place Financial Corp.	25,549
590	@	FirstFed Financial Corp.	29,648
1,700		Flagstar Bancorp., Inc.	20,910
111,450	@	Franklin Bank Corp.	1,024,226
500		MAF Bancorp., Inc.	26,845
2,400		Partners Trust Financial Group, Inc.	29,136
1,570		Provident Financial Services, Inc.	26,376
2,480		United Community Financial Corp.	18,327
			1,342,460
		Semiconductors: 1.6%
13,700	@	Applied Micro Circuits Corp.	39,045
4,150	@	Axcelis Technologies, Inc.	19,547
4,700	@	Brooks Automation, Inc.	66,505
7,950	@	Entegris, Inc.	75,048

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Choice Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
2,100	@	Exar Corp.	$28,014
98,600	@	Mattson Technology, Inc.	1,038,258
3,200	@	MKS Instruments, Inc.	70,528
3,450	@	Photronics, Inc.	39,951
2,700	@	Zoran Corp.	46,629
			1,423,525
		Software: 0.1%
710	@	Avid Technology, Inc.	21,889
1,800	@	Lawson Software, Inc.	17,658
1,460	@	Sybase, Inc.	33,653
2,280	@	SYNNEX Corp.	45,418
			118,618
		Telecommunications: 2.7%
8,100	@	3Com Corp.	30,375
2,350	@	Andrew Corp.	33,088
260		Black Box Corp.	10,647
39,550	@	CommScope, Inc.	2,238,530
200		CT Communications, Inc.	6,300
5,600	@	Ditech Networks, Inc.	28,728
2,300		IDT Corp.	20,700
1,500	@	Oplink Communications, Inc.	19,545
1,600	@	Premier Global Services, Inc.	20,928
8,000	@	RF Micro Devices, Inc.	47,600
1,580	@	USA Mobility, Inc.	29,151
			2,485,592
		Toys/Games/Hobbies: 0.0%
1,950	@	Jakks Pacific, Inc.	43,817
			43,817
		Transportation: 3.5%
520		Arkansas Best Corp.	18,668
1,400	@	Bristow Group, Inc.	60,690
250		Genco Shipping & Trading Ltd.	14,025
1,030	@	Gulfmark Offshore, Inc.	47,226
11,030		Landstar System, Inc.	474,400
159,625	@	Marten Transport Ltd.	2,499,728
1,100	@	Saia, Inc.	20,669
2,300		Werner Enterprises, Inc.	42,803
			3,178,209
		Trucking & Leasing: 0.0%
300	@	Amerco	18,912
			18,912
		Total Common Stock
		(Cost $81,212,086)	85,872,947
REAL ESTATE INVESTMENT TRUSTS: 2.5%
		Apartments: 0.0%
500		Post Properties, Inc.	19,955
			19,955
		Diversified: 0.6%
10,690		Entertainment Properties Trust	511,410
1,460		Franklin Street Properties Corp.	25,185
1,100		Lexington Corporate Properties Trust	22,748
250		Resource Capital Corp.	3,000
			562,343
		Health Care: 0.1%
800		Healthcare Realty Trust, Inc.	19,976
1,000		Senior Housing Properties Trust	20,340
			40,316
		Hotels: 0.2%
6,600		Ashford Hospitality Trust, Inc.	72,006
1,190		DiamondRock Hospitality Co.	21,361
3,750		Hersha Hospitality Trust	40,988
620		LaSalle Hotel Properties	25,817
900		Sunstone Hotel Investors, Inc.	24,264
			184,436
		Mortgage: 1.4%
194,450		Alesco Financial, Inc.	1,061,697
450		Anthracite Capital, Inc.	4,077
200		Deerfield Triarc Capital Corp.	1,750
2,000		Gramercy Capital Corp.	50,300
11,200		IMPAC Mortgage Holdings, Inc.	19,264
49,100		New York Mortgage Trust, Inc.	58,920
50		Newcastle Investment Corp.	832
1,790		Northstar Realty Finance Corp.	18,992
550		RAIT Investment Trust	4,868
490		Redwood Trust, Inc.	18,292
			1,238,992
		Office Property: 0.1%
2,950		BioMed Realty Trust, Inc.	71,921
			71,921
		Regional Malls: 0.0%
470		Pennsylvania Real Estate Investment Trust	17,780
			17,780

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Choice Fund	as of August 31, 2007 (Unaudited) (continued)

Shares		Value
	Single Tenant: 0.1%
1,230	National Retail Properties, Inc.	$28,893
940	Realty Income Corp.	25,380
		54,273
	Storage: 0.0%
500	Sovran Self Storage, Inc.	22,555
		22,555
	Warehouse/Industrial: 0.0%
710	First Industrial Realty Trust, Inc.	28,954
		28,954
	Total Real Estate Investment Trusts
	(Cost $3,061,067)	2,241,525
EXCHANGE-TRADED FUNDS: 0.6%
	Exchange-Traded Funds: 0.6%
7,550	iShares Russell 2000 Value Index Fund	578,934

	Total Exchange-Traded Funds
	(Cost $604,016)	578,934

	Total Long-Term Investments
	(Cost $84,877,169)	88,693,406

Principal Amount				Value
SHORT-TERM INVESTMENTS: 2.0%
		U.S. Government Agency Obligations: 2.0%
$1,704,000		Federal Home Loan Bank, Discount Note, due 09/04/07		$1,703,243
101,000	Z	Federal Home Loan Bank, 4.000%, due 09/04/07		100,955
		Total Short-Term Investments
		(Cost $1,804,198)		1,804,198
		Total Investments in Securities
		(Cost $86,681,367)*	99.2%	$90,497,604
		Other Assets and Liabilities - Net	0.8	744,685
		Net Assets	100.0%	$91,242,289

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
W	When-issued or delayed delivery security
I	Illiquid security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $87,189,297.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$11,118,790
	Gross Unrealized Depreciation	(7,810,483)
	Net Unrealized Appreciation	$3,308,307

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 79.7%
		Auto Parts & Equipment:0.6%
20,800	@@	Magna International, Inc.	$1,860,560
			1,860,560
		Biotechnology: 2.0%
130,900	@	Amgen, Inc.	6,559,399
			6,559,399
		Chemicals: 0.0%
13,800		Aceto Corp.	120,060
			120,060
		Coal: 4.3%
114,100		Arch Coal, Inc.	3,364,809
255,200	L	Peabody Energy Corp.	10,848,552
			14,213,361
		Commercial Services: 1.5%
101,800	@@	Toppan Printing Co., Ltd. ADR	5,102,511
			5,102,511
		Cosmetics/Personal Care: 2.0%
23,100	@@	Kao Corp. ADR	6,556,443
			6,556,443
		Distribution/Wholesale: 1.7%
143,700	@	Tech Data Corp.	5,602,863
			5,602,863
		Electric: 11.5%
19,100		American Electric Power Co., Inc.	849,568
244,200	@@, L	Centrais Eletricas Brasileiras SA ADR	3,007,982
88,400	L	DTE Energy Co.	4,226,404
284,800	L	Idacorp, Inc.	9,247,456
6,300	@@	Korea Electric Power Corp. ADR	141,939
162,000	L, X	Mirant Corp. - W/I	—
509,000	L	PNM Resources, Inc.	11,768,078
371,200	L	Puget Energy, Inc.	8,660,096
			37,901,523
		Electronics: 2.0%
243,100	@@, #	Samsung SDI Co., Ltd. GDR	3,996,613
1,080,480	@	Sanmina-SCI Corp.	2,474,299
			6,470,912
		Engineering & Construction: 1.0%
69,700	@	Shaw Group, Inc.	3,488,485
			3,488,485
		Environmental Control: 2.6%
669,200	@, L	Allied Waste Industries, Inc.	8,545,684
			8,545,684
		Food: 5.8%
27,200		Kroger Co.	722,976
53,800		Sara Lee Corp.	894,156
325,650	@, L	Smithfield Foods, Inc.	10,658,525
317,700		Tyson Foods, Inc.	6,846,435
			19,122,092
		Forest Products & Paper: 2.8%
722,000	@@, L	Abitibi-Consolidated, Inc.	1,415,120
203,850	L	Bowater, Inc.	3,432,834
326,200	@, @@, L	Domtar Corp.	2,609,600
21,850		Louisiana-Pacific Corp.	409,251
129,200	L	Wausau Paper Corp.	1,450,916
			9,317,721
		Healthcare - Services: 0.4%
50,200	@, L	Apria Healthcare Group, Inc.	1,336,826
			1,336,826
		Home Builders: 0.7%
219,600	L	Levitt Corp.	513,864
138,000	@@	Sekisui House Ltd. ADR	1,790,550
			2,304,414
		Insurance: 0.3%
105,107	@, L	PMA Capital Corp.	1,056,325
			1,056,325
		Leisure Time: 1.2%
1,084,500	@@	Sega Sammy Holding ADR	4,118,931
			4,118,931
		Machinery - Diversified: 3.2%
158,700	@, L	AGCO Corp.	6,855,840
35,300	L	Alamo Group, Inc.	900,150
36,000	L	Lindsay Manufacturing Co.	1,459,080
96,226	@	Tecumseh Products Co.	1,444,352
			10,659,422
		Media: 0.5%
49,600	@, L	Scholastic Corp.	1,690,368
			1,690,368

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Mining: 21.7%
65,100	@@, L	Alumina Ltd. ADR	$1,487,535
288,350	@@	Anglogold Ashanti Ltd. ADR	11,254,301
494,300	@, L	Apex Silver Mines Ltd.	8,571,162
79,100	@, @@, L	Banro Corp.	783,090
77,495	@@	Barrick Gold Corp.	2,520,137
595,500	@, @@	Crystallex International Corp.	1,697,175
79,600	@, @@, L	Eldorado Gold Corp.	395,612
392,500	@@, L	Gold Fields Ltd. ADR	5,950,300
318,200	@, L	Gold Reserve, Inc.	1,342,804
215,500	@, @@, L	Ivanhoe Mines Ltd.	2,407,135
505,955	@, @@, L	Kinross Gold Corp.	6,182,770
220,100	@, @@, L	Lihir Gold Ltd. ADR	5,592,741
194,900	@@	Newcrest Mining Ltd. ADR	3,884,747
407,500		Newmont Mining Corp.	17,220,950
111,900	@, @@, L	Novagold Resources, Inc.	1,572,195
660,300	@, @@	Orezone Resources, Inc.	997,053
			71,859,707
		Oil & Gas: 1.5%
99,200	@, L	Delta Petroleum Corp.	1,469,152
63,200	@@	Nexen, Inc.	1,761,384
144,200	@, L	Warren Resources, Inc.	1,704,444
			4,934,980
		Oil & Gas Services: 2.7%
262,700		BJ Services Co.	6,517,587
29,400	@@	Technip SA ADR	2,348,263
			8,865,850
		Retail: 1.0%
73,800		Wal-Mart Stores, Inc.	3,219,894
			3,219,894
		Semiconductors: 0.5%
349,800	@, L	Axcelis Technologies, Inc.	1,647,558
			1,647,558
		Telecommunications: 5.7%
399,300	@@	Chunghwa Telecom Co., Ltd. ADR	6,995,736
62,300	@@	KT Corp. ADR	1,483,986
444,200	@@	Nippon Telegraph & Telephone Corp. ADR	10,261,020
			18,740,742
		Transportation: 2.1%
83,600		CSX Corp.	3,427,600
90,400	@@, L, X	Stolt-Nielsen SA ADR	2,884,092
5,700		Union Pacific Corp.	635,949
			6,947,641
		Water: 0.4%
27,900	@, @@, L	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,367,937
			1,367,937
		Total Common Stock
		(Cost $252,970,249)	263,612,209
RIGHTS: 0.0%
		Home Builders: 0.0%
1,107,091		Levitt Corp.	—

		Total Rights
		(Cost $-)	—

Principal Amount			Value
CONVERTIBLE BONDS: 17.9%
		Aerospace/Defense: 0.7%
$1,635,000	C	EDO Corp., 4.000%, due 11/15/25	$2,262,431
			2,262,431
		Airlines: 2.1%
7,085,000	C, L	JetBlue Airways Corp., 3.500%, due 07/15/33	6,828,169
			6,828,169
		Computers: 0.6%
2,210,000	C	Hutchinson Technology, Inc., 3.250%, due 01/15/26	1,972,425
			1,972,425
		Electrical Components & Equipment: 0.9%
2,639,100	C	GrafTech International Ltd., 1.625%, due 01/15/24	2,932,700
			2,932,700
		Electronics: 0.2%
696,000	C	FEI Co., 5.500%, due 08/15/08	680,340
			680,340
		Environmental Control: 2.0%
6,936,000	C, L	Allied Waste North America, Inc., 4.250%, due 04/15/34	6,606,540
			6,606,540
		Healthcare - Services: 1.5%
4,940,000	C	Apria Healthcare Group, 3.375%, due 09/01/33	5,119,075
			5,119,075
		Machinery - Diversified: 1.3%
4,131,000	+, C, L	Albany International Corp., 2.250%, due 03/15/26	4,249,766
			4,249,766

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Mining: 2.8%
$379,000	@@, C	Apex Silver Mines Ltd., 2.875%, due 03/15/24	$317,413
9,647,000	C, L	Coeur d’Alene Mines Corp., 1.250%, due 01/15/24	8,561,713
390,000	@@, C, L	Gold Reserve, Inc., 5.500%, due 06/15/22	339,788
			9,218,914
		Oil & Gas: 2.1%
7,236,000	L	Nabors Industries, Inc., 0.940%, due 05/15/11	6,874,200
			6,874,200
		Pharmaceuticals: 1.0%
4,255,000	C, L	Omnicare, Inc., 3.250%, due 12/15/35	3,356,131
			3,356,131
		Semiconductors: 1.6%
845,000	L	Credence Systems Corp., 1.500%, due 05/15/08	815,425
4,935,000	L	Credence Systems Corp., 3.500%, due 05/15/10	4,552,538
			5,367,963
		Telecommunications: 1.1%
2,143,000	C	Adaptec, Inc., 0.750%, due 12/22/23	1,982,275
1,931,000	@@, C, L	Audiocodes Ltd., 2.000%, due 11/09/24	1,728,245
			3,710,520
		Total Convertible Bonds
		(Cost $57,861,696)	59,179,174
		Total Long-Term Investments
		(Cost $310,831,945)	322,791,383

SHORT-TERM INVESTMENTS: 23.6%
		U.S. Government Agency Obligations: 2.0%
6,508,000	Z	Federal Home Loan Bank, 4.000%, due 09/04/07		6,505,108
		Total U.S. Government Agency Obligations
		(Cost $6,505,108)		6,505,108

		Securities Lending Collateralcc: 21.6%
71,383,709		Bank of New York Mellon Corp. Institutional Cash Reserves		71,383,709
		Total Securities Lending Collateral
		(Cost $71,383,709)		71,383,709
		Total Short-Term Investments
		(Cost $77,888,817)		77,888,817
		Total Investments in Securities
		(Cost $388,720,762)*	121.2%	$400,680,200
		Other Assets and Liabilities - Net	(21.2)	(70,001,700)
		Net Assets	100.0%	$330,678,500

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
L	Loaned security, a portion or all of the security is on loan at August 31, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $388,822,920.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$28,433,288
	Gross Unrealized Depreciation	(16,576,008)
	Net Unrealized Appreciation	$11,857,280

Item 2. Controls and Procedures

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   ING Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 30, 2007
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	October 30, 2007